OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%

		Australia: 5.7%
121,165		Ansell Ltd.	$1,212,977
336,698		Australian Infrastructure Fund	929,137
280,749		Australian Pharmaceutical Industries Ltd.	467,014
158,452		Babcock & Brown Infrastructure Group	225,861
79,416		Cabcharge Australia Ltd.	831,905
744,826		Centro Retail Trust	1,059,514
766,916		CFS Retail Property Trust	1,387,707
945,605		Commonwealth Property Office Fund	1,277,743
90,800		Computershare Ltd.	761,480
104,048		Felix Resources Ltd.	496,914
384,667	**	ING Office Fund	542,314
336,115		Macquarie CountryWide Trust	560,123
166,694		Macquarie Media Group Ltd.	642,820
269,971		Metcash Ltd.	1,018,515
41,100		MFS Ltd.	180,878
217,580		Minara Resources Ltd.	1,143,620
68,875		Monadelphous Group Ltd.	953,160
500,170		Oxiana Ltd.	1,556,917
436,670		Pacific Brands Ltd.	1,328,478
147,051		Perilya Ltd.	582,581
270,322		Rubicon America Trust	242,449
436,240		Rubicon Europe Trust Group	362,543
108,528		Seven Network Ltd.	1,026,844
566,101		Smorgon Steel Group Ltd.	1,313,536
814,416	#	Spark Infrastructure Group	1,319,148
41,490		Transfield Services Ltd.	394,894
54,365		WorleyParsons Ltd.	1,556,137
			23,375,209
		Austria: 0.9%
101,540		Austrian Airlines	1,234,543
44,638		CA Immobilien Anlagen AG	1,148,926
58,787		Conwert Immobilien Invest AG	992,948
24,941		Polytec Holding AA	435,627
			3,812,044
		Belgium: 0.6%
57,952		AGFA-Gevaert NV	1,223,592
13,486		Omega Pharma SA	1,156,602
			2,380,194
		Bermuda: 0.4%
54,361		Catlin Group Ltd.	520,737
59,400		Global Sources Ltd.	1,129,788
			1,650,525
		Canada: 6.9%
73,596		Aeroplan Income Fund	1,444,601
50,800		Angiotech Pharmaceuticals, Inc.	351,429
14,200		Astral Media Inc.	557,058
4,000		Atco Ltd.	217,473
434,000		Breakwater Resources Ltd.	1,366,929
102,400		CanWest Global Communications Corp.	793,821
46,100		Emera, Inc.	892,788
36,800		Emergis, Inc.	239,745
35,100		GSI Group Inc.	379,080
43,300		Harvest Energy Trust	1,268,396
59,500		HudBay Minerals, Inc.	1,457,940
27,100		Industrial Alliance Insurance	1,003,930
158,900		Jazz Air Income Fund	1,200,538
52,000		Kingsway Financial Services, Inc.	947,582
25,000		Laurentian Bank of Canada	890,514
55,900		Methanex Corp.	1,382,304
31,200		Metro Inc.	1,111,361
18,700		Northbridge Financial Corp.	578,284
230,800		Northern Orion Resources, Inc.	1,233,183
205,500		Northgate Minerals Corp.	653,023
13,600		Pason Systems Inc.	208,819
20,100		Petrolifera Petroleum Ltd.	339,710
87,400		Progress Energy Trust	1,092,090
36,600		QLT, Inc.	243,245
78,400		QuADRa Mining Ltd.	1,332,388
192,000		Saxon Energy Services, Inc.	1,042,070
45,600		Shawcor Ltd.	1,338,335
100,400		Sherritt International Corp.	1,532,163
22,600		Stantec, Inc.	724,734
32,300		Teranet Income Fund	300,050
37,100		Vermilion Energy Trust	1,342,388
21,400		West Fraser Timber Co., Ltd.	762,280
			28,228,251

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value

	Denmark: 0.3%
22,671	East Asiatic Co., Ltd. A/S	$1,310,310
		1,310,310
	Finland: 0.1%
93,263	Oriola-KD OYJ	412,791
		412,791
	France: 9.2%
34,994	Accor SA	2,980,500
41,701	Air France-KLM	1,877,000
16,751	Alstom	3,012,117
18,491	BIC	1,335,173
2,336	Bollore Investissement	505,106
3,197	Bonduelle S.C.A.	389,924
4,215	Bongrain SA	526,657
6,401	Ciments Francais SA	1,454,889
13,158	CNP Assurances	1,724,948
7,343	Compagnie Generale de Geophysique SA	1,854,205
4,676	Compagnie Generale des Etablissements Michelin	617,371
1,872	Eramet SLN	565,194
4,712	Etam Developpement SA	361,201
11,670	Eurazeo	1,635,075
590	Generale de Sante	23,156
27,246	IMS-Intl Metal Service	1,251,451
19,485	Ipsen	1,033,509
13,929	Kaufman & Broad SA	956,093
25,868	Lagardere SCA	2,043,388
45,822	Legrand SA	1,573,757
76,052	Natixis	1,685,730
3,712	Pierre & Vacances	545,266
63,562	Safran SA	1,583,257
15,445	Sequana Capital	508,256
24,669	Sodexho Alliance SA	1,628,850
14,953	Technip SA	1,220,383
29,920	Thales SA	1,711,692
90,019	Thomson	1,476,241
7,134	Vallourec	1,845,372
		37,925,761
	Germany: 8.6%
23,889	Aareal Bank AG	1,115,140
137,320	Aixtron AG	1,186,359
55,062	Altana AG	1,297,496
7,798	AMB Generali Holding AG	1,166,849
17,400	Carl Zeiss Meditec AG	364,992
27,928	Celesio AG	1,686,169
5,355	Continental AG	774,121
21,572	Curanum AG	199,499
24,769	Deutsche Beteiligungs AG	900,156
8,560	Deutsche Boerse AG	1,003,709
19,664	Deutsche Euroshop AG	1,341,188
66,412	Deutsche Lufthansa AG	1,865,286
9,300	Draegerwerk AG	774,421
53,520	Drillisch AG	479,332
63,861	EpCos. AG	1,284,218
58,159	Freenet AG	1,402,035
2,502	Fresenius AG	182,656
44,678	Fresenius Medical Care AG & Co. KGaA	2,111,588
61,801	Gildemeister AG	1,367,940
20,454	Hannover Rueckversicheru - Reg	909,900
10,011	HeidelbergCement AG	1,470,572
28,724	Heidelberger Druckmaschinen	1,401,171
143,144	Infineon Technologies AG	2,344,112
62,732	Kontron AG	1,334,849
3,380	KWS Saat AG	567,179
26,901	Leoni AG	1,318,763
1,376	MAN AG	199,481
12,210	Praktiker Bau- und Heimwerkermaerkte AG	528,600
9,890	Salzgitter AG	2,009,095
64,010	Suedzucker AG	1,220,018
23,085	Suess Microtec	289,309
12,157	Vossloh AG	1,451,144
		35,547,347
	Greece: 1.2%
364,238	Anek Lines SA	1,257,900
26,636	Corinth Pipeworks SA	228,602
95,240	Hellenic Technodomiki Tev SA	1,286,768
51,185	Sidenor Steel Production & Manufacturing Co. SA	1,023,462
18,200	Tsakos Energy Navigation Ltd.	1,322,958
		5,119,690
	Hong Kong: 2.2%
147,600	CDC Corp. - Class A	1,307,736
730,000	Chinese Estates Holdings Ltd.	1,326,121
332,000	Great Eagle Holding Co.	1,246,328
540,800	Hkr International Ltd.	416,680

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Hong Kong (continued)
234,000	Hongkong & Shanghai Hotels	$388,669
355,000	Hopewell Holdings	1,532,796
537,000	Hysan Development Co., Ltd.	1,383,798
10,270	Khd Humboldt Wedag International	586,725
584,000	Minmetals Resources Ltd.	351,326
677,000	Pacific Century Premium Developments Ltd.	221,392
1,239,000	Sinolink Worldwide Holdings	345,100
		9,106,671
	Ireland: 0.5%
58,523	Kerry Group PLC	1,551,797
339,700	Total Produce PLC	334,629
		1,886,426
	Italy: 6.2%
48,181	ACEA S.p.A.	884,686
369,990	AEM S.p.A.	1,222,858
105,428	Banca Popolare di Milano Scrl	1,512,052
103,088	Banche Popolari Unite Scpa	2,546,844
64,636	Benetton Group S.p.A.	1,070,415
18,536	Buzzi Unicem S.p.A. RNC	394,015
54,709	Danieli & Co. S.p.A. RNC	1,305,985
177,071	DeA Capital S.p.A.	684,765
441,445	Ducati Motor Holding S.p.A.	1,238,038
337,811	IMMSI S.p.A.	946,637
172,300	Impregilo S.p.A.	1,370,992
56,630	Indesit Co. S.p.A.	1,243,015
25,066	Italcementi S.p.A. RNC	442,600
6,467	Italmobiliare S.p.A.	642,845
37,060	Permasteelisa S.p.A.	1,154,533
270,485	Piaggio & C S.p.A.	1,235,044
65,689	Piccolo Credito Valtellinese Scarl	936,944
71,772	Premafin Finanziaria S.p.A.	225,709
157,501	Recordati S.p.A.	1,259,471
7,888	SAES Getters S.p.A	239,714
7,243	SAES Getters S.p.A.	274,379
190,696	Safilo Group S.p.A.	1,027,903
425,806	Sorin S.p.A.	1,065,487
369,262	Unipol S.p.A.	1,237,485
455,005	Unipol S.p.A.	1,444,156
		25,606,572
	Japan: 15.6%
77,000	Aida Engineering Ltd.	567,595
3,000	Alfresa Holdings Corp.	205,199
23,300	AOKI Holdings, Inc.	456,799
49,000	Aoyama Trading Co., Ltd.	1,410,472
338,000	Atsugi Co., Ltd.	509,485
35,800	Autobacs Seven Co., Ltd.	1,075,635
8,400	Bank of Iwate Ltd.	478,534
77,000	Bank of Nagoya Ltd.	482,061
76,500	Best Denki Co., Ltd.	453,726
523,800	Chugai Mining Co., Ltd.	366,597
118,000	COMSYS Holdings Corp.	1,308,111
96,000	Daimei Telecom Engineering Corp.	1,049,449
136,000	Daishi Bank Ltd.	579,054
43,000	Daiwa Industries Ltd.	313,862
75,000	Ehime Bank Ltd.	249,161
93,000	Eighteenth Bank Ltd.	373,202
37,100	Eiken Chemical Co., Ltd.	328,467
78,000	Ezaki Glico Co., Ltd.	772,465
34,100	Fuji Machine Manufacturing Co., Ltd.	782,201
187,000	Fukuyama Transporting Co., Ltd.	973,720
52,900	Glory Ltd.	1,414,250
65,000	Higashi-Nippon Bank Ltd.	258,300
79,000	Higo Bank Ltd.	527,010
55,800	Hitachi Software Engineering Co., Ltd.	1,280,165
93,000	Hokkoku Bank Ltd.	399,371
63,500	House Foods Corp.	944,761
122,000	Hyakugo Bank Ltd.	789,245
70,300	Ines Corp.	512,000
50,100	Itochu Enex Co., Ltd.	395,820
191,000	Itoham Foods, Inc.	831,941
65,000	Itoki Corp.	474,610
275,000	Jaccs Co., Ltd.	921,002
35,300	Japan Digital Laboratory Co.	449,293
39,600	Japan Electronic Materials	513,503
323,000	Japan Radio Co., Ltd.	1,208,317
119,000	Jeol Ltd.	778,385
83,000	Juroku Bank Ltd.	498,491
78,000	Kagoshima Bank Ltd.	569,847
26,000	Kaken Pharmaceutical Co., Ltd.	201,000
43,000	Kato Works Co., Ltd.	277,460
124,000	Keiyo Bank Ltd.	696,466
57,600	Keiyo Co., Ltd.	370,984
69,800	Koa Corp.	1,045,947

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Japan (continued)
23,200	Macnica, Inc.	$571,837
81,000	Maeda Road Construction Co., Ltd.	731,731
25,000	Makino Milling Machine Co.	333,175
100,000	Maruetsu, Inc.	452,458
69,000	Mie Bank Ltd.	349,923
107,000	Minato Bank Ltd.	239,318
351,000	Mitsui Matsushima Co., Ltd.	484,664
143,000	Mitsui Sugar Co., Ltd.	454,792
64,000	Mory Industries, Inc.	312,985
206,000	Nichirei Corp.	987,683
35,900	Nifco, Inc.	843,743
108,000	Nippon Beet Sugar Manufacturing Co., Ltd.	267,925
64,000	Nippon Pillar Packing Co., Ltd.	728,342
30,000	Nippon Seiki Co., Ltd.	822,583
289,000	Nippon Sheet Glass Co., Ltd.	1,518,073
60,000	Nippon Shinyaku Co., Ltd.	597,018
184,000	Nippon Synthetic Chemical Industry Co., Ltd.	922,366
99,000	Nisshinbo Industries, Inc.	1,223,501
114,000	Nittetsu Mining Co., Ltd.	976,870
29,400	Oiles Corp.	668,485
63,000	Oita Bank Ltd.	390,811
61,000	Okabe Co., Ltd.	324,973
103,000	Pacific Industrial Co., Ltd.	515,753
21,300	Rock Field Co., Ltd.	344,744
19,800	Ryosan Co., Ltd.	491,265
115,000	Sakai Chemical Industry Co., Ltd.	893,131
141,000	San-In Godo Bank Ltd.	1,238,169
45,100	Sanyo Shinpan Finance Co., Ltd.	1,366,258
330,000	Seika Corp.	1,010,749
14,900	Shima Seiki Manufacturing Ltd.	647,361
48,200	Shimachu Co., Ltd.	1,368,669
48,100	Shin-Etsu Polymer Co., Ltd.	589,615
80,300	Shizuoka Gas Co., Ltd.	407,082
66,000	Sintokogio Ltd.	953,404
194,000	Sumitomo Bakelite Co., Ltd.	1,383,761
121,000	Sumitomo Forestry Co., Ltd.	1,113,915
65,000	Sumitomo Precision Products	348,769
61,000	Taihei Dengyo Kaisha Ltd.	486,843
105,000	Tamura Corp.	556,618
38,900	Tecmo Ltd.	416,690
28,600	Toho Pharmaceutical Co., Ltd.	471,631
107,000	Tokyo Style Co., Ltd.	1,331,339
146,000	Toshiba Plant Systems & Services Corp.	1,209,994
112,000	Toshiba Tec Corp.	642,168
23,300	Towa Corp.	230,924
64,000	Toyo Kohan Co., Ltd.	338,616
47,000	Uchida Yoko Co., Ltd.	235,436
111,000	Wacoal Holdings Corp.	1,368,262
30,700	Yamato Kogyo Co., Ltd.	1,458,426
101,000	Yuken Kogyo Co., Ltd.	439,018
		64,155,829
	Liechtenstein: 0.1%
3,579	Liechtenstein Landesbank	377,312
		377,312
	Netherlands: 1.5%
38,400	Chicago Bridge & Iron Co. NV	1,559,040
24,900	CNH Global NV	1,317,957
12,693	Hunter Douglas NV	1,251,757
16,288	SBM Offshore NV	669,619
13,950	Unit 4 Agresso NV	389,388
16,962	Univar NV	1,165,296
		6,353,057
	Norway: 1.0%
67,200	Aker Yards AS	770,660
68,700	Cermaq ASA	1,265,016
32,000	Leroy Seafood Group ASA	754,724
77,780	TGS Nopec Geophysical Co. ASA	1,518,044
		4,308,444
	Portugal: 0.9%
369,862	Grupo Soares da Costa SGPS SA	1,285,850
295,510	Portucel Empresa Produtora de Pasta e Papel SA	1,230,699
67,464	Semapa-Sociedade de Investimento e Gestao	1,180,692
		3,697,241
	Singapore: 0.3%
77,000	Haw Par Corp., Ltd.	408,953
202,000	Hong Leong Asia Ltd.	510,157
164,000	MobileOne Ltd.	229,462
		1,148,572
	South Korea: 4.9%
122,199	Asiana Airlines	1,337,779
11,600	Binggrae Co., Ltd.	538,740
34,730	Daishin Securities Co., Ltd.	1,389,401
34,350	Daou Technology, Inc.	515,483

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	South Korea (continued)
27,585	Hanarotelecom, Inc.	$245,715
39,640	Jeonbuk Bank	464,181
4,080	Korea Electric Terminal Co.	119,103
20,599	Korean Air Lines Co., Ltd.	1,649,772
16,050	Kumho Electric, Inc.	765,616
19,900	Kumho Industrial Co., Ltd.	1,381,639
19,020	LG Life Sciences Ltd.	1,062,219
28,310	LG Petrochemical Co., Ltd.	1,339,012
600	Lotte Chilsung Beverage Co., Ltd.	979,059
66,160	Lotte Midopa Co., Ltd.	1,178,157
1,865	Lotte Samkang Co., Ltd.	485,231
28,690	Macquarie Korea Infrastructure Fund	230,956
895,370	Mirae Corp.	682,547
38,000	Poongsan Corp.	1,267,008
950	Samchully Co., Ltd.	230,200
18,800	Samwhan Corp.	708,274
36,700	SKC Co., Ltd.	1,325,684
49,440	Solomon Mutual Savings Bank	1,106,655
137,000	Stx Pan Ocean Co., Ltd.	211,034
23,400	Taegu Department Store Co.	502,002
52,400	Youngone Corp.	464,618
		20,180,085
	Spain: 3.0%
63,026	Acerinox SA	1,630,864
9,664	Adolfo Dominguez	540,053
19,097	Banco De Sabadell SA	205,552
161,516	Corp. Mapfre SA	747,632
17,527	Corporacion Financiera Alba SA	1,282,316
63,300	Duro Felguera SA	715,356
295,816	Iberia Lineas Aereas de Espana	1,383,115
11,244	Metrovacesa SA	1,228,378
20,032	Nh Hoteles SA	428,644
63,544	Promotora de Informaciones SA (PRISA)	1,390,323
36,552	Union Fenosa SA	1,998,491
33,799	Viscofan SA	816,433
		12,367,157
	Sweden: 1.6%
26,920	Alfa Laval AB	1,690,694
52,000	Bure Equity AB	317,283
28,800	Holmen AB	1,209,153
82,400	Kinnevik Investment AB	1,553,576
43,300	Peab AB	1,317,814
25,400	Wallenstam Byggnads AB	528,425
		6,616,945
	Switzerland: 5.2%
28,199	Adecco SA	1,961,197
2,980	Baloise Holding AG	279,065
1,647	Barry Callebaut AG	1,199,555
5,069	Bucher Industries AG	792,544
23,179	Converium Holding AG	378,827
3,178	Flughafen Zuerich AG	1,369,890
2,598	Galenica AG	903,934
29,882	Holcim Ltd.	3,165,563
4,194	Inficon Holding AG - Reg	739,667
3,967	Julius Baer Holding AG - Reg	277,398
74,391	Micronas Semiconductor Hold	1,143,673
3,053	OC Oerlikon Corp. AG	1,354,226
21,311	PSP Swiss Property AG	1,127,944
2,479	Rieter Holding AG	1,307,016
6,681	Swatch Group AG - BR	2,015,548
8,118	Swiss Life Holding	2,000,497
3,457	Syngenta AG	652,235
3,923	Valora Holding AG	947,274
		21,616,053
	United Kingdom: 16.8%
160,366	Acambis PLC	344,855
114,333	Antofagasta PLC	1,665,686
532,991	ARM Holdings PLC	1,587,082
36,493	Axon Group PLC	588,376
106,633	Balfour Beatty PLC	922,297
60,385	Bellway PLC	1,507,326
28,857	Bespak PLC	408,272
201,447	Bodycote International	1,100,056
91,622	Bovis Homes Group PLC	1,426,149
194,817	Brit Insurance Holdings PLC	1,336,420
199,802	British Airways PLC	1,593,840
92,600	BTG PLC	190,432
41,289	Capital & Regional PLC	830,875
30,375	Chemring Group PLC	1,174,344
40,591	CLS Holdings PLC	468,061
269,023	Colt Telecom Group SA	821,572
12,767	Cranswick PLC	229,155
3,005	Daejan Holdings	224,590

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
14,100	Dairy Crest Group PLC	$210,069
85,536	De La Rue PLC	1,285,363
148,841	DS Smith PLC	730,220
408,862	Elementis PLC	863,664
345,029	Enodis PLC	1,325,391
68,044	Expro International Group	1,314,598
311,876	F&C Asset Management PLC	1,197,228
480,366	Friends Provident PLC	1,804,187
274,419	Gcap Media PLC	1,239,132
71,038	Greene King PLC	1,436,984
3,232	Greggs PLC	318,028
153,797	Gyrus Group PLC	1,337,146
5,904	Hanson PLC	129,856
140,305	Informa PLC	1,492,394
285,563	International Power PLC	2,373,883
222,950	Invensys PLC	1,685,993
287,458	JJB Sports PLC	1,254,925
14,215	Kelda Group PLC	240,686
60,539	Keller Group PLC	1,197,849
139,101	Kiln Ltd.	346,100
530,565	Kingston Communications PLC	811,585
26,341	Lonmin PLC	1,846,148
74,909	Luminar PLC	1,126,282
156,090	Marston’s PLC	1,230,341
334,812	Melrose PLC	1,176,298
112,157	Millennium & Copthorne Hotels PLC	1,364,623
55,952	Mondi PLC	490,662
32,553	Morgan Sindall PLC	1,097,982
12,587	Northern Rock PLC	206,067
784,311	Northgate Information Solutions PLC	1,245,591
150,795	Pendragon PLC	222,978
131,070	Pennon Group PLC	1,614,035
82,303	Persimmon PLC	1,924,918
61,469	Premier Oil PLC	1,356,690
73,851	Punch Taverns PLC	1,712,025
159,589	Rok PLC	638,926
53,672	Schroders PLC	1,328,360
53,396	Schroders PLC - Non Voting	1,173,566
125,577	SCI Entertainment Group PLC	1,023,270
249,429	Shanks Group PLC	1,186,142
11,390	Shire PLC	279,098
135,915	St Ives Group PLC	652,880
219,484	Taylor Woodrow PLC	1,445,930
62,960	Telent PLC	664,332
43,549	Travis Perkins PLC	1,656,594
31,000	Tullow Oil PLC	301,553
47,461	Vedanta Resources PLC	1,697,578
17,440	Venture Production PLC	273,312
99,195	Weir Group PLC	1,485,413
		69,436,263
	United States: 0.5%
77,100	Virgin Media, Inc.	1,915,164
		1,915,164
	Total Common Stock
	(Cost $389,485,022)	388,533,913
REAL ESTATE INVESTMENT TRUSTS: 2.1%
	France: 0.3%
4,602	Unibail	1,085,873
		1,085,873
	Hong Kong: 0.1%
1,329,000	Prosperity Real Estate Investment Trust	276,843
		276,843
	Japan: 0.1%
59	Japan Single-Residence REIT, Inc.	237,222
87	Prospect Residential Investment Corp.	308,818
		546,040
	Netherlands: 0.6%
16,210	Vastned Retail NV	1,308,472
9,574	Wereldhave NV	1,216,244
		2,524,716
	Singapore: 0.2%
782,000	Macquarie MEAG Prime REIT	639,800
		639,800
	United Kingdom: 0.8%
20,240	Hammerson PLC	487,930
75,162	Liberty International PLC	1,566,683
115,509	Slough Estates PLC	1,254,127
16,062	Warner Estate Holdings PLC	205,154
		3,513,894
	Total Real Estate Investment Trusts
	(Cost $9,409,869)	8,587,166

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
EXCHANGE-TRADED FUNDS: 1.4%
	United States: 1.4%
71,400	iShares MSCI EAFE Index Fund	$5,634,888

	Total Exchange-Traded Funds
	(Cost $5,896,566)	5,634,888
MUTUAL FUNDS: 0.2%
	United Kingdom: 0.2%
21,249	Caledonia Investments PLC	889,372

	Total Mutual Funds
	(Cost $ 884,480 )	889,372
PREFERRED STOCK: 0.4%
	Germany: 0.1%
2,521	Fresenius AG	199,976
		199,976
	Italy: 0.3%
35,455	Instituto Finanziario Industriale S.p.A.	1,338,951
		1,338,951
	Total Preferred Stock
	(Cost $1,601,192)	1,538,927

RIGHTS: 0.0%
	South Korea: 0.0%
6,076	Solomon Mutual Savings	45,607

	Total Rights
	(Cost $-)	45,607

	Total Long-Term Investments
	(Cost $407,277,129)	405,229,873

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.6%
$64,479,000		Repurchase Agreement: 15.6%
		Deutsche Bank Repurchase Agreement dated 07/31/07, 5.300%, due 08/01/07, $64,488,493 to be received upon repurchase (Collateralized by $66,745,000 various U.S. Government Agency Obligations, Discount Note-6.070%, Market Value $65,768,767, due 03/05/08-01/19/27)		$64,479,000

		Total Short-Term Investments
		(Cost $64,479,000)		64,479,000

		Total Investments in Securities
		(Cost $471,756,129)*	113.9%	$469,708,873
		Other Assets and Liabilities — Net	(13.9)	(57,467,976)
		Net Assets	100.0%	$412,240,897

	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	**	Investment in affiliate

	*	Cost for federal income tax purposes is $471,837,462.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,909,147
		Gross Unrealized Depreciation		(16,037,736)
		Net Unrealized Depreciation		$(2,128,589)

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.4%
Aerospace/Defense	0.9
Agriculture	0.1
Airlines	2.9
Apartments	0.1
Apparel	1.3
Auto Parts & Equipment	0.9
Banks	4.7
Beverages	0.9
Building Materials	3.1
Chemicals	2.1
Closed-End Funds	0.2
Coal	0.2
Commercial Services	1.2
Computers	0.7
Distribution/Wholesale	0.9
Diversified	1.4
Diversified Financial Services	2.7
Electric	1.9
Electrical Components & Equipment	1.5
Electronics	1.6
Engineering & Construction	5.5
Environmental Control	0.3
Food	4.3
Food Service	0.4
Forest Products & Paper	1.3
Gas	0.2
Hand/Machine Tools	0.3
Healthcare - Products	1.2
Healthcare - Services	0.7
Holding Companies - Diversified	1.7
Home Builders	1.8
Home Furnishings	0.7
Household Products/Wares	0.6
Housewares	0.3
Insurance	4.0
Internet	0.9
Investment Companies	2.2
Iron/Steel	1.9
Leisure Time	0.6
Lodging	1.3
Machinery - Construction & Mining	0.6
Machinery - Diversified	3.4
Media	2.1
Metal Fabricate/Hardware	0.7
Mining	4.4
Miscellaneous Manufacturing	2.6
Office Furnishings	0.1
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	1.4
Oil & Gas Services	2.2
Pharmaceuticals	2.7
Real Estate	4.8
Retail	3.7
Semiconductors	2.5
Shipbuilding	0.2
Shopping Centers	0.5
Software	0.8
Telecommunications	2.1
Textiles	0.3
Toys/Games/Hobbies	0.1
Transportation	0.9
Venture Capital	0.2
Water	0.5
Other Long-Term Investments	1.4
Short-Term Investments	15.6
Other Assets and Liabilities - Net	(13.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.6%

652,971		ING Emerging Countries Fund - Class I		$26,275,570
4,054,616		ING Foreign Fund - Class I		88,350,076
7,463,489		ING Index Plus International Equity Fund - Class I		96,950,716
8,717,577		ING International Capital Appreciation Fund - Class I		115,246,364
1,027,100		ING International Equity Dividend Fund - Class I		10,045,035
1,163,988		ING International Real Estate Fund - Class I		14,817,572
863,096		ING International SmallCap Fund - Class I		55,367,582
5,946,667		ING International Value Choice Fund - Class I		80,398,932

		Total Investments in Securities
		(Cost $420,927,036)*	99.6%	$487,451,847
		Other Assets and Liabilities — Net	0.4	1,961,415
		Net Assets	100.0%	$489,413,262

	*	Cost for federal income tax purposes is $422,110,566.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,567,243
		Gross Unrealized Depreciation		(225,962)
		Net Unrealized Appreciation		$65,341,281

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Argentina: 2.0%
295,660	L	Telecom Argentina SA ADR	$6,374,430
			6,374,430
		Brazil: 15.0%
105,898,352		AES Tiete SA	4,357,841
127,000	L	Brasil Telecom Participacoes SA ADR	8,401,050
138,900		Braskem SA	1,273,723
472,200		Centrais Eletricas Brasileiras SA ADR	6,280,449
197,704		Cia de Saneamento Basico do Estado de Sao Paulo	4,695,641
3,004,200		Contax Participacoes SA	4,211,272
64,500	L	Contax Participacoes SA ADR	91,048
265,000		Marfrig Frigorificos e Comercio de Alimentos SA	2,898,635
224,680	L	Tele Norte Leste Participacoes SA ADR	4,769,956
99,900	L	Tim Participacoes SA ADR	3,453,543
1,416,788	L	Vivo Participacoes SA ADR	6,361,378
			46,794,536
		Chile: 3.3%
306,280	L	AFP Provida SA ADR	10,352,264
			10,352,264
		China: 3.0%
4,339,500		Weiqiao Textile Co.	9,211,266
			9,211,266
		Czech Republic: 1.9%
211,508		Telefonica O2 Czech Republic AS	5,985,605
			5,985,605
		Estonia: 0.9%
77,771		As Eesti Telekom GDR	2,634,804
			2,634,804
		Greece: 1.1%
225,400	L	Hellenic Telecommunications Organization SA ADR	3,390,016
			3,390,016
		Hong Kong: 5.0%
1,288,000		Chaoda Modern Agriculture	958,536
12,162,000		First Pacific Co.	8,704,419
4,882,000		SCMP Group Ltd.	1,831,905
3,826,000		SmarTone Telecommunications Holding Ltd.	4,241,344
			15,736,204
		Hungary: 2.3%
1,417,079		Magyar Telekom Telecommunications PLC	7,263,760
			7,263,760
		Indonesia: 0.7%
2,178,000		Gudang Garam Tbk PT	2,321,842
			2,321,842
		Israel: 3.8%
2,336,530		Bezeq Israeli Telecommunication Corp., Ltd.	3,788,641
326,259		Partner Communications	5,362,499
378,310	L	Taro Pharmaceuticals Industries	2,723,832
			11,874,972
		Malaysia: 2.0%
3,856,014		Proton Holdings Bhd	6,236,893
			6,236,893
		Mexico: 3.6%
732,180		Alfa SA de CV	5,027,353
178,790		Telefonos de Mexico SA de CV ADR	6,109,254
			11,136,607
		Panama: 3.0%
499,400	L	Banco Latinoamericano de Exportaciones SA	9,288,840
			9,288,840
		Singapore: 0.6%
1,219,500		MobileOne Ltd.	1,706,277
			1,706,277
		South Africa: 2.0%
625,000		Jd Group Ltd.	6,355,979
			6,355,979
		South Korea: 23.5%
547,840		Daeduck Electronics Co.	4,920,805
89,960		Korea Electric Power Corp.	4,313,221
194,370		KT Corp.	9,293,010
254,770		KT Freetel Co., Ltd.	7,992,876
405,310	L	Kumho Tire Co., Inc.	7,170,848
94,190		LG Chemical Ltd.	4,985,958
70,210		LG Electronics, Inc.	5,888,243
4,872		Lotte Chilsung Beverage Co., Ltd.	7,949,959
15,035		Samsung Electronics Co., Ltd.	9,925,632
390,550	L	SK Telecom Co., Ltd. ADR	10,990,079
			73,430,631

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Taiwan: 14.6%
10,022,500		China Motor Corp.	$9,060,249
214,302		Chunghwa Telecom Co., Ltd.	368,693
241,252		Chunghwa Telecom Co., Ltd. ADR	3,999,958
4,939,000		Far EasTone Telecommunications Co., Ltd.	5,717,892
60,540		Oriental Union Chemical Corp.	55,001
6,696,000		Taishin Financial Holdings Co., Ltd.	3,575,510
11,449,182		United Microelectronics Corp.	6,373,386
810,474	L	United Microelectronics Corp. ADR	2,617,831
8,482,000		Walsin Lihwa Corp.	4,620,943
2,656,500		Wan Hai Lines Ltd.	2,074,697
7,243,000		Winbond Electronics Corp.	2,805,812
1,899,718		Yageo Corp. GDR	4,444,010
			45,713,982
		Thailand: 7.3%
1,450,200		Bangkok Bank PCL	5,413,034
55,057,100		Charoen Pokphand Foods PCL	8,521,087
10,648,800		Siam City Bank Public Co.	6,107,655
4,078,500		Thai Union Frozen Products Public Co., Ltd.	2,905,703
			22,947,479
		Turkey: 0.5%
226,900		Turkiye Halk Bankasi	1,590,916
			1,590,916
		Total Long-Term Investments
		(Cost $244,118,979)	300,347,303

Principal Amount				Value
SHORT-TERM INVESTMENTS: 17.7%
		U.S. Government Agency Obligations: 4.9%
$15,389,000		Federal Home Loan Bank, 4.890%, due 08/01/07		$15,386,910

		Total U.S. Government Agency Obligations
		(Cost $15,386,910)		15,386,910

		Securities Lending Collateralcc: 12.8%
39,988,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		39,988,000

		Total Securities Lending Collateral
		(Cost $39,988,000)		39,988,000

		Total Short-Term Investments
		(Cost $55,374,910)		55,374,910

		Total Investments in Securities
		(Cost $299,493,889)*	113.7%	$355,722,213
		Other Assets and Liabilities — Net	(13.7)	(42,884,532)
		Net Assets	100.0%	$312,837,681

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on date of purchase
	*	Cost for federal income tax purposes is $299,554,273.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$60,138,218
		Gross Unrealized Depreciation		(3,970,278)
		Net Unrealized Appreciation		$56,167,940

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	3.8%
Auto Manufacturers	4.9
Auto Parts & Equipment	2.3
Banks	8.3
Beverages	2.5
Chemicals	2.0
Commercial Services	1.4
Electric	4.8
Electrical Components & Equipment	3.4
Electronics	3.0
Food	1.8
Holding Companies - Diversified	4.4
Investment Companies	3.3
Media	0.6
Pharmaceuticals	0.9
Retail	2.0
Semiconductors	6.9
Telecommunications	34.6
Textiles	2.9
Transportation	0.7
Water	1.5
Short-Term Investments	17.7
Other Assets and Liabilities - Net	(13.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 26.5%
		Argentina: 3.6%
$620,000	#, C	Alto Parana SA, 6.375%, due 06/09/17	$626,510
100,000	#, C	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, due 12/15/16	93,250
5,600,000	+	Province of Buenos Aires, 2.000%, due 05/15/35	2,200,800
2,200,000		Province of Buenos Aires, 9.375%, due 09/14/18	1,875,500
280,000	#	Province of Buenos Aires - Series 144A, 9.375%, due 09/14/18	238,700
4,130,000		Province of Buenos Aires, 9.625%, due 04/18/28	3,562,125
91,724		Province of Mendoza, 5.500%, due 09/04/18	73,838
500,000	#	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	493,750
40,700	+, C	Transportadora Gas del Norte, 6.500%, due 12/31/12	38,055
12,410	+, #, C	Transportadora Gas del Norte - Series 144A, 6.500%, due 12/31/12	11,417
1,285,000	+, #	Transportadora Gas Norte, 7.500%, due 12/31/12	1,214,325
			10,428,270
		Bahamas: 0.5%
BRL 2,300,000		Banco Votorantim/Nassau, 10.625%, due 04/10/14	1,225,169
BRL 250,000	#	Banco Votorantim/Nassau - Series 144A, 10.625%, due 04/10/14	137,724
			1,362,893
		Bermuda: 0.1%
$265,000	#, C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	250,425
			250,425
		Brazil: 0.4%
1,000,000		Banco Bmg SA, 9.150%, due 01/15/16	1,025,000
			1,025,000
		Cayman Islands: 3.3%
BRL 2,300,000	#	Banco Do Brasil (Cayman), 9.750%, due 07/18/17	1,169,357
BRL 1,900,000		Banco Safra Cayman Islands Ltd., 10.875%, due 04/03/17	998,779
BRL 500,000	#	Banco Safra Cayman Islands Ltd. - Series 144A, 10.875%, due 04/03/17	273,788
$100,000	+, #	Earls Eight Ltd., 7.500%, due 12/31/12	95,500
320,000	#, X, Z	Interoceanica IV Finance Ltd., 3.670%, due 11/30/18	200,080
1,200,000	#, X, Z	Interoceanica IV Finance Ltd., 3.845%, due 11/30/25	556,980
3,000,000	Z	Peru Enhanced Pass-Through Finance Ltd., 3.725%, due 05/31/18	1,991,250
250,000	#, Z	Peru Enhanced Pass-Through Finance Ltd., 3.935%, due 05/31/18	162,500
1,025,000	C	Vale Overseas Ltd., 6.250%, due 01/23/17	1,019,732
3,050,000	C	Vale Overseas Ltd., 6.875%, due 11/21/36	2,982,138
			9,450,104
		Colombia: 0.3%
835,000		Bancolombia SA, 6.875%, due 05/25/17	780,725
			780,725
		Cyprus: 0.4%
1,150,000	#	Alfa MTN Markets Ltd. for ABH Financial Ltd., 8.200%, due 06/25/12	1,112,625
			1,112,625
		Germany: 1.0%
2,400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,762,184
			2,762,184
		Indonesia: 0.0%
100,000	C	Indosat Finance Co. BV, 7.125%, due 06/22/12	100,808
			100,808
		Ireland: 1.5%
1,200,000	C	Alfa Bond Issuance PLC for OJSC Alfa Bank, 8.635%, due 02/22/17	1,174,098
RUB 2,000,000		Dal Capital (VNESHTORGBK), 7.000%, due 04/13/09	79,616
$100,000	+, #	Eirles Eight Ltd., 7.500%, due 12/31/12	95,500
RUB 25,000,000		Sibacademfinance PLC for URSA Bank, 9.125%, due 02/26/10	994,588
$2,000,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 6.103%, due 06/27/12	2,023,098
			4,366,900
		Luxembourg: 2.4%
2,550,000		Gaz Capital for Gazprom, 8.625%, due 04/28/34	3,104,115
1,500,000	+, C	Kuznetski Capital for Bank of Moscow, 7.500%, due 11/25/15	1,533,750
500,000		RSHB Capital SA for OJSC Russian Agricultural Bank, 6.299%, due 05/15/17	478,475
450,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank - Series 144A, 6.299%, due 05/15/17	426,960
1,205,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250%, due 05/23/16	1,236,896
			6,780,196
		Netherlands: 2.7%
500,000	C	Excelcomindo Finance Co. BV, 7.125%, due 01/18/13	505,000
100,000	#, C	Excelcomindo Finance Co. BV - Series 144A, 7.125%, due 01/18/13	98,750
600,000		HSBK Europe BV, 7.250%, due 05/03/17	576,180
400,000	#	HSBK Europe BV - Series 144A, 7.250%, due 05/03/17	396,599
1,200,000		Kazkommerts International BV, 7.500%, due 11/29/16	1,056,600
210,000	#	Kazkommerts International BV - Series 144A, 7.500%, due 11/29/16	185,325
545,000	#	Lukoil International Finance BV, 6.656%, due 06/07/22	506,850
930,000	#	Majapahit Holding BV, 7.250%, due 06/28/17	867,225
650,000		Majapahit Holding BV, 7.750%, due 10/17/16	639,445
100,000	#	Majapahit Holding BV - Series 144A, 7.750%, due 10/17/16	97,250

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Netherlands (continued)
	1,575,000	#	Majapahit Holding BV, 7.875%, due 06/29/37	$1,452,938
	1,500,000		Turanalem Finance BV, 8.500%, due 02/10/15	1,371,000
				7,753,162
			Philippines: 0.3%
	305,000	#	National Power Corp., 6.875%, due 11/02/16	293,181
	450,000		National Power Corp., 9.625%, due 05/15/28	544,500
				837,681
			Snat: 0.1%
	TRY 400,000		European Investment Bank, 10.000%, due 01/28/11	276,594
				276,594
			Switzerland: 0.8%
	$400,000	#	UBS AG, Discount Note, due 12/27/13	397,866
	2,000,000		UBS AG, Discount Note, due 08/02/17	1,997,040
				2,394,906
			Trinidad: 0.3%
	1,000,000	C	Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, due 05/08/22	979,600
				979,600
			Ukraine: 0.2%
	500,000		Standard Bank, 8.125%, due 09/30/09	491,720
				491,720
			United Kingdom: 2.3%
	674,000	#	Barclays Bank PLC, Discount Note, due 07/17/22	757,846
	550,000		City of Kiev Ukraine, 8.000%, due 11/06/15	556,078
	1,200,000		HSBC Bank PLC for Ukrsibbank, 7.750%, due 12/21/11	1,198,906
	2,025,785	#	Standard Bank PLC, 15.000%, due 03/12/12	2,025,785
	143,584		Standard Bank PLC, Discount Note, due 07/20/09	152,271
	1,700,000		UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	1,633,914
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	191,990
				6,516,790
			United States: 1.1%
	252,290		Citigroup Funding, Inc., Discount Note, due 08/17/10	328,873
	2,401,717	#	Citigroup Funding, Inc., 6.000%, due 05/18/15	2,403,134
	420,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	501,819
				3,233,826
			Venezuela: 5.2%
	6,500,000	C	Petroleos de Venezuela SA, 5.250%, due 04/12/17	4,868,500
	12,850,000	C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	8,224,000
	2,800,000	C	Petroleos de Venezuela SA, 5.500%, due 04/12/37	1,764,000
				14,856,500
			Total Corporate Bonds/Notes
			(Cost $79,919,222)	75,760,909
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
			Dominican Republic: 1.2%
	3,065,800		Dominican Republic, 9.040%, due 01/23/18	3,370,234

			Total Collateralized Mortgage Obligations
			(Cost $3,540,075)	3,370,234
OTHER BONDS: 57.3%
			Argentina: 3.5%
ARS	4,000,000	X	Argentina Bonos, 2.000%, due 09/30/14	1,347,220
	ARS 1,600,000		Argentina Government International Bond, 5.830%, due 12/31/33	646,582
	$6,211,122		Argentina Government International Bond, 8.280%, due 12/31/33	5,263,926
	11,370,000		Argentina Government International Bond, Discount Note, due 12/15/35	1,483,785
	ARS 5,000		Argentina Government International Bond, Discount Note, due 12/15/35	178
	$8,325,000		Argentina Government International Bond, Discount Note, due 12/15/35	1,202,963
				9,944,654
			Belize: 0.1%
	330,000	+, C	Belize Government International Bond, 4.250%, due 02/20/29	254,100
				254,100
			Bosnia - Herzegovina: 0.1%
	DEM 750,000	Z	Bosnia & Herzegovina Government International Bond, 9.817%, due 12/11/17	330,524
				330,524
			Brazil: 5.1%
	$5,300,000		Brazil Government International Bond, 7.125%, due 01/20/37	5,596,800
	150,000		Brazil Government International Bond, 8.250%, due 01/20/34	179,250
	380,000		Brazil Government International Bond, 8.750%, due 02/04/25	460,560
	100,000		Brazil Government International Bond, 8.875%, due 10/14/19	119,000
	600,000		Brazil Government International Bond, 10.125%, due 05/15/27	825,780
	3,000,000	C	Brazil Government International Bond, 11.000%, due 08/17/40	3,882,750
	3,600,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	3,495,600
				14,559,740
			Colombia: 4.0%
	50,000		Colombia Government International Bond, 10.000%, due 01/23/12	57,625
	58,000		Colombia Government International Bond, 11.750%, due 02/25/20	82,940
	5,930,000		Republic of Colombia, 7.375%, due 01/27/17	6,336,205
	1,420,000		Republic of Colombia, 7.375%, due 09/18/37	1,515,850

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited) (continued)

Principal Amount	Value
Colombia (continued)
2,055,000	Republic of Colombia, 8.125%, due 05/21/24	$2,365,305
COP	2,061,000,000	Republic of Colombia, 9.850%, due 06/28/27	1,081,000
11,438,925
Dominican Republic: 1.0%
$2,300,000	Dominican Republic International Bond, 8.625%, due 04/20/27	2,570,250
250,000	#	Dominican Republic International Bond - Series 144A, 8.625%, due 04/20/27	279,375
2,849,625
Ecuador: 0.8%
1,400,000	Ecuador Government International Bond, 9.375%, due 12/15/15	1,246,000
1,205,000	+, C	Ecuador Government International Bond, 10.000%, due 08/15/30	1,021,238
2,267,238
El Salvador: 2.0%
1,530,000	El Salvador Government International Bond, 7.650%, due 06/15/35	1,705,950
200,000	#	El Salvador Government International Bond - Series 144A, 7.650%, due 06/15/35	222,500
3,240,000	El Salvador Government International Bond, 8.250%, due 04/10/32	3,871,800
5,800,250
Indonesia: 2.5%
4,500,000	Indonesia Government International Bond, 6.625%, due 02/17/37	4,146,975
200,000	#	Indonesia Government International Bond - Series 144A, 6.625%, due 02/17/37	184,000
2,000,000	Indonesia Government International Bond, 7.500%, due 01/15/16	2,093,036
720,000	Indonesia Government International Bond, 8.500%, due 10/12/35	816,859
7,240,870
Iraq: 1.1%
5,300,000	C	Republic of Iraq, 5.800%, due 01/15/28	3,034,250
3,034,250
Ivory Coast: 0.0%
400,000	Ivory Coast Government International Bond, 2.000%, due 03/30/18	138,000
138,000
Lebanon: 0.1%
210,000	Lebanon Government International Bond, 8.250%, due 04/12/21	191,625
191,625
Mexico: 4.2%
4,200,000	C	Mexico Government International Bond, 5.625%, due 01/15/17	4,111,800
3,049,000	Mexico Government International Bond, 6.750%, due 09/27/34	3,209,073
2,100,000	Mexico Government International Bond, 7.500%, due 04/08/33	2,417,100
1,700,000	Mexico Government International Bond, 8.300%, due 08/15/31	2,107,150
381	United Mexican States, Discount Note, due 09/24/07	20,993
11,866,116
Nigeria: 0.0%
500,000	Central Bank of Nigeria, 5.092%, due 01/05/10	95,000
95,000
Pakistan: 0.4%
300,000	Islamic Republic of Pakistan, 6.875%, due 06/01/17	255,750
1,010,000	Pakistan Government International Bond, 7.875%, due 03/31/36	854,253
1,110,003
Panama: 1.1%
50,000	Panama Government International Bond, 6.700%, due 01/26/36	49,750
1,595,000	Panama Government International Bond, 7.125%, due 01/29/26	1,674,750
1,000,000	Panama Government International Bond, 8.875%, due 09/30/27	1,235,000
130,000	Panama Government International Bond, 9.375%, due 04/01/29	169,000
3,128,500
Peru: 3.0%
282,000	C	Peru Government International Bond, 6.125%, due 03/07/17	282,564
3,500,000	Peru Government International Bond, 6.550%, due 03/14/37	3,447,500
PEN	5,000,000	#	Peru Government International Bond, 6.900%, due 08/12/37	1,582,028
$2,420,000	Peru Government International Bond, 7.350%, due 07/21/25	2,649,900
370,000	Peru Government International Bond, 8.750%, due 11/21/33	470,825
146,000	Republic of Peru, 6.125%, due 03/07/17	145,825
8,578,642
Philippines: 7.2%
6,930,000	Philippine Government International Bond, 7.750%, due 01/14/31	7,371,788
4,250,000	Philippine Government International Bond, 8.000%, due 01/15/16	4,515,625
4,500,000	Philippine Government International Bond, 8.250%, due 01/15/14	4,815,000
100,000	Philippine Government International Bond, 8.875%, due 03/17/15	111,500
2,000,000	Philippine Government International Bond, 9.000%, due 02/15/13	2,220,000
700,000	Philippine Government International Bond, 9.375%, due 01/18/17	819,000
270,000	Philippine Government International Bond, 9.875%, due 01/15/19	331,749
325,000	Philippine Government International Bond, 10.625%, due 03/16/25	437,125
20,621,787
Russia: 3.9%
3,970,050	+	Russia Government International Bond, 7.500%, due 03/31/30	4,342,373
3,900,000	Russia Government International Bond, 12.750%, due 06/24/28	6,802,411
11,144,784
South Africa: 0.1%
205,000	South Africa Government International Bond, 5.875%, due 05/30/22	196,031
196,031
Turkey: 6.4%
7,550,000	Republic of Turkey, 7.000%, due 09/26/16	7,616,057

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Turkey (continued)
1,000,000		Turkey Government International Bond, 6.875%, due 03/17/36		$935,000
220,000		Turkey Government International Bond, 7.250%, due 03/15/15		224,400
5,050,000		Turkey Government International Bond, 7.375%, due 02/05/25		5,157,313
1,530,000		Turkey Government International Bond, 8.000%, due 02/14/34		1,633,275
1,200,000		Turkey Government International Bond, 9.500%, due 01/15/14		1,368,000
TRY 1,580,000		Turkey Government International Bond, 10.000%, due 02/15/12		1,386,931
TRY 130,000		Turkey Government International Bond, 14.000%, due 01/19/11		94,593
				18,415,569
		Ukraine: 2.1%
$5,200,000		Ukraine Government International Bond, 6.580%, due 11/21/16		5,023,288
180,000	#	Ukraine Government International Bond - Series 144A, 6.580%, due 11/21/16		175,050
680,000		Ukraine Government International Bond, 7.650%, due 06/11/13		711,198
				5,909,536
		United Kingdom: 0.8%
1,100,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, due 10/04/12		1,060,400
1,200,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11		1,192,356
				2,252,756
		Uruguay: 4.0%
700,000		Oriental Republic of Uruguay, 7.625%, due 03/21/36		749,000
100,000		Uruguay Government International Bond, 7.500%, due 03/15/15		104,500
3,517,500	&	Uruguay Government International Bond, 7.875%, due 01/15/33		3,842,869
3,300,000		Uruguay Government International Bond, 8.000%, due 11/18/22		3,597,000
2,780,000		Uruguay Government International Bond, 9.250%, due 05/17/17		3,266,500
				11,559,869
		Venezuela: 3.8%
1,500,000		Bolivarian Republic of Venezuela, 9.375%, due 01/13/34		1,601,250
1,400,000		Republic of Venezuela, 6.000%, due 12/09/20		1,134,000
3,000,000		Venezuela Government International Bond, 5.750%, due 02/26/16		2,557,125
4,800,000		Venezuela Government International Bond, 7.650%, due 04/21/25		4,344,000
300,000		Venezuela Government International Bond, 8.500%, due 10/08/14		304,500
300,000		Venezuela Government International Bond, 9.250%, due 09/15/27		315,750
340,000		Venezuela Government International Bond, 13.625%, due 08/15/18		480,250
				10,736,875
		Total Other Bonds
		(Cost $171,033,001)		163,665,269

		Total Investments in Securities
		(Cost $254,492,298)*	85.0%	$242,796,412
		Other Assets and Liabilities — Net	15.0	42,707,179
		Net Assets	100.0%	$285,503,591

	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on date of purchase
	ARS	Argentine Peso
	BRL	Brazilian Real
	COP	Colombian Peso
	PEN	Peruvian Nuevo Sol
	RUB	Russian Ruble
	TRY	Turkish Lira

	*	Cost for federal income tax purposes is $254,533,345.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$551,718
		Gross Unrealized Depreciation		(12,288,651)
		Net Unrealized Depreciation		$(11,736,933)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	5.5%
Collateralized Mortgage Obligations	1.2
Diversified Financial Services	5.7
Electric	1.4
Foreign Government Bonds	57.3
Forest Products & Paper	0.2
Gas	0.4
Mining	1.4
Multi-National	0.1
Municipal	0.2
Oil & Gas	8.0
Regional (State/Provincial)	2.9
Telecommunications	0.7
Other Assets and Liabilities - Net	15.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2007 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on July 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/(Depreciation)

Short Contracts
U.S. Treasury Long Bond	93	(10,235,813)	09/19/07	$(127,875)
				$(127,875)

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Australia: 3.1%
234,099		BHP Billiton Ltd.	$7,456,462
78,492		Brambles Ltd.	734,844
87,067		John Fairfax Holdings Ltd.	356,239
1,626,644		Macquarie Airports Management Ltd.	5,973,342
124,592		Newcrest Mining Ltd.	2,603,404
22,034		Publishing & Broadcasting Ltd.	343,351
36,360	L	Rio Tinto Ltd.	2,834,293
			20,301,935
		Austria: 3.7%
8,867		CA Immobilien Anlagen AG	228,225
55,105		Erste Bank der Oesterreichischen Sparkassen AG	4,145,774
4,643		Flughafen Wien AG	483,779
172,994		Immoeast Immobilien Anlagen AG	2,246,363
121,851		OMV AG	7,570,477
29,299		Raiffeisen International Bank Holding AG	4,382,719
73,650		Telekom Austria AG	1,794,226
20,135		Wiener Staedtische Allgemeine Versicherung AG	1,412,399
28,039		Wienerberger AG	1,936,815
			24,200,777
		Belgium: 1.8%
46,074		Fortis	1,815,918
4,959		Groupe Bruxelles Lambert SA	602,360
40,705	L	Kbc Ancora	4,386,013
38,542		KBC Groep NV	5,014,150
			11,818,441
		Bermuda: 0.2%
16,828		Central European Media Enterprises Ltd.	1,556,253
			1,556,253
		Brazil: 0.5%
79,938		Cia Vale do Rio Doce	3,363,822
			3,363,822
		Bulgaria: 0.0%
60,720		Bulgaria Compensation Notes	19,650
25,950		Bulgaria Housing Compensation Notes	7,447
117,641		Bulgaria Reg Compensation Vouchers	33,076
			60,173
		Canada: 1.0%
268,025		Ivanhoe Mines Ltd.	3,869,127
80,683		Kinross Gold Corp.	1,043,706
20,745		Potash Corp. of Saskatchewan	1,666,328
			6,579,161
		Chile: 0.1%
2,747	L	Sociedad Quimica y Minera de Chile SA ADR	449,299
			449,299
		China: 0.8%
2,578,270		Beijing Capital International Airport Co., Ltd.	4,325,614
267,259		Belle International Holdings	310,758
140,555		Weiqiao Textile Co.	298,350
337,572	I	Wumart Stores, Inc.	237,235
			5,171,957
		Cyprus: 1.0%
9,216	#	AFI Development PLC GDR	88,474
359,568		Bank of Cyprus Public Co., Ltd.	6,222,874
			6,311,348
		Czech Republic: 2.0%
65,982		Komercni Banka AS	13,058,140
			13,058,140
		Denmark: 0.7%
3,115		ALK-Abello A/S	643,247
2,668		Carlsberg A/S	342,274
1,578		Flsmidth & Co. A/S	138,997
18,250		Novo-Nordisk A/S	1,914,792
1,641		Rockwool International A/S	530,806
2,025		Royal Unibrew A/S	274,051
6,369		Vestas Wind Systems A/S	422,182
			4,266,349
		Finland: 3.0%
9,496		Elisa OYJ	268,438
102,665		Fortum OYJ	3,311,994
14,104		Kemira OYJ	304,630
5,171		Kesko OYJ	273,847
172,631		Nokia OYJ	4,931,491
6,054		Nokian Renkaat OYJ	199,535
25,562		Orion OYJ	669,506

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Finland (continued)
5,793	Outotec OYJ	$341,615
93,858	Ramirent Oyj	2,602,117
45,397	Sampo OYJ	1,361,919
39,668	Sanoma-WSOY OYJ	1,268,582
24,034	Stockmann OYJ Abp	1,109,369
2,382	Wartsila OYJ	166,009
97,675	YIT OYJ	3,071,612
		19,880,664
	France: 11.5%
4,126	Accor SA	351,419
31,989	ADP	3,571,897
33,277	Air Liquide	4,304,033
4,004	Alstom	719,988
36,942	BNP Paribas	4,060,865
27,733	Bouygues SA	2,221,315
9,254	Carrefour SA	656,254
37,622	Cie de Saint-Gobain	4,151,894
1,940	EDF Energies Nouvelles S.A.	126,055
41,046	Electricite de France	4,157,493
6,547	Eurazeo	917,295
101,033	France Telecom SA	2,716,193
5,985	Gaz de France	277,956
45,472	Havas SA	250,990
3,253	Hermes International	328,230
17,075	JC Decaux SA	530,018
48,211	Lafarge SA	8,166,197
7,556	Lagardere SCA	596,870
47,223	LVMH Moet Hennessy Louis Vuitton SA	5,277,552
4,909	Natixis	108,810
8,072	Neuf Cegetel	315,594
3,616	Nexity	269,930
11,864	Pernod-Ricard SA	2,491,219
16,153	PPR	2,815,457
4,248	Remy Cointreau SA	309,130
7,333	Renault SA	1,059,774
27,151	Sanofi-Aventis	2,274,240
18,485	Societe Generale	3,177,194
4,060	Sodexho Alliance SA	268,075
54,889	Suez SA	2,886,235
10,172	Thales SA	581,929
117,640	Total SA	9,264,369
14,542	Veolia Environnement	1,080,504
29,264	Vinci SA	2,096,267
54,074	Vivendi	2,296,877
1,802	Wendel Investissement	324,194
		75,002,312
	Germany: 9.0%
4,619	Adidas AG	279,852
20,853	Bilfinger Berger AG	1,779,405
155,696	Commerzbank AG	6,704,337
2,748	Continental AG	397,252
46,392	DaimlerChrysler AG	4,201,236
12,514	Deutsche Bank AG	1,705,129
11,157	Deutsche Boerse AG	1,308,222
138,875	Deutsche Post AG	4,069,196
23,452	Deutsche Postbank AG	1,820,744
32,504	E.ON AG	5,097,083
82,084	Fraport AG Frankfurt Airport Services Worldwide	5,569,759
38,986	Fresenius AG	2,846,129
60,636	Fresenius Medical Care AG & Co. KGaA	2,865,801
22,386	Henkel KGaA	1,092,467
11,677	Henkel KGaA - Vorzug	631,722
24,932	Hypo Real Estate Holding AG	1,526,964
23,011	IKB Deutsche Industriebank AG	554,751
81,480	IVG Immobilien AG	2,974,741
22,573	KarstadtQuelle AG	692,715
19,285	Landesbank Berlin Holding AG	167,811
5,218	Merck KGaA	648,495
4,103	Metro AG	319,115
5,025	MTU Aero Engines Holding AG	339,068
21,151	Praktiker Bau- und Heimwerkermaerkte AG	915,678
296	Puma AG Rudolf Dassler Sport	118,256
6,313	Rheinmetall AG	561,092
80,932	Rhoen Klinikum AG	2,318,860
11,757	RWE AG	1,245,657
45,349	Siemens AG	5,739,634
		58,491,171
	Greece: 0.7%
73,524	Hellenic Telecommunications Organization SA	2,205,438
261,131	Marfin Investment Group SA	2,486,588
		4,692,026

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Guernsey: 0.5%
170,560		KKR Private Equity Investors LP	$3,445,312
			3,445,312
		Hong Kong: 1.9%
830,069		China Merchants Holdings International Co., Ltd.	4,029,517
825,521		Galaxy Entertainment Group Ltd.	832,650
1,279,710		GOME Electrical Appliances Holdings Ltd.	2,070,114
134,443		Hutchison Telecommunications International Ltd.	166,326
847,827		Melco International Development	1,230,650
14,227	L	Melco PBL Entertainment Macau Ltd. ADR	188,650
2,388,422		Shun TAK Holdings Ltd.	3,687,577
186,000		Texwinca Holdings Ltd.	160,841
			12,366,325
		Hungary: 3.9%
673,561		Magyar Telekom Telecommunications PLC	3,452,585
10,018		Mol Magyar Olaj- es Gazipari Rt	1,542,314
333,341		OTP Bank Nyrt	18,602,678
10,301		Richter Gedeon Nyrt	2,079,199
			25,676,776
		India: 0.4%
216,035	X	Canara Bank	1,399,907
11,848		State Bank of India Ltd. GDR	1,090,016
			2,489,923
		Indonesia: 0.0%
11,027		Semen Gresik Persero Tbk PT	61,974
			61,974
		Italy: 3.0%
27,008		Assicurazioni Generali S.p.A.	1,060,859
249,710		Banca CR Firenze	2,198,031
64,218		Banca Popolare di Milano Scrl	921,017
19,182		Banca Popolare di Sondrio SCARL	340,063
31,316		Banche Popolari Unite Scpa	773,679
48,689		Banco Popolare Scarl	1,202,387
40,512		Bulgari S.p.A.	588,119
63,286		Buzzi Unicem S.p.A.	1,942,889
248,026		Capitalia S.p.A.	2,337,391
49,720		Credito Emiliano S.p.A.	683,624
35,895		ENI S.p.A.	1,256,206
30,552		Finmeccanica S.p.A.	917,013
46,112		Geox S.p.A.	842,978
65,125		Impregilo S.p.A.	518,200
243,772		Intesa Sanpaolo S.p.A.	1,738,123
10,965		Luxottica Group S.p.A.	398,419
158,822		Telecom Italia S.p.A.	425,159
193,976		UniCredito Italiano S.p.A.	1,645,500
			19,789,657
		Japan: 5.1%
6,190		Acom Co., Ltd.	221,059
6,625		Aeon Credit Service Co., Ltd.	93,956
6,900		Aiful Corp.	173,097
6,601		Aisin Seiki Co., Ltd.	259,406
27,905		Canon, Inc.	1,474,900
5,859		Credit Saison Co., Ltd.	143,320
25,000		Daihatsu Motor Co., Ltd.	254,884
14,500		Daikin Industries Ltd.	566,498
14,608		Daiwa Securities Group, Inc.	154,977
15,388		Denso Corp.	579,648
182		Dentsu, Inc.	465,434
107		East Japan Railway Co.	793,612
8,200		Eisai Co., Ltd.	345,935
6,100		Fanuc Ltd.	660,281
91		Fuji Television Network, Inc.	184,188
27,000		Fujitsu Ltd.	178,212
26,128		Honda Motor Co., Ltd.	948,694
17,600		Hoya Corp.	556,561
4,300		Ibiden Co., Ltd.	315,256
17,000		Itochu Corp.	213,256
236		Japan Tobacco, Inc.	1,199,381
9,989		JS Group Corp.	188,287
6,548		JSR Corp.	164,259
59		KDDI Corp.	391,388
1,060		Keyence Corp.	227,711
19,126		Koito Manufacturing Co., Ltd.	223,947
43,319		Kubota Corp.	359,702
5,700		Kyocera Corp.	554,042
4,593		Makita Corp.	212,234
58,484		Matsushita Electric Industrial Co., Ltd.	1,069,281
23,000		Mitsubishi Electric Corp.	244,554
89		Mitsubishi UFJ Financial Group, Inc.	949,796
17,000		Mitsubishi UFJ Securities Co.	183,328
7,723		Mitsui Fudosan Co., Ltd.	201,644
3		Mitsui Mining & Smelting Co., Ltd.	14
94		Mizuho Financial Group, Inc.	662,052

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
30,000		NGK Spark Plug Co., Ltd.	$544,426
15,333		NHK Spring Co., Ltd.	138,143
2,301		Nintendo Co., Ltd.	1,109,379
36,000		Nippon Electric Glass Co., Ltd.	561,300
125		Nippon Telegraph & Telephone Corp.	543,645
16,307		Nissan Motor Co., Ltd.	176,255
15,302		Nitto Denko Corp.	802,828
12,355		Nomura Holdings, Inc.	234,514
42,000		NSK Ltd.	402,370
278		NTT DoCoMo, Inc.	386,011
1,180		ORIX Corp.	283,219
6,592		Promise Co., Ltd.	177,975
27,000		Ricoh Co., Ltd.	585,266
8,486		Seven & I Holdings Co., Ltd.	238,310
12,000		Sharp Corp.	206,805
21,733		Sony Corp.	1,160,340
19,099		Stanley Electric Co., Ltd.	452,189
65,000		Sumitomo Chemical Co., Ltd.	484,791
16,192		Sumitomo Corp.	313,590
16,500		Sumitomo Electric Industries Ltd.	269,088
29,145		Sumitomo Metal Industries Ltd.	167,833
35		Sumitomo Mitsui Financial Group, Inc.	316,304
73,500		Suzuki Motor Corp.	2,141,665
5,800		Takata Corp.	194,285
10,300		Takeda Pharmaceutical Co., Ltd.	670,955
6,560		Takefuji Corp.	204,226
13,000		Toppan Printing Co., Ltd.	140,836
30,000		Toray Industries, Inc.	239,205
43,000		Toyota Motor Corp.	2,614,084
12,190		Yamada Denki Co., Ltd.	1,211,247
9,201		Yamaha Motor Co., Ltd.	258,916
4,846		Yamato Holdings Co., Ltd.	72,131
17,101		Yokogawa Electric Corp.	231,973
			32,948,898
		Luxembourg: 0.3%
23,976	L	Millicom Intl Cellular S.A.	1,925,273
4,058		TVSL SA	—
			1,925,273
		Mexico: 1.2%
381,175		America Movil SA de CV - Series L	1,138,540
7,138		America Movil SA de CV ADR	427,423
103,941		Controladora Comercial Mexicana SA de CV	285,854
270,698		Corporacion Moctezuma	886,944
4,739	L	Desarrollado ADR	267,848
21,471		Fomento Economico Mexicano SA de CV ADR	794,856
45,023		Grupo Cementos Chihuahua	338,620
437,516		Grupo Financiero Banorte SA de CV	1,942,311
29,730		Grupo Televisa SA ADR	750,683
246,872		Urbi Desarrollos Urbanos SA de C.V	1,039,762
			7,872,841
		Netherlands: 2.1%
10,875		Heineken NV	689,195
76,235		Koninklijke Ahold NV	964,994
40,046		Koninklijke Philips Electronics NV	1,618,800
7,967		Koninklijke Vopak NV	462,145
94,112		Royal KPN NV	1,456,113
116,269		TNT NV	4,989,749
126,699		Unilever NV	3,829,262
			14,010,258
		New Zealand: 0.1%
182,785		Auckland International Airport Ltd.	461,508
			461,508
		Norway: 1.1%
19,331		DNB NOR ASA	254,579
604,069		Marine Harvest	749,505
74,211		Norsk Hydro ASA	2,856,386
103,723		Orkla ASA	1,949,621
15,290		Storebrand ASA	228,872
74,047		Telenor ASA	1,354,073
			7,393,036
		Philippines: 0.1%
29,127		Ayala Corp.	336,690
1,050,524		Ayala Land, Inc.	386,957
			723,647
		Poland: 3.8%
7,084		Bank BPH	2,459,766
72,371		Bank Handlowy w Warszawie	2,916,305
53,365		Bank Pekao SA	4,915,310
35,611		Bank Zachodni WBK SA	3,546,202
4,132		BRE Bank SA	745,785
12,456		Budimex SA	475,275
27,634		Cersanit Krasnystaw SA	406,354

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Poland (continued)
723,291		Polish Oil & Gas	$1,268,039
279,276		Powszechna Kasa Oszczednosci Bank Polski SA	5,896,180
238,123		Telekomunikacja Polska SA	1,876,234
			24,505,450
		Portugal: 0.5%
51,851		Energias de Portugal SA	293,769
512,510		Jeronimo Martins	3,053,188
			3,346,957
		Romania: 0.2%
98,490		Romanian Bank for Development SA	1,152,915
319,915		SNP Petrom SA	75,819
731,250		Socep Constanta	100,244
			1,328,978
		Russia: 5.3%
41,096	L	CTC Media, Inc.	1,003,975
10,856		Lukoil-Spon ADR	859,009
14,780	L	MMC Norilsk Nickel ADR	3,310,720
189,463	X	Novatek OAO	1,028,784
5,938	#	Novatek OAO GDR	308,776
128,413		OAO Gazprom ADR	5,494,643
399,094		OAO Rosneft Oil Co. GDR	3,282,892
13	I	OJSC Evrocement Group	226,200
1,306	I	Open Investments	389,188
73,302	#	Pharmstandard OJSC GDR	1,238,071
5,126		Polyus Gold Co. ZAO	202,307
22,878	L	Polyus Gold Co. ZAO ADR	915,120
1,381,000		Sberbank RF	5,532,622
928	I	Silvinit BRD	243,136
45,519	#, L	Sistema-Hals GDR	571,719
186,824		TNK-BP Holding	368,043
33,188		Unified Energy System GDR	4,596,538
63,135		Uralkaliy	182,105
41,595	L	Uralsvyazinform ADR	496,644
378,180	I	URSA Bank	869,814
135,556	#, L	VTB Bank OJSC GDR	1,443,671
10,175		Wimm-Bill-Dann Foods - Class S	768,213
9,776		Wimm-Bill-Dann Foods OJSC ADR	918,944
10,290		X5 Retail Group NV GDR	315,644
			34,566,778
		South Africa: 0.0%
7,149		Mondi Ltd.	60,962
			60,962
		South Korea: 0.5%
6,431		Hyundai Motor Co.	564,241
1,255		NHN Corp.	229,160
4,192		Samsung Electronics Co., Ltd.	2,767,426
			3,560,827
		Spain: 0.8%
215,640		Corp. Mapfre SA	998,164
11,458		Gamesa Corp. Tecnologica SA	459,355
21,632		Inditex SA	1,293,970
98,173		Telefonica SA	2,297,587
			5,049,076
		Sweden: 3.2%
26,530		Getinge AB	584,641
21,965		Hennes & Mauritz AB	1,262,158
27,823		Modern Times Group AB	1,703,430
209,123		Nordea Bank AB	3,369,467
21,148		OMX AB	649,703
138,532		Skandinaviska Enskilda Banken AB	4,735,079
83,458		Skanska AB	1,782,690
39,600		Svenska Cellulosa AB - B Shares	699,067
129,532		Swedbank AB	4,703,857
179,522		Telefonaktiebolaget LM Ericsson	672,148
65,911		TeliaSonera AB	498,320
			20,660,560
		Switzerland: 6.8%
5,864		Adecco SA	407,832
2,031		BKW FMB Energie AG	211,284
70,409		Compagnie Financiere Richemont AG	4,412,778
41,590		Credit Suisse Group	2,712,996
4,121		Flughafen Zuerich AG	1,776,374
546		Givaudan	511,002
57,301		Holcim Ltd.	6,070,206
29,294		Nestle SA	11,254,102
91,808		Novartis AG	4,952,100
32,738		Roche Holding AG	5,798,107
1,116		SGS SA	1,345,953
13,299		Swatch Group AG - BR	4,012,089
3,054		Syngenta AG	576,200
10,985		UBS AG	608,144
			44,649,167

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Taiwan: 0.0%
19,583		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$198,767
			198,767
		Turkey: 1.0%
799,003		Dogan Sriketler Grubu Holdings	1,712,704
127,841		Haci Omer Sabanci Holding AS	707,271
310,527		Turkiye Garanti Bankasi AS	2,108,260
374,786		Turkiye Is Bankasi	2,011,961
			6,540,196
		Ukraine: 0.8%
655,784		Raiffeisen Bank Aval	157,310
16,379	X	Ukrnafta Oil Co. ADR	1,571,598
87	X	Ukrnafta Oil Co. GDR	48,315
13,145,713	X	UkrTelecom	3,008,864
16,172		UkrTelecom GDR	191,610
			4,977,697
		United Kingdom: 9.1%
177,509		Aegis Group PLC	452,672
31,107		Amec PLC	398,319
65,057		Anglo American PLC	3,777,129
19,288		Arriva PLC	306,056
70,255		BAE Systems PLC	595,592
123,655		BHP Billiton PLC	3,628,110
51,197		BP PLC	593,091
84,227		Burberry Group PLC	1,075,984
459,737		Compass Group PLC	3,101,483
298,695		Diageo PLC	6,101,188
23,969		Firstgroup PLC	306,179
201,637		GlaxoSmithKline PLC	5,103,085
6,821		Go-Ahead Group PLC	380,376
69,451		Group 4 Securicor PLC	302,885
55,230		Intertek Group PLC	1,095,861
52,905		Kingfisher PLC	226,951
17,873		Mondi PLC	156,735
13,057		National Express Group PLC	301,119
25,534		Peter Hambro Mining PLC	492,656
60,218		Prudential PLC	828,133
137,733		QinetiQ PLC	485,408
55,927		Reckitt Benckiser PLC	2,992,445
121,135		Rentokil Initial PLC	379,228
27,816		Rio Tinto PLC	2,006,828
163,267		Rolls-Royce Group PLC	1,675,312
21,566		SABMiller PLC	553,099
66,648		Scottish & Newcastle PLC	797,316
394,367		Smith & Nephew PLC	4,693,828
9,432		Smiths Group PLC	198,503
60,585		Stagecoach Group PLC	257,476
377,468		Tesco PLC	3,100,394
3,207,616		Vodafone Group PLC	9,642,647
89,592		William Hill PLC	1,090,062
17,139		Wolseley PLC	373,729
120,012		WPP Group PLC	1,719,846
			59,189,725
		United States: 0.5%
132,161	L	News Corp. - Class B	2,994,768
			2,994,768
		Total Common Stock
		(Cost $446,397,808)	595,999,164

EXCHANGE-TRADED FUNDS: 0.9%
		France: 0.9%
75,913		Lyxor ETF CAC 40	6,129,873

		Total Exchange-Traded Funds
		(Cost $6,140,566)	6,129,873

MUTUAL FUNDS: 0.3%
		British Virgin Islands: 0.1%
104,109		RenShares Utilities Ltd.	385,203
			385,203
		Luxembourg: 0.0%
6,982		Prologis European Properties	107,943
			107,943
		Romania: 0.2%
154,500		SIF 1 Banat Crisana Arad	270,871
167,500		SIF 2 Moldova Bacau	264,659
254,000		SIF 3 Transilvania Brasov	295,777
232,500		SIF 4 Muntenia Bucuresti	270,741
147,500		SIF 5 Oltenia Craiova	283,500
			1,385,548

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Romania (continued)
		Total Mutual Funds
		(Cost $738,086)	$1,878,694

PREFERRED STOCK: 0.2%
		Germany: 0.2%
30,229		ProSieben SAT.1 Media AG	1,115,764

		Total Preferred Stock
		(Cost $562,601)	1,115,764

EQUITY-LINKED SECURITIES: 3.0%
		Bermuda: 1.5%
143,690	#, X	Bharti Airtel Ltd.	3,207,161
165,957	#, X	State Bank of India Ltd.	6,673,131
			9,880,292
		Luxembourg: 1.5%
397,064	#	Banking Index Benchmark Exchange Traded Scheme - Bank BeES	6,767,956
69,977	#, X	State Bank of India Ltd.	2,813,775
			9,581,731
		Total Equity-Linked Securities
		(Cost $11,559,158)	19,462,023

WARRANTS: 0.2%
		India: 0.1%
26,357	X	ICICI Bank Ltd.	605,421
			605,421
		Luxembourg: 0.1%
115,923	#, X	Idea Cellular Ltd.	372,113
251	#, X	State Bank of India Ltd.	10,093
10,130	X	Suzlon Energy Ltd.	318,892
			701,098
		Total Warrants
		(Cost $1,193,800)	1,306,519

		Total Long-Term Investments
		(Cost $466,592,019)	625,892,037

Principal Amount			Value

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.3%
$15,349,000	The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		$15,349,000

	Total Short-Term Investments
	(Cost $15,349,000)		15,349,000

	Total Investments in Securities
	(Cost $481,941,019)*	98.2%	$641,241,037
	Other Assets and Liabilities — Net	1.8	11,625,709
	Net Assets	100.0%	$652,866,746

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $484,175,150.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$162,547,424
	Gross Unrealized Depreciation	(5,481,537)
	Net Unrealized Appreciation	$157,065,887

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.5%
Aerospace/Defense	0.6
Agriculture	0.2
Apparel	0.4
Auto Manufacturers	1.8
Auto Parts & Equipment	0.4
Banks	22.5
Beverages	1.9
Building Materials	3.9
Chemicals	1.5
Closed-End Funds	0.3
Commercial Services	1.2
Computers	0.0
Distribution/Wholesale	0.1
Diversified Financial Services	2.3
Electric	3.3
Electrical Components & Equipment	0.3
Electronics	0.7
Energy - Alternate Sources	0.0
Engineering & Construction	5.3
Entertainment	0.2
Exchange Traded Fund	1.0
Food	4.3
Food Service	0.5
Forest Products & Paper	0.2
Gas	0.1
Hand/Machine Tools	0.0
Healthcare - Products	0.9
Healthcare - Services	1.2
Holding Companies - Diversified	2.3
Home Builders	0.2
Home Furnishings	0.4
Household Products/Wares	0.7
Insurance	0.7
Internet	0.0
Investment Companies	1.1
Iron/Steel	0.0
Leisure Time	0.0
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.3
Media	2.2
Metal Fabricate/Hardware	0.1
Mining	5.4
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.3
Oil & Gas	5.7
Pharmaceuticals	4.0
Real Estate	1.7
Retail	3.3
Semiconductors	0.5
Sovereign	0.0
Telecommunications	7.1
Textiles	0.1
Toys/Games/Hobbies	0.2
Transportation	1.8
Water	0.2
Other Long-Term Investments	0.9
Short-Term Investments	2.3
Other Assets and Liabilities - Net	1.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2007 (Unaudited) (continued)

At July 31, 2007 the following forward currency contracts were outstanding for the ING Foreign Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
British Pound Sterling
GBP	1,892,582	Buy	9/24/07	3,768,917	$3,840,844	$71,927
Japanese Yen
JPY	2,658,780,768	Buy	8/8/07	22,419,185	22,469,307	50,122
						$122,049

Czech Republic Koruny
CZK	54,430,896	Sell	9/24/07	2,564,954	$2,662,455	$(97,501)
Hungary Forint
HUF	509,977,044	Sell	8/22/07	2,732,264	2,755,399	(23,135)
Turkey New Lira
TRY	1,841,136	Sell	9/21/07	1,371,117	1,408,389	(37,272)
						$(157,908)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.5%
		Airlines: 0.6%
$150,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	$152,252
			152,252
		Beverages: 1.7%
BRL 900,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	477,885
			477,885
		Electric: 0.2%
$64,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	58,928
			58,928

		Total Corporate Bonds/Notes
		(Cost $700,694)	689,065

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.1%
		Federal Home Loan Mortgage Corporation: 1.4%
56,000	Z	5.685%, due 03/15/31	16,325
225,000		6.000%, due 08/15/34	222,996
152,000		6.500%, due 08/15/34	153,734
			393,055
		Federal National Mortgage Corporation: 10.7%
267,000	W	5.000%, due 08/15/19	258,865
312,369		5.000%, due 03/01/37	290,552
481,000	W	5.000%, due 08/01/37	451,163
221,000	W	5.500%, due 08/15/19	218,272
428,000	W	5.500%, due 08/13/34	413,354
428,171		5.500%, due 06/01/37	413,577
441,000		6.000%, due 08/15/34	436,934
432,000	W	6.500%, due 08/15/34	436,387
			2,919,104
		Total U.S. Government Agency Obligations
		(Cost $3,310,272)	3,312,159

U.S. TREASURY OBLIGATIONS: 17.5%
		U.S. Treasury Bonds: 7.0%
450,000		4.500%, due 05/15/17	440,543
221,000		4.500%, due 02/15/36	206,704
1,300,000		4.750%, due 02/15/37	1,265,876
			1,913,123
		U.S. Treasury Notes: 2.4%
112,000		4.625%, due 07/31/12	112,149
211,000		4.875%, due 06/30/09	212,204
324,000		4.875%, due 06/30/12	327,848
			652,201
		Treasury Inflation Indexed Protected Securities: 8.1%
133,000		2.000%, due 01/15/16	134,339
391,000		2.375%, due 04/15/11	407,335
541,000		2.375%, due 01/15/17	553,500
506,000		2.375%, due 01/15/25	551,809
450,000		3.875%, due 01/15/09	578,125
			2,225,108
		Total U.S. Treasury Obligations
		(Cost $4,759,294)	4,790,432

ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 1.2%
182,705	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	181,996
147,759	C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	146,351

		Total Asset-Backed Securities
		(Cost $326,014)	328,347
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
122,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	120,884
97,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	96,069

		Total Collateralized Mortgage Obligations
		(Cost $218,859)	216,953
OTHER BONDS:44.8%
		Foreign Government Bonds: 44.8%
ARS 598,500	@@, X	Argentina Bonos, 2.000%, due 09/30/14	201,578
EUR 2,640,000	@@	Bundesobligation, 3.500%, due 10/09/09	3,551,367
EUR 427,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	539,169

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Foreign Government Bonds (continued)
EUR 921,000	@@	Bundesrepublik Deutschland, 4.250%, due 07/04/17	$1,250,244
CAD 230,000	@@	Canadian Government International Bond, 3.750%, due 06/01/08	213,927
CAD 230,000	@@	Canadian Government International Bond, 5.750%, due 06/01/33	257,316
EUR 930,000	@@	France Government International Bond OAT, 3.250%, due 04/25/16	1,167,039
EUR 915,000	@@	Italy Buoni Poliennali Del Tesoro, 3.750%, due 08/01/16	1,177,770
JPY 188,400,000	@@	Japan Government International Bond, 1.700%, due 03/20/17	1,577,779
MXN 5,700,000	@@	Mexican Bonos, 8.000%, due 12/17/15	528,387
GBP 362,000	@@	United Kingdom Gilt Bond, 4.250%, due 03/07/36	695,973
GBP 268,000	@@	United Kingdom Gilt Bond, 4.750%, due 06/07/10	533,011
GBP 155,000	@@	United Kingdom Gilt Bond, 7.250%, due 12/07/07	316,238
UYU 6,067,000	@@, X	Uruguay Government International Bond, 4.250%, due 04/05/27	263,172
		Total Other Bonds
		(Cost $11,912,010)	12,272,970
		Total Long-Term Investments
		(Cost $21,227,143)	21,609,926

Shares			Value
SHORT-TERM INVESTMENTS: 28.9%
		Mutual Fund: 9.2%
2,500,000	**	ING Institutional Prime Money Market Fund	2,500,000

		Total Mutual Fund
		(Cost $2,500,000)	2,500,000

Principal Amount				Value
		Foreign Government Securities: 19.2%
EUR 1,630,000	@@, Z	German Treasury Bill, 4.030%, due 09/12/07		2,220,193
JPY 350,000,000	@@, Z	Japan Financing Bills, 0.600%, due 09/26/07		2,952,002
JPY 10,000,000	@@, Z	Japan Government Treasury Bill, 0.600%, due 11/20/07		84,240
		Total Foreign Government Securities
		(Cost $5,256,435)		5,256,435
		Repurchase Agreement: 0.5%
$139,000		Morgan Stanley Repurchase Agreement dated 07/31/07, 5.250%, due 08/01/07, $139,020 to be received upon repurchase (Collateralized by $285,000 Resolution Funding Corporation, Discount Note, Market Value plus accrued interest $143,691, due 10/15/20)		139,000

		Total Repurchase Agreement
		(Cost $139,000)		139,000

		Total Short-Term Investments
		(Cost $7,895,435)		7,895,435

		Total Investments in Securities
		(Cost $29,122,578)*	107.8%	$29,505,361
		Other Assets and Liabilities — Net	(7.8)	(2,125,027)
		Net Assets	100.0%	$27,380,334

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on date of purchase
	ARS	Argentine Peso
	BRL	Brazilian Real
	CAD	Canadian Dollar
	EUR	EU Euro
	GBP	British Pound
	JPY	Japanese Yen
	MXN	Mexican Peso
	UYU	Uruguayan Peso Uruguayo

	*	Cost for federal income tax purposes is $29,130,290.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$457,105
		Gross Unrealized Depreciation		(82,034)
		Net Unrealized Appreciation		$375,071

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited) (continued)

At July 31, 2007 the following forward currency contracts were outstanding for the ING Global Bond Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Japanese Yen
JPY	63,866,340	Buy	8/30/07	540,000	$541,432	$1,432
Korea (South) Won
KRW	772,752,500	Buy	8/20/07	845,000	841,244	(3,756)
Malaysia Ringgits
MYR	2,752,896	Buy	8/20/07	804,000	797,710	(6,290)
Norway Krone
NOK	2,328,910	Buy	8/10/07	395,250	399,563	4,313
Norway Krone
NOK	2,288,166	Buy	8/10/07	400,000	392,573	(7,427)
						$(11,728)

South Africa Rand
ZAR	878,252	Sell	8/10/07	125,000	$122,591	$2,409
						$2,409

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on July 31, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)

Long Contracts
U.S. Dollar Index	30	2,419,800	9/17/2007	$7,925
U.S. Treasury 2-Year Note	6	1,229,625	9/28/2007	4,954
U.S. Treasury 5-Year Note	14	1,476,563	9/28/2007	10,137
				$23,016

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on July 31, 2007:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION		NOTIONAL	UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE		AMOUNT	(DEPRECIATION)
UBS AG	Australia & NZ Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	50,000	$(198)
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	100,000	—
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	50,000	536
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	100,000	—
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	250,000	—
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240	06/20/08	USD	2,850,000	(655)
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.725)	06/20/12	USD	1,000,000	13,035
Citibank N.A., New York	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240	07/20/08	USD	1,200,000	(2,143)
Citibank N.A., New York	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.740)	07/20/12	USD	300,000	6,391
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(1.260)	08/20/12	USD	500,000	(1,969)
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	50,000	574
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	500,000	(4,342)
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	50,000	575
Citibank N.A., New York	Simon Property Group 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	500,000	4,950
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	100,000	—
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	50,000	576
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	100,000	—
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	50,000	688
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	1,200,000	(701)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	300,000	2,519
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	500,000	(989)
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	50,000	576
							$19,423

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Australia: 7.7%
158,603		Australia & New Zealand Banking Group Ltd.	$3,802,517
243,592		Coca-Cola Amatil Ltd.	1,883,049
710,676		Foster’s Group Ltd.	3,538,308
842,452		Insurance Australia Group	4,054,365
176,235		Publishing & Broadcasting Ltd.	2,746,232
260,714		Stockland	1,697,357
161,886		Suncorp-Metway Ltd.	2,646,280
129,124		TABCORP Holdings Ltd.	1,775,537
119,023	L	Wesfarmers Ltd.	3,930,768
213,366		Westfield Group	3,433,559
			29,507,972
		Belgium: 2.3%
83,000		Belgacom SA	3,360,231
47,799		Elia System Operator SA	1,935,689
92,724		Fortis	3,654,538
			8,950,458
		Brazil: 2.1%
65,954		Petroleo Brasileiro SA ADR	3,683,531
203,689	L	Tele Norte Leste Participacoes SA ADR	4,324,317
			8,007,848
		Canada: 4.2%
65,174		Bell Aliant Regional Communications Income Fund	1,940,313
7,854	#, X	Bell Aliant Regional Communications Income Fund - Series 144A	233,814
53,960		Enerplus Resources Fund	2,365,067
76,955	L	Fording Canadian Coal Trust	2,547,980
193,174		Precision Drilling Trust	3,860,583
141,742		TransCanada Corp.	5,115,361
			16,063,118
		China: 1.1%
2,942,000		PetroChina Co., Ltd.	4,337,220
			4,337,220
		Denmark: 1.1%
102,353		Danske Bank A/S	4,310,659
			4,310,659
		France: 4.5%
34,900		BNP Paribas	3,836,397
148,779		France Telecom SA	3,999,807
20,000		Societe Generale	3,437,591
136,150		Vivendi	5,783,179
			17,056,974
		Germany: 1.4%
99,582		Alstria Office AG	1,865,178
202,254		Deutsche Telekom AG	3,475,607
			5,340,785
		Greece: 1.0%
111,513		OPAP SA	3,823,070
			3,823,070
		Hong Kong: 0.5%
275,668		CLP Holdings Ltd.	1,850,265
			1,850,265
		Hungary: 1.0%
149,267		Magyar Telekom Telecommunications PLC ADR	3,861,537
			3,861,537
		Ireland: 1.2%
173,239		Allied Irish Banks PLC	4,517,473
			4,517,473
		Israel: 0.8%
621,072		Bank Hapoalim BM	2,920,320
			2,920,320
		Italy: 8.1%
464,176		Enel S.p.A.	4,791,703
165,000		ENI S.p.A.	5,774,452
513,972		Intesa Sanpaolo S.p.A.	3,888,085
457,000		Mediaset S.p.A.	4,757,120
633,105		Snam Rete Gas S.p.A.	3,486,893
1,687,000		Telecom Italia S.p.A. RNC	3,640,373
532,293		UniCredito Italiano S.p.A.	4,515,445
			30,854,071
		Netherlands: 2.1%
79,962		ABN Amro Holding NV	3,945,275
101,629		Royal Dutch Shell PLC	3,946,611
			7,891,886
		New Zealand: 0.5%
539,392		Telecom Corp. of New Zealand Ltd.	1,866,452
			1,866,452

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Norway: 1.0%
286,660		DNB NOR ASA	$3,775,153
			3,775,153
		Poland: 1.0%
510,000		Telekomunikacja Polska SA	4,018,426
			4,018,426
		Singapore: 1.0%
251,000		United Overseas Bank Ltd.	3,670,808
			3,670,808
		South Africa: 0.7%
114,610		Telkom SA Ltd.	2,686,250
			2,686,250
		South Korea: 1.2%
81,286		KT Corp. ADR	1,911,847
29,151		S-Oil Corp.	2,554,637
			4,466,484
		Sweden: 1.1%
248,083		Svenska Cellulosa AB - B Shares	4,379,464
			4,379,464
		Taiwan: 1.0%
377,856		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,835,238
			3,835,238
		Thailand: 0.8%
561,900		Advanced Info Service PCL	1,617,178
196,200		Siam Cement PCL	1,567,431
			3,184,609
		United Kingdom: 17.2%
283,971		Aviva PLC	3,946,332
266,000		Barclays PLC	3,736,260
339,928		BBA Aviation PLC	1,673,352
340,442		BP PLC	3,943,845
124,448		British American Tobacco PLC	4,021,656
181,000		Diageo PLC	3,697,133
1,145,180		DSG International PLC	3,609,357
225,911		GlaxoSmithKline PLC	5,717,418
332,858		Hiscox Ltd.	1,802,317
209,291		HSBC Holdings PLC	3,878,204
72,262		International Personal Finance	322,900
1,261,185		Legal & General Group PLC	3,555,236
337,778		Lloyds TSB Group PLC	3,799,535
36,131		Provident Financial PLC	655,468
479,565		Royal Bank of Scotland Group PLC	5,709,635
298,574		Scottish & Newcastle PLC	3,571,865
151,622		Severn Trent PLC	3,935,401
414,470		Tate & Lyle PLC	4,745,190
252,073		United Utilities PLC	3,425,390
			65,746,494
		United States: 26.4%
45,676		AGL Resources, Inc.	1,721,985
81,264		Altria Group, Inc.	5,401,618
82,836		Ameren Corp.	3,974,471
60,243	L	American Capital Strategies Ltd.	2,287,427
64,000	L	Arthur J Gallagher & Co.	1,765,120
104,000		AT&T, Inc.	4,072,640
123,379		Bank of America Corp.	5,850,632
127,046		Bristol-Myers Squibb Co.	3,609,377
120,000		Citigroup, Inc.	5,588,400
277,000		Citizens Communications Co.	3,997,110
87,316		Consolidated Edison, Inc.	3,813,963
84,577		Dow Chemical Co.	3,677,408
99,995		Duke Energy Corp.	1,702,915
80,508		Energy East Corp.	2,037,657
45,376	L	Fifth Third Bancorp.	1,673,921
96,074	L	First Horizon National Corp.	3,047,467
107,000		Keycorp.	3,711,830
52,508		Kinder Morgan Energy Partners LP	2,781,874
199,450		NiSource, Inc.	3,803,512
234,427		Pfizer, Inc.	5,511,379
42,568		Rayonier, Inc.	1,802,329
65,340	L	Reynolds American, Inc.	3,996,848
108,749		Southern Co.	3,658,316
73,082		Spectra Energy Corp.	1,861,399
132,670		US Bancorp.	3,973,467
120,171	L	UST, Inc.	6,435,157
80,001		Wachovia Corp.	3,776,847
146,162		Washington Mutual, Inc.	5,485,460
			101,020,529

		Total Common Stock
		(Cost $330,179,052)	347,943,563
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		United States: 1.8%
25,071	L	Developers Diversified Realty Corp.	1,203,408

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
38,699		Duke Realty Corp.	$1,265,070
43,429		Hospitality Properties Trust	1,665,936
39,651	L	iStar Financial, Inc.	1,440,521
32,070	L	Liberty Property Trust	1,202,946

		Total Real Estate Investment Trusts
		(Cost $7,863,687)	6,777,881

EQUITY-LINKED SECURITIES: 0.6%
		Luxembourg: 0.6%
941,596	X	Formosa Chemicals & Fibre Corp.	2,193,919

		Total Equity-Linked Securities
		(Cost $1,464,614)	2,193,919

WARRANTS: 1.5%
		Ireland: 0.5%
2,799,000	X	Mega Financial Holding Co., Ltd	1,959,300
			1,959,300
		Luxembourg: 1.0%
1,117,154	#, X	Lite-On Technology Corp.	2,144,936
370,000	X	Novatek Microelectronics Corp., Ltd.	1,713,100
			3,858,036
		Total Warrants
		(Cost $5,765,953)	5,817,336

		Total Long-Term Investments
		(Cost $345,273,306)	362,732,699

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc: 4.1%
$15,752,000	The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		$15,752,000

	Total Short-Term Investments
	(Cost $15,752,000)		15,752,000

	Total Investments in Securities
	(Cost $361,025,306)*	99.0%	$378,484,699
	Other Assets and Liabilities — Net	1.0	3,742,834
	Net Assets	100.0%	$382,227,533

ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $361,624,169.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$28,717,266
	Gross Unrealized Depreciation		(11,856,736)
	Net Unrealized Appreciation		$16,860,530

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.4%
Agriculture	5.2
Banks	23.0
Beverages	3.3
Building Materials	0.4
Chemicals	1.6
Coal	0.7
Computers	0.6
Diversified	1.0
Diversified Financial Services	2.2
Electric	6.2
Entertainment	1.5
Food	1.2
Forest Products & Paper	1.6
Gas	2.4
Hotels	0.5
Insurance	4.0
Investment Companies	0.6
Media	3.5
Miscellaneous Manufacturing	1.0
Oil & Gas	8.0
Pharmaceuticals	3.9
Pipelines	2.6
Real Estate	1.8
Retail	0.9
Savings & Loans	1.4
Semiconductors	1.4
Shopping Centers	0.3
Telecommunications	11.8
Water	1.9
Short-Term Investments	4.1
Other Assets and Liabilities - Net	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Australia: 1.8%
990,243		Boart Longyear Group	$1,966,375
23,807		InterOil Corp.	512,565
			2,478,940
		Bermuda: 0.4%
94,400		Energy XXI Acquisition Corp. Bermuda Ltd.	556,960
			556,960
		Brazil: 3.5%
28,500		Cia Vale do Rio Doce ADR	1,396,785
105,300		Petroleo Brasileiro SA	3,425,199
			4,821,984
		Canada: 14.7%
27,000		Agnico-Eagle Mines Ltd.	1,148,580
68,900		Barrick Gold Corp.	2,266,810
226,756		Breakwater Resources Ltd.	714,192
29,100		Cameco Corp.	1,181,130
129,100		Consolidated Thompson Iron Mines Ltd.	757,561
43,400		Encana Corp.	2,646,532
179,900		European Goldfields Ltd.	967,966
14,200		First Quantum Minerals Ltd.	1,330,418
44,945		FNX Mining Co., Inc.	1,372,617
55,749		GoldCorp, Inc.	1,416,582
48,400		Kinross Gold Corp.	628,232
100,000		Mag Silver Corp.	1,377,953
36,600		Major Drilling Group International	1,565,141
11,000		Niko Resources Ltd.	997,507
193,100		Shore Gold, Inc.	861,601
293,709	I	Solid Resources Ltd.	275,318
14,921		Teck Cominco Ltd.	662,492
38,800	I	Triangle Petroleum Corp.	77,600
			20,248,232
		France: 1.5%
26,000		Total SA ADR	2,043,860
			2,043,860
		Greece: 0.4%
31,600		Stealthgas, Inc.	544,468
			544,468
		Hong Kong: 0.6%
7,100		CNOOC Ltd. ADR	842,060
			842,060
		Jersey: 0.8%
48,700		Randgold Resources Ltd. ADR	1,115,230
			1,115,230
		Netherlands: 3.0%
11,000		Arcelor Mittal	671,220
44,947		Royal Dutch Shell PLC ADR	3,487,438
			4,158,658
		Russia: 0.5%
48,895	#	Polymetal GDR	303,149
8,400	#	TMK OAO GDR	336,840
			639,989
		South Africa: 0.8%
81,765		First Uranium Corp.	763,385
1,407,258		Merafe Resources Ltd.	297,490
			1,060,875
		Switzerland: 0.9%
18,900		Xstrata PLC	1,204,689
			1,204,689
		United Kingdom: 0.5%
2,434		Rio Tinto PLC ADR	703,718
			703,718
		United States: 69.8%
68,100		Alcoa, Inc.	2,601,420
12,900		Allegheny Technologies, Inc.	1,353,597
60,985		Allis-Chalmers Energy, Inc.	1,463,640
58,162		American Oil & Gas, Inc.	339,666
32,500		Biofuel Energy Corp	290,550
47,300		Cabot Oil & Gas Corp.	1,617,660
11,100		Cameron International Corp.	865,800
237,747	I	Cano Petroleum, Inc.	1,478,786
17,300		Chevron Corp.	1,474,998
7,700		Cleveland-Cliffs, Inc.	533,379
137,300		ConocoPhillips	11,099,332
17,200		Consol Energy, Inc.	716,380
18,012		Delta Petroleum Corp.	298,999
26,400		Denbury Resources, Inc.	1,056,000
18,400		Devon Energy Corp.	1,372,824

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
10,500		EOG Resources, Inc.	$736,050
92,058		EXCO Resources, Inc.	1,607,333
127,700		ExxonMobil Corp.	10,871,101
12,070		Foster Wheeler Ltd.	1,356,547
29,800		Freeport-McMoRan Copper & Gold, Inc.	2,800,604
48,400		Geokinetics, Inc.	1,034,792
13,500		Grant Prideco, Inc.	757,350
41,131		Hercules Offshore, Inc.	1,234,753
49,800		Hess Corp.	3,047,760
50,500		Key Energy Services, Inc.	770,125
110,444		Kodiak Oil & Gas Corp.	508,042
30,900		Lyondell Chemical Co.	1,387,410
55,200		Marathon Oil Corp.	3,047,040
26,400		McDermott International, Inc.	2,189,616
30,575		Meridian Gold, Inc.	863,132
10,482		Mirant Corp.	396,534
15,100		National Oilwell Varco, Inc.	1,813,661
33,800		Newmont Mining Corp.	1,411,150
11,800		Nucor Corp.	592,360
89,700		Occidental Petroleum Corp.	5,087,785
52,013		Parallel Petroleum Corp.	1,059,505
125,177		Particle Drilling Technologies, Inc.	257,865
10,000		Peabody Energy Corp.	422,600
29,642	I	PetroHawk Energy Corp.	444,334
76,635		Petroquest Energy, Inc.	958,704
31,700		Plains Exploration & Production Co.	1,369,757
10,378		Quicksilver Resources, Inc.	437,121
24,500		Range Resources Corp.	909,930
37,800		Rex Energy Corp.	391,230
86,000		Schlumberger Ltd.	8,145,920
26,300		Semgroup Energy Partners LP	796,890
39,600		Southwestern Energy Co.	1,608,948
17,200		Superior Energy Services	693,504
13,407		Targa Resources Partners LP	451,011
5,900		United States Steel Corp.	579,911
64,300		Valero Energy Corp.	4,308,743
26,100		Weatherford International Ltd.	1,444,113
68,700		XTO Energy, Inc.	3,746,211
			96,102,473
		Total Common Stock
		(Cost $117,577,322)	136,522,136

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 1.9%
2,600,000	**	ING Institutional Prime Money Market Fund	$2,600,000

		Total Mutual Funds
		(Cost $2,600,000)	2,600,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$267,000	Morgan Stanley Repurchase Agreement dated 07/31/07, 5.250%, due 08/01/07, $267,039 to be received upon repurchase (Collateralized by $280,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $274,710, due 12/30/24)		$267,000

	Total Repurchase Agreement
	(Cost $267,000)		267,000

	Total Short-Term Investments
	(Cost $2,867,000)		2,867,000

	Total Investments in Securities
	(Cost $120,444,322)*	101.3%	$139,389,136
	Other Assets and Liabilities - Net	(1.3)	(1,785,548)
	Net Assets	100.0%	$137,603,588

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $120,568,402.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,465,467
	Gross Unrealized Depreciation	(2,644,733)
	Net Unrealized Appreciation	$18,820,734

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Chemicals	1.0%
Coal	0.8
Electric	0.3
Energy - Alternate Sources	0.2
Engineering & Construction	4.0
Iron/Steel	3.3
Metal Fabricate/Hardware	0.3
Mining	21.2
Oil & Gas	53.4
Oil & Gas Services	13.4
Pipelines	0.9
Transportation	0.4
Short-Term Investments	2.1
Other Assets and Liabilities - Net	(1.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2007 (Unaudited) (continued)

At July 31, 2007 the following forward currency contracts were outstanding for the ING Global Natural Resources Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Canada Dollars
CAD	987,000	Buy	8/9/07	946,672	$925,413	$(21,259)
						$(21,259)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 47.2%
		Australia: 12.0%
920,699		Centro Properties Group	$6,169,979
1,687,400		DB Rreef Trust	2,584,879
4,405,500		GPT Group	16,733,158
582,900		Investa Property Group	1,444,097
4,438,600		Macquarie CountryWide Trust	7,396,766
2,720,400		Macquarie DDR Trust	2,749,388
3,967,400		Macquarie Goodman Group	20,246,694
2,629,600		Mirvac Group	11,403,118
2,794,100		Stockland	18,190,759
8,194,550		Valad Property Group	12,765,196
3,448,978	L	Westfield Group	55,502,138
269,476		Westfield Group - New	4,253,337
			159,439,509
		Austria: 0.9%
689,700		Conwert Immobilien Invest AG	11,649,446
			11,649,446
		Cayman Islands: 1.0%
7,657,300		Agile Property Holdings Ltd.	13,369,990
			13,369,990
		China: 1.8%
2,708,900		Greentown China Holdings Ltd.	6,414,911
2,713,200		Guangzhou R&F Properties Co., Ltd.	9,856,111
2,770,300		Shimao Property Holdings Ltd.	7,304,492
			23,575,514
		Finland: 1.7%
1,473,400		Citycon OYI	9,322,553
901,640		Sponda OYJ	12,688,177
			22,010,730
		Germany: 0.3%
155,255		DIC Asset AG	4,724,616
			4,724,616
		Hong Kong: 10.6%
1,645,800		Cheung Kong Holdings Ltd.	23,094,335
1,901,000		China Overseas Land & Investment Ltd.	4,026,444
2,660,900		Hang Lung Group Ltd.	13,046,821
3,575,300		Hang Lung Properties Ltd.	13,151,170
3,068,400		Hongkong Land Holdings Ltd.	12,952,536
2,349,200		Kerry Properties Ltd.	16,928,812
1,242,800		Mandarin Oriental International Ltd.	2,685,036
1,108,600		Shangri-La Asia Ltd.	2,625,012
3,032,700		Shui On Land Ltd.	3,137,098
3,252,000		Sun Hung Kai Properties Ltd.	41,357,710
2,027,000		Wharf Holdings Ltd.	8,368,042
			141,373,016
		Isle of Man: 0.1%
135,300		Hirco PLC	1,110,233
			1,110,233
		Japan: 10.8%
2,001,100		Mitsubishi Estate Co., Ltd.	50,907,731
2,327,600		Mitsui Fudosan Co., Ltd.	60,772,672
3,250		NTT Urban Development Corp.	5,882,599
860,700		Sumitomo Realty & Development Co., Ltd.	25,573,493
			143,136,495
		Norway: 0.4%
415,100		Norwegian Property ASA	4,935,353
			4,935,353
		Singapore: 3.1%
1,005,500		Allgreen Properties Ltd.	1,175,396
2,353,800	L	Ascott Group Ltd.	2,807,215
4,071,000		CapitaLand Ltd.	19,719,003
598,700		City Developments Ltd.	5,869,688
1,626,000	L	Keppel Land Ltd.	8,811,172
1,233,500		Wing Tai Holdings Ltd.	2,994,114
			41,376,588
		South Korea: 0.0%
20,000	#, L	Lotte Shopping Co. GDR	385,476
			385,476
		Sweden: 0.4%
484,300		Castellum AB	5,860,915
			5,860,915
		United Kingdom: 1.2%
2,492,100		Dawnay Day Sirius Ltd.	3,000,435
3,454,766		Safestore Holdings Ltd.	12,490,319
			15,490,754
		United States: 2.9%
425,000	L	Brookfield Properties Co. (U.S. Denominated Security)	9,605,000
285,300	L	Hilton Hotels Corp.	12,613,113

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
257,900	L	Starwood Hotels & Resorts Worldwide, Inc.	$16,237,384
			38,455,497
		Total Common Stock
		(Cost $567,467,265)	626,894,132
REAL ESTATE INVESTMENT TRUSTS: 48.5%
		Canada: 1.3%
93,000		Calloway Real Estate Investment Trust	2,092,238
64,000	#	Calloway Real Estate Investment Trust - Series 144A	1,439,820
64,500		Dundee Real Estate Investment Trust	2,620,993
545,600		RioCan Real Estate Investment Trust	11,558,455
			17,711,506
		France: 4.7%
93,300		Klepierre	14,308,851
226,609		Mercialys	7,914,197
43,600		Societe de la Tour Eiffel	6,444,882
43,679		Societe Immobiliere de Location pour l’Industrie et le Commerce	7,044,511
111,820		Unibail	26,384,685
			62,097,126
		Hong Kong: 0.6%
1,963,950		Champion Real Estate Investment Trust	1,120,290
3,278,700		Link Real Estate Investment Trust	6,803,354
			7,923,644
		Japan: 3.8%
1,102		Japan Logistics Fund, Inc.	9,173,133
1,137		Japan Retail Fund Investment Corp.	9,185,652
526		Kenedix Realty Investment Corp.	3,791,278
1,011		New City Residence Investment Corp.	5,264,792
516		Nippon Accommodations Fund, Inc.	3,633,656
1,109		Nippon Building Fund, Inc.	14,673,025
601		Nomura Real Estate Residential Fund, Inc.	4,196,688
			49,918,224
		Netherlands: 1.0%
97,900		Corio NV	6,980,016
1,085		Eurocommercial Properties NV	53,174
83,220		Vastned Retail NV	6,717,523
			13,750,713
		Singapore: 0.8%
4,111,000		CapitaMall Trust	10,086,697
			10,086,697
		United Kingdom: 5.6%
596,900		British Land Co. PLC	14,881,312
385,500		Derwent Valley Holdings PLC	12,893,544
963,896		Great Portland Estates PLC	12,601,034
686,428		Hammerson PLC	16,547,863
515,427		Land Securities Group PLC	17,551,661
			74,475,414
		United States: 30.7%
73,600		AMB Property Corp.	3,921,408
397,100		Archstone-Smith Trust	22,797,511
145,900		AvalonBay Communities, Inc.	15,752,823
249,700		BioMed Realty Trust, Inc.	5,453,448
366,500		Boston Properties, Inc.	34,630,585
254,000	L	BRE Properties, Inc.	12,834,620
138,700	L	Camden Property Trust	7,622,952
127,300	L	Corporate Office Properties Trust SBI MD	4,797,937
279,300		Douglas Emmett, Inc.	6,440,658
208,500	L	Equity Residential	8,300,385
194,800	L	Extra Space Storage, Inc.	2,734,992
212,700		Federal Realty Investment Trust	15,982,278
201,600	L	FelCor Lodging Trust, Inc.	4,427,136
394,200	L	General Growth Properties, Inc.	18,913,716
258,300		Highwoods Properties, Inc.	8,402,499
182,100	L	Home Properties, Inc.	8,431,230
987,610	L	Host Hotels & Resorts, Inc.	20,858,323
94,900	L	Kilroy Realty Corp.	6,114,407
91,700		LaSalle Hotel Properties	3,670,751
139,600	L	Liberty Property Trust	5,236,396
216,600	L	Macerich Co.	15,844,290
376,200	L	Nationwide Health Properties, Inc.	8,964,846
425,800		Omega Healthcare Investors, Inc.	5,505,594
107,100	L	Post Properties, Inc.	4,716,684
332,200	L	Prologis	18,902,180
69,554		Public Storage, Inc.	4,875,040
255,700	L	Regency Centers Corp.	16,587,259
427,200		Simon Property Group, Inc.	36,965,617
195,700	L	SL Green Realty Corp.	23,761,894
190,400	L	Strategic Hotel Capital, Inc.	4,051,712
197,100	L	Sunstone Hotel Investors, Inc.	4,892,022
106,500		Tanger Factory Outlet Centers, Inc.	3,560,295
130,200	L	Taubman Centers, Inc.	6,261,318
203,400		UDR, Inc.	4,696,506
237,800	L	Ventas, Inc.	7,757,036
222,500		Vornado Realty Trust	23,814,175
			408,480,523

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Total Real Estate Investment Trusts
		(Cost $662,936,793)	$644,443,847
MUTUAL FUNDS: 0.2%
		Guernsey: 0.2%
1,266,400	**	ING UK Real Estate Income Trust Ltd.	2,774,194

		Total Mutual Funds
		(Cost $2,242,416)	2,774,194
PURCHASED OPTIONS: 0.3%
		Brazil: 0.3%
517,500		Call Option OTC - Merrill Lynch
		Brascan Residential Properties SA
		Zero Strike Option Expires 10/22/07	3,915,667

		Total Purchased Options
		(Cost $3,881,855)	3,915,667
WARRANTS: 0.5%
		India: 0.5%
511,800	X	Macquarie Bank Ltd.	7,083,312

		Total Warrants
		(Cost $6,303,948)	7,083,312

		Total Long-Term Investments
		(Cost $1,242,832,277)	1,285,111,152

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.8%
		U.S. Government Agency Obligations: 1.8%
$24,106,000		Federal Home Loan Bank, 4.890%, due 08/01/07		$24,102,726
		Total U.S. Government Agency Obligations
		(Cost $24,102,726)		24,102,726
		Securities Lending Collateralcc: 5.0%
65,771,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		65,771,000
		Total Securities Lending Collateral
		(Cost $65,771,000)		65,771,000
		Total Short-Term Investments
		(Cost $89,873,726)		89,873,726
		Total Investments in Securities
		(Cost $1,332,706,003)*	103.5%	$1,374,984,878
		Other Assets and Liabilities - Net	(3.5)	(46,876,836)
		Net Assets	100.0%	$1,328,108,042

	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $1,370,683,715.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$62,913,484
		Gross Unrealized Depreciation		(58,612,321)
		Net Unrealized Appreciation		$4,301,163

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Apartments	7.1%
Closed-End Funds	0.2
Diversified	10.9
Engineering & Construction	0.5
Health Care	1.7
Holding Companies - Diversified	0.6
Hotels	2.8
Lodging	2.6
Office Property	10.8
Real Estate	43.3
Regional Malls	5.9
Retail	0.0
Shopping Centers	6.3
Storage	0.6
Storage/Warehousing	1.0
Warehouse/Industr	2.4
Short-Term Investments	6.8
Other Assets and Liabilities - Net	(3.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Australia: 2.5%
591,000		Dyno Nobel Ltd.	$1,072,522
194,000		Moto Goldmines Ltd.	716,498
61,500		Newcrest Mining Ltd.	1,285,069
			3,074,089
		Brazil: 3.8%
297,000	L	Centrais Eletricas Brasileiras SA ADR	3,882,711
16,500	L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	789,030
			4,671,741
		Canada: 8.3%
142,500	L	Barrick Gold Corp.	4,688,250
182,700	L	Crystallex International Corp.	619,353
160,000		Gabriel Resources Ltd.	629,921
119,200	L	Ivanhoe Mines Ltd.	1,704,560
135,472	L	Kinross Gold Corp.	1,758,427
198,100		Patheon, Inc.	700,072
			10,100,583
		France: 2.2%
11,300		Technip SA ADR	920,950
31,000		Thales SA	1,773,477
			2,694,427
		Germany: 0.7%
36,200		Premiere AG	922,694
			922,694
		Italy: 1.4%
811,926		Telecom Italia S.p.A. RNC	1,752,053
			1,752,053
		Japan: 14.7%
12,300		Kao Corp. ADR	3,388,402
66,000		Kissei Pharmaceutical Co., Ltd.	1,179,174
269,900	L	Nippon Telegraph & Telephone Corp. ADR	5,821,743
79,300		Paramount Bed Co., Ltd.	1,285,779
84,000		Sekisui House Ltd.	1,042,294
96,800		Takefuji Corp.	3,013,585
54,000		Toppan Printing Co., Ltd.	585,010
29,300		Toppan Printing Co., Ltd. ADR	1,590,934
			17,906,921
		Netherlands: 4.5%
69,783		Royal Dutch Shell PLC ADR	5,532,396
			5,532,396
		Norway: 0.6%
554,200		Marine Harvest	687,630
			687,630
		Papua New Guinea: 2.5%
1,188,204		Lihir Gold Ltd.	3,116,425
			3,116,425
		South Africa: 5.6%
105,000		Anglogold Ashanti Ltd. ADR	4,426,800
142,800		Gold Fields Ltd.	2,334,503
4,400		Mondi Ltd.	37,521
			6,798,824
		South Korea: 6.5%
185,150		Korea Electric Power Corp. ADR	4,393,610
45,200		KT Corp. ADR	1,063,104
36,400		Samsung SDI Co., Ltd.	2,520,495
			7,977,209
		Taiwan: 1.8%
130,825		Chunghwa Telecom Co., Ltd. ADR	2,169,082
			2,169,082
		United Kingdom: 7.3%
40,040		Anglo American PLC	2,324,673
24,400		AstraZeneca PLC ADR	1,264,652
198,000		Benfield Group Ltd.	1,306,231
17,800		BP PLC ADR	1,235,320
11,000		Mondi PLC	96,463
38,900	X	Stolt-Nielsen SA ADR	1,344,543
437,500		Vodafone Group PLC	1,315,200
			8,887,082
		United States: 33.4%
70,000	L	AGCO Corp.	2,690,100
220,500	L	Allied Waste Industries, Inc.	2,837,835
33,300	L	Amgen, Inc.	1,789,542
174,700	L	Apex Silver Mines Ltd.	2,931,466
83,200	L	Bowater, Inc.	1,632,384
14,800	L	CDW Corp.	1,245,716
47,200		Chevron Corp.	4,024,272
37,200	L	GrafTech International Ltd.	576,228

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
34,300		Idacorp, Inc.	$1,061,928
20,000		Microsoft Corp.	579,800
26,000	L	Mosaic Co.	976,560
106,800	L	Newmont Mining Corp.	4,458,900
29,000	L	Peabody Energy Corp.	1,225,540
92,100		Puget Energy, Inc.	2,132,115
18,900	L	Scholastic Corp.	608,202
115,000	L	Smithfield Foods, Inc.	3,571,900
45,600	L	Tech Data Corp.	1,708,632
140,500		Tyson Foods, Inc.	2,992,650
31,000		Union Pacific Corp.	3,693,340
			40,737,110
		Total Common Stock
		(Cost $ 104,494,827)	117,028,266

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.7%
		U.S. Government Agency Obligations: 3.7%
$4,470,000	Z	Federal Home Loan Bank, 4.890%, due 08/01/07		$4,469,393
		Total U.S. Government Agency Obligations
		(Cost $4,469,393)		4,469,393
		Securities Lending Collateralcc: 23.0%
28,089,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		28,089,000
		Total Securities Lending Collateral
		(Cost $28,089,000)		28,089,000
		Total Short-Term Investments
		(Cost $32,558,393)		32,558,393
		Total Investments in Securities
		(Cost $137,053,220)*	122.5%	$149,586,659
		Other Assets and Liabilities — Net	(22.5)	(27,518,317)
		Net Assets	100.0%	$122,068,342

	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on date of purchase

	*	Cost for federal income tax purposes is $137,218,865.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,864,177
		Gross Unrealized Depreciation		(4,496,383)
		Net Unrealized Appreciation		$12,367,794

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	1.4%
Biotechnology	1.5
Chemicals	0.8
Coal	1.0
Commercial Services	1.8
Cosmetics/Personal Care	2.8
Distribution/Wholesale	2.4
Diversified Financial Services	2.5
Electric	9.4
Electrical Components & Equipment	0.5
Electronics	2.1
Environmental Control	2.3
Food	5.9
Forest Products & Paper	1.4
Healthcare - Products	1.0
Home Builders	0.8
Insurance	1.1
Machinery - Diversified	2.2
Media	1.3
Mining	25.4
Miscellaneous Manufacturing	0.9
Oil & Gas	8.8
Oil & Gas Services	0.8
Pharmaceuticals	2.6
Software	0.5
Telecommunications	9.9
Transportation	4.1
Water	0.6
Short-Term Investments	26.7
Other Assets and Liabilities - Net	(22.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
	China: 22.7%
1,594,000	China Construction Bank		$1,181,999
656,000	China Life Insurance Co., Ltd.		2,829,568
986,000	China Southern Airlines Co., Ltd.		836,635
276,000	Dalian Port PDA Co., Ltd.		212,094
120,000	Dongfang Electrical Machinery Co., Ltd.		768,040
602,400	Guangzhou R&F Properties Co., Ltd.		2,188,309
582,000	Jiangxi Copper Co., Ltd.		1,088,852
1,914,000	PetroChina Co., Ltd.		2,821,699
189,000	Shimao Property Holdings Ltd.		498,339
457,917	SPG Land Holdings Ltd.		417,981
546,000	Travelsky Technology Ltd.		514,891
			13,358,407
	Hong Kong: 43.6%
286,000	AAC Acoustic Technologies		338,689
266,200	Bank of East Asia Ltd.		1,589,565
280,500	China Mobile Ltd.		3,223,021
1,382,000	China Overseas Land & Investment Ltd.		2,927,168
1,520,000	China Power International Development Ltd.		797,913
328,000	China Resources Enterprise		1,298,505
2,174,000	Chuang’s China Investments		447,234
373,000	Citic Pacific Ltd.		1,916,995
113,500	Esprit Holdings Ltd.		1,516,788
279,000	Hang Lung Group Ltd.		1,367,982
432,000	Hang Lung Properties Ltd.		1,589,043
178,000	Henderson Land Development Co., Ltd.		1,282,218
125,500	Hong Kong Exchanges and Clearing Ltd.		2,047,904
131,000	Hutchison Whampoa Ltd.		1,392,551
241,000	Li & Fung Ltd.		835,063
80,000	MTR Corp.		199,812
659,000	New World Development Ltd.		1,609,838
2,502,000	Solomon Systech International Ltd.		251,948
49,500	Swire Pacific Ltd.		560,282
133,000	Wharf Holdings Ltd.		549,062
			25,741,581
	Taiwan: 30.3%
475,000	Asia Cement Corp.		608,579
150,000	Asustek Computer, Inc.		425,979
412,000	AU Optronics Corp.		697,880
291,000	Cathay Financial Holding Co., Ltd.		755,425
401,000	Cheng Loong Corp.		176,437
421,270	China Steel Corp.		549,694
407,000	Chung Hsin Electric & Machinery Manufacturing Corp.		318,152
163,800	Delta Electronics, Inc.		641,706
970,460	Far Eastern Textile Co., Ltd.		1,105,643
112,000	Foxconn International Holdings Ltd.		320,665
1,469,700	Goldsun Development & Construction Co., Ltd.		859,765
1,038,000	HannStar Display Corp.		297,288
394,200	HON HAI Precision Industry Co., Ltd.		3,241,226
151,000	Huang Hsiang Construction Co.		403,301
968,000	Lealea Enterprise		295,891
133,560	MediaTek, Inc.		2,380,978
829,400	Nan Ya Plastics Corp.		1,821,631
119,000	Powertech Technology, Inc.		555,516
804,003	Taiwan Semiconductor Manufacturing Co., Ltd.		1,578,728
774,000	Uni-President Enterprises Corp.		830,034
			17,864,518

	Total Investments in Securities
	(Cost $41,998,862)*	96.6%	$56,964,506
	Other Assets and Liabilities — Net	3.4	2,022,582
	Net Assets	100.0%	$58,987,088

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
	*	Cost for federal income tax purposes is $42,182,506.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,279,461
		Gross Unrealized Depreciation	(497,461)
		Net Unrealized Appreciation	$14,782,000

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Airlines	1.4%
Apparel	2.6
Banks	4.7
Building Materials	2.5
Chemicals	3.1
Commercial Services	0.4
Distribution/Wholesale	1.4
Diversified Financial Services	3.5
Electric	1.4
Electrical Components & Equipment	2.4
Electronics	8.5
Food	1.4
Forest Products & Paper	0.3
Holding Companies - Diversified	10.4
Insurance	6.1
Iron/Steel	0.9
Machinery - Diversified	0.5
Metal Fabricate/Hardware	1.8
Oil & Gas	4.8
Real Estate	20.8
Semiconductors	8.1
Software	0.9
Telecommunications	6.0
Textiles	2.4
Transportation	0.3
Other Assets and Liabilities - Net	3.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 88.6%
		Australia: 5.8%
2,216		Alinta Ltd.	$27,800
3,148		Ansell Ltd.	31,514
8,879		APN News & Media Ltd.	43,184
8,860		BHP Billiton Ltd.	282,206
3,702		Centro Properties Group	24,809
49,232		CFS Retail Property Trust	89,084
27,193		Coles Myer Ltd.	334,122
26,611		Commonwealth Property Office Fund	35,958
464		CSL Ltd.	34,767
97,702		CSR Ltd.	275,583
9,039		Foster’s Group Ltd.	45,003
177,178	**	ING Industrial Fund	372,837
1,805		Lend Lease Corp., Ltd.	28,431
5,926		Lion Nathan Ltd.	42,485
23,506		Macquarie Airports Management Ltd.	86,318
5,520		Macquarie Communications Infrastructure Group	27,807
20,002		Macquarie Goodman Group	102,076
290,016		Macquarie Office Trust	374,784
91,691		Pacific Brands Ltd.	278,951
19,820		Qantas Airways Ltd.	96,177
7,024		Rio Tinto Ltd.	547,527
19,642		Santos Ltd.	220,260
99,220		Stockland	645,964
61,770		Suncorp-Metway Ltd.	1,009,727
2,170		TABCORP Holdings Ltd.	29,839
12,907		Tattersall’s Ltd.	53,540
46,990		Telstra Corp., Ltd.	183,378
28,983		Zinifex Ltd.	479,381
			5,803,512
		Austria: 2.6%
67,884		Immofinanz Immobilien Anlagen AG	853,207
563		Oesterreichische Elektrizitaetswirtschafts AG	27,451
6,265		Raiffeisen International Bank Holding AG	937,156
10,041		Voestalpine AG	835,354
			2,653,168
		Belgium: 1.3%
582		D’ieteren SA	234,037
4,979		Fortis	196,238
232		Groupe Bruxelles Lambert SA	28,181
9,247		InBev NV	744,644
304		KBC Groep NV	39,549
184		Solvay SA	27,909
			1,270,558
		China: 0.0%
8,000		Tencent Holdings Ltd.	36,477
			36,477
		Denmark: 1.4%
2,625		Carlsberg A/S	336,758
10,725		Novo-Nordisk A/S	1,125,268
			1,462,026
		Finland: 0.8%
27,531		Nokia OYJ	786,469
1,307		Orion OYJ	34,232
			820,701
		France: 7.6%
687		Air France-KLM	30,922
12,568		BNP Paribas	1,381,543
11,787		Bouygues SA	944,097

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	France (continued)
1,418	Cie de Saint-Gobain	$156,488
969	Groupe Danone	70,441
159	Lafarge SA	26,932
4,385	LVMH Moet Hennessy Louis Vuitton SA	490,059
177	PPR	30,851
1,096	Sanofi-Aventis	91,804
215	Schneider Electric SA	28,688
11,164	Scor SA	285,712
168	Societe Generale	28,876
5,586	Sodexho Alliance SA	368,834
17,202	Suez SA	904,535
1,529	Thomson	25,074
8,716	Total SA	686,401
105	Vallourec	27,161
373	Veolia Environnement	27,715
15,657	Vinci SA	1,121,557
22,404	Vivendi	951,645
		7,679,335
	Germany: 5.4%
1,118	Allianz AG	237,965
5,323	BASF AG	688,461
441	Celesio AG	26,626
810	Commerzbank AG	34,879
1,189	DaimlerChrysler AG	107,675
9,972	Deutsche Bank AG	1,358,762
26,876	Deutsche Post AG	787,497
1,714	Deutsche Telekom AG	29,454
1,342	E.ON AG	210,444
2,832	Henkel KGaA - Vorzug	153,210
837	KarstadtQuelle AG	25,686
1,608	Merck KGaA	199,843
388	Metro AG	30,177
7,155	RWE AG	758,074
1,972	Salzgitter AG	400,600
789	SAP AG	42,612
2,472	Siemens AG	312,871
484	ThyssenKrupp AG	26,821
328	Volkswagen AG	59,163
		5,490,820
	Greece: 0.2%
1,062	Hellenic Exchanges SA Holding Clearing Settlement and Registry	29,372
5,211	Hellenic Telecommunications Organization SA	156,310
		185,682
	Hong Kong: 0.8%
2,000	Cheung Kong Holdings Ltd.	28,065
13,800	Hong Kong & China Gas	32,008
22,000	Hutchison Telecommunications International Ltd.	27,217
3,000	Hutchison Whampoa Ltd.	31,890
25,500	Kingboard Chemicals Holdings	140,362
21,000	Melco International Development	30,482
25,000	Noble Group Ltd.	27,567
20,000	Orient Overseas International Ltd.	238,081
72,000	PCCW Ltd.	44,085
34,500	Shui On Land Ltd.	35,688
3,000	Sun Hung Kai Properties Ltd.	38,153
21,500	Techtronic Industries Co.	25,227
4,000	Television Broadcasts Ltd.	27,280
10,000	Yue Yuen Industrial Holdings	31,149
		757,254
	Ireland: 0.7%
25,321	Allied Irish Banks PLC	660,284
580	CRH PLC	25,778
		686,062
	Italy: 5.3%
28,151	Banco Popolare Scarl	695,196

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Italy (continued)
39,170	ENI S.p.A.	$1,370,820
958	Fiat S.p.A	28,175
15,396	Finmeccanica S.p.A.	462,108
918	Italcementi S.p.A.	25,180
747	Luxottica Group S.p.A.	27,143
59,772	Parmalat S.p.A	212,365
363,078	Telecom Italia S.p.A.	971,942
78,864	Telecom Italia S.p.A. RNC	170,180
158,623	UniCredito Italiano S.p.A.	1,345,600
		5,308,709
	Japan: 19.8%
1,600	Aeon Co., Ltd.	25,556
1,000	Aeon Mall Co., Ltd.	29,912
7,000	All Nippon Airways Co., Ltd.	26,430
2,000	Amada Co., Ltd.	23,349
1,900	Aoyama Trading Co., Ltd.	54,692
1,000	Autobacs Seven Co., Ltd.	30,046
29,000	Bank of Yokohama Ltd.	201,663
14,800	Canon Sales Co., Inc.	267,836
10,000	Chiba Bank Ltd.	84,162
80,000	COMSYS Holdings Corp.	886,855
8,000	Daicel Chemical Industries Ltd.	53,301
4,000	Daifuku Co., Ltd.	49,448
3,000	Daimaru, Inc.	33,760
8,000	Dainippon Ink & Chemicals	31,255
17,000	Dainippon Screen Manufacturing Co., Ltd.	124,638
600	Daito Trust Construction Co., Ltd.	29,787
2,000	Daiwa House Industry Co., Ltd	26,230
2,500	EDION Corp.	27,238
1,400	Eisai Co., Ltd.	59,062
1,300	Elpida Memory, Inc.	57,411
1,200	FamilyMart Co., Ltd.	31,178
400	Fast Retailing Co., Ltd.	22,681
6,000	Fuji Electric Holdings Co., Ltd.	24,762
900	Fuji Photo Film Co., Ltd.	39,401
1,200	Fuji Soft, Inc.	27,254
10,000	Fujikura Ltd.	62,000
6,000	Furukawa Electric Co., Ltd.	33,176
28,000	Gunma Bank Ltd.	186,167
430	Hakuhodo DY Holdings, Inc.	27,763
16,500	Haseko Corp.	43,800
700	Hikari Tsushin, Inc.	27,830
5,000	Hiroshima Bank Ltd.	28,302
5,000	Hitachi Cable Ltd.	30,822
12,500	Hitachi Chemical Co., Ltd.	263,996
800	Hitachi Construction Machinery Co., Ltd.	31,731
8,900	Hitachi High-Technologies Corp.	215,527
600	Ibiden Co., Ltd.	43,989
24	Inpex Holdings, Inc.	242,159
1,900	Isetan Co., Ltd.	30,313
2,000	Itochu Corp.	25,089
9,000	Joyo Bank Ltd.	52,309
3,000	Kawasaki Kisen Kaisha Ltd.	41,063
76	KDDI Corp.	504,161
5,000	Keisei Electric Railway Co., Ltd.	25,576
1,400	Keyence Corp.	300,751
140,000	Kobe Steel Ltd.	543,372
1,200	Komatsu Ltd.	37,873
2,000	Komori Corp.	45,833
49,000	Konica Minolta Holdings, Inc.	724,456
26,000	Kubota Corp.	215,892
6,000	Kyowa Hakko Kogyo Co., Ltd.	60,475
9,000	Matsushita Electric Industrial Co., Ltd.	164,550
4,000	Matsushita Electric Works Ltd.	50,164
11,700	Mediceo Paltac Holdings Co., Ltd.	172,084

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Japan (continued)
1,700	Meitec Corp.	$48,657
1,100	Mitsubishi Corp.	32,484
3,000	Mitsubishi Electric Corp.	31,898
13,000	Mitsubishi Gas Chemical Co., Inc.	113,026
13	Mitsubishi UFJ Financial Group, Inc.	138,734
55,000	Mitsui Mining & Smelting Co., Ltd.	264,196
3,000	Mitsui OSK Lines Ltd.	46,835
3,000	Mitsui Trust Holdings, Inc.	26,518
156	Mizuho Financial Group, Inc.	1,098,725
2,000	Nippon Electric Glass Co., Ltd.	31,183
3,500	Nippon Mining Holdings, Inc.	35,185
89,000	Nippon Yusen KK	897,270
2,900	Nissan Motor Co., Ltd.	31,345
6,000	Nisshin Steel Co., Ltd.	26,230
170	Obic Co., Ltd.	33,523
6,000	OJI Paper Co., Ltd.	28,854
2,000	Onward Kashiyama Co., Ltd.	23,879
1,610	ORIX Corp.	386,426
13	Resona Holdings, Inc.	27,980
2,000	Ricoh Co., Ltd.	43,353
1,000	Rinnai Corp.	29,695
15	Round One Corp.	33,642
500	Ryohin Keikaku Co., Ltd.	29,904
3,600	Sankyo Co., Ltd.	143,995
19,000	Sanyo Electric Co., Ltd.	29,432
4	Sapporo Hokuyo Holdings, Inc.	42,489
18,900	Sega Sammy Holdings, Inc.	271,985
11,000	Sekisui House Ltd.	136,491
30,400	Seven & I Holdings Co., Ltd.	853,715
5,000	Shizuoka Bank Ltd.	50,309
400	SMC Corp.	52,968
126,000	Sojitz Corp.	629,144
4,200	Stanley Electric Co., Ltd.	99,440
6,000	Sumitomo Chemical Co., Ltd.	44,750
1,600	Sumitomo Corp.	30,987
1,900	Sumitomo Electric Industries Ltd.	30,986
8,000	Sumitomo Metal Mining Co., Ltd.	194,075
147	Sumitomo Mitsui Financial Group, Inc.	1,328,475
28,000	Sumitomo Trust & Banking Co., Ltd.	236,396
2,000	Suruga Bank Ltd.	24,863
1,300	Suzuken Co., Ltd.	40,462
1,000	Taiyo Yuden Co., Ltd.	21,578
57,000	Tanabe Seiyaku Co., Ltd.	667,627
5,200	THK Co., Ltd.	122,645
1,300	TIS, Inc.	29,419
36,400	Tohoku Electric Power Co., Inc.	807,976
900	Tokyo Electric Power Co., Inc.	24,026
13,900	Tokyo Electron Ltd.	1,001,754
4,000	Tokyu Corp.	24,848
4,000	Toppan Printing Co., Ltd.	43,334
4,000	Toshiba Corp.	37,515
11,000	Tosoh Corp.	65,274
9,200	Toyo Seikan Kaisha Ltd.	161,207
1,300	Toyota Boshoku Corp.	33,688
32,400	Toyota Motor Corp.	1,969,682
2,000	UNY Co., Ltd.	21,127
1,400	Ushio, Inc.	26,701
3,020	USS Co., Ltd.	201,679
3,000	Yamazaki Baking Co., Ltd.	23,973
12,000	Yaskawa Electric Corp.	145,400
2,100	Yokogawa Electric Corp.	28,486
25,000	Zeon Corp.	263,849
		19,921,422
	Netherlands: 5.2%
20,630	Arcelor Mittal	1,261,461

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Netherlands (continued)
1,465	ASML Holding NV	$43,154
29,353	Koninklijke Ahold NV	371,555
750	Koninklijke Philips Electronics NV	30,318
35,108	Royal Dutch Shell PLC - Class A	1,367,252
29,329	Royal Dutch Shell PLC - Class B	1,159,756
32,509	Unilever NV	982,529
		5,216,025
	New Zealand: 0.2%
26,107	Contact Energy Ltd.	183,254
8,163	Telecom Corp. of New Zealand Ltd.	28,246
15,305	Vector Ltd.	30,523
		242,023
	Norway: 0.8%
800	Norsk Hydro ASA	30,792
2,090	Petroleum Geo-Services ASA	49,648
20,150	Statoil ASA	595,516
5,200	Telenor ASA	95,091
1,400	TGS Nopec Geophysical Co. ASA	27,324
		798,371
	Singapore: 1.8%
22,000	ComfortDelgro Corp., Ltd.	29,576
70,000	DBS Group Holdings Ltd.	1,046,985
71,000	Neptune Orient Lines Ltd.	257,929
5,000	Oversea-Chinese Banking Corp.	29,582
44,000	Parkway Holdings Ltd.	111,049
13,000	Singapore Petroleum Co., Ltd.	55,264
21,000	Singapore Press Holdings Ltd.	61,773
13,000	Singapore Telecommunications Ltd.	29,547
33,000	United Overseas Land Ltd.	115,127
42,000	Wing Tai Holdings Ltd.	101,948
		1,838,780
	South Africa: 0.0%
240	Mondi Ltd.	2,047
		2,047
	Spain: 1.2%
932	Abertis Infraestructuras SA	27,249
5,258	Banco Bilbao Vizcaya Argentaria SA	128,719
17,401	Banco Santander Central Hispano SA	331,398
6,723	Gas Natural SDG SA	385,828
279	Grupo Ferrovial	24,873
496	Iberdrola SA	27,590
9,344	Telefonica SA	218,682
536	Union Fenosa SA	29,306
		1,173,645
	Sweden: 2.1%
23,404	Atlas Copco AB - Class B	374,442
4,950	Boliden AB	113,060
450	Hennes & Mauritz AB	25,858
26,600	Nordea Bank AB	428,589
1,100	Scania AB - B Shares	26,213
900	Skandinaviska Enskilda Banken AB	30,762
1,400	SKF AB - B Shares	29,177
800	SSAB Svenskt Staal AB	27,275
1,800	Svenska Cellulosa AB - B Shares	31,776
1,000	Svenska Handelsbanken AB	28,675
54,610	Volvo AB	1,003,930
		2,119,757
	Switzerland: 7.5%
19,088	ABB Ltd.	459,042
20,345	Credit Suisse Group	1,327,144
279	Kuoni Reisen Holding	165,050
1,446	Nestle SA	555,521
6,573	Novartis AG	354,546
1,283	OC Oerlikon Corp. AG	569,103
7,236	Roche Holding AG	1,281,541

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Switzerland (continued)
4,486	Schindler Holding AG	$285,249
311	Sonova Holding AG	29,852
41,741	STMicroelectronics NV	716,458
685	Swatch Group AG	39,959
315	Swiss Reinsurance	27,028
5,908	UBS AG	327,075
4,379	Xstrata PLC	279,118
4,044	Zurich Financial Services AG	1,178,389
		7,595,075
	United Kingdom: 18.1%
33,630	3I Group PLC	728,292
10,621	Aegis Group PLC	27,085
2,190	Anglo American PLC	127,149
47,141	ARM Holdings PLC	140,371
20,183	AstraZeneca PLC	1,043,118
5,386	Aviva PLC	74,849
14,261	Barclays PLC	200,311
1,484	Bellway PLC	37,044
1,993	Berkeley Group Holdings PLC	65,651
50,610	BHP Billiton PLC	1,484,923
92,968	BP PLC	1,076,986
67,353	British Airways PLC	537,281
866	British American Tobacco PLC	27,986
140,995	BT Group PLC	893,595
1,965	Capita Group PLC	28,474
3,104	Carnival PLC	135,403
78,837	Compass Group PLC	531,851
49,178	Daily Mail & General Trust	711,671
1,394	Diageo PLC	28,474
2,501	Enterprise Inns PLC	34,124
6,478	First Choice Holidays PLC	40,244
19,151	FKI PLC	42,688
21,202	GlaxoSmithKline PLC	536,586
23,764	HBOS PLC	462,753
55,014	HSBC Holdings PLC	1,019,420
25,882	Imperial Tobacco Group PLC	1,134,554
2,441	J Sainsbury PLC	28,239
6,763	Kingfisher PLC	29,012
3,587	Ladbrokes PLC	29,458
311,926	Legal & General Group PLC	879,308
2,587	Lloyds TSB Group PLC	29,100
32,336	London Stock Exchange Group PLC	875,471
5,153	Marks & Spencer Group PLC	65,589
2,715	Michael Page International PLC	29,779
601	Mondi PLC	5,270
66,939	National Grid PLC	948,992
769	Next PLC	29,364
1,060	Persimmon PLC	24,791
1,583	Punch Taverns PLC	36,697
7,666	Rank Group PLC	26,353
4,018	Reckitt Benckiser PLC	214,988
2,292	Reuters Group PLC	28,709
4,128	Rio Tinto PLC	297,821
54,548	Rolls-Royce Group PLC	559,727
88,517	Royal Bank of Scotland Group PLC	1,053,871
2,379	Smith & Nephew PLC	28,315
3,781	SSL International PLC	35,406
4,454	Standard Life PLC	27,616
27,340	Tate & Lyle PLC	313,011
7,548	Taylor Woodrow PLC	49,725
3,689	Tesco PLC	30,300
718	Travis Perkins PLC	27,313
22,009	Unilever PLC	686,435
213,959	Vodafone Group PLC	643,198
2,346	William Hill PLC	28,544

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
2,285	Wolseley PLC	$49,826
		18,283,111
	Total Common Stock
	(Cost $ 84,269,768)	89,344,560
REAL ESTATE INVESTMENT TRUSTS: 0.1%
	France: 0.0%
172	Gecina SA	27,926
		27,926
	United Kingdom: 0.1%
1,045	British Land Co. PLC	26,053
2,165	Great Portland Estates PLC	28,303
		54,356
	Total Real Estate Investment Trusts
	(Cost $ 86,404)	82,282
EXCHANGE-TRADED FUNDS: 4.8%
	United States: 4.8%
61,000	iShares MSCI EAFE Index Fund	4,814,120

	Total Exchange-Traded Funds
	(Cost $ 5,024,956)	4,814,120
PREFERRED STOCK: 2.5%
	Germany: 2.5%
397	Porsche AG	721,218
5,514	RWE AG	524,912
11,549	Volkswagen AG	1,287,427
	Total Preferred Stock
	(Cost $ 1,776,519)	2,533,557
RIGHTS: 0.0%
	Sweden: 0.0%
800	Ssab Svenskt Stal AB	2,360

	Total Rights
	(Cost $ -)	2,360

	Total Investments in Securities
	(Cost $91,157,647)*	96.0%	$96,776,879
	Other Assets and Liabilities — Net	4.0	4,058,340
	Net Assets	100.0%	$100,835,219

**	Investment in affiliate

*	Cost for federal income tax purposes is $91,680,017.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$7,938,901
	Gross Unrealized Depreciation		(2,842,039)
	Net Unrealized Appreciation		$5,096,862

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.0
Agriculture	1.2
Airlines	0.7
Apparel	0.1
Auto Manufacturers	4.2
Auto Parts & Equipment	0.0
Banks	15.9
Beverages	1.2
Biotechnology	0.0
Building Materials	0.6
Chemicals	1.7
Commercial Services	0.2
Computers	0.0
Distribution/Wholesale	1.2
Diversified	0.1
Diversified Financial Services	2.9
Electric	4.4
Electrical Components & Equipment	0.4
Electronics	0.7
Engineering & Construction	3.5
Entertainment	0.1
Food	3.3
Food Service	0.9
Forest Products & Paper	0.1
Gas	0.5
Hand/Machine Tools	0.5
Healthcare - Products	0.1
Healthcare - Services	0.1
Holding Companies - Diversified	0.6
Home Builders	0.4
Home Furnishings	0.2
Household Products/Wares	0.6
Insurance	2.7
Internet	0.0
Investment Companies	0.0
Iron/Steel	3.1
Leisure Time	0.8
Machinery - Construction & Mining	0.4
Machinery - Diversified	1.3
Media	1.8
Metal Fabricate/Hardware	0.1
Mining	4.0
Miscellaneous Manufacturing	1.1
Office Property	0.0
Office/Business Equipment	0.1
Oil & Gas	6.8
Oil & Gas Services	0.1
Packaging & Containers	0.2
Pharmaceuticals	5.7
Real Estate	2.9
Retail	2.2
Semiconductors	2.5
Software	0.1
Telecommunications	4.8
Transportation	2.3
Venture Capital	0.7
Water	0.0
Other Long-Term Investments	4.8
Other Assets and Liabilities - Net	4.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 97.4%

	Australia: 3.4%
40,114	BHP Billiton Ltd.	$1,277,701
14,518	Rio Tinto Ltd.	1,131,690
47,125	Woodside Petroleum Ltd.	1,713,755
		4,123,146
	Austria: 1.2%
19,745	Erste Bank der Oesterreichischen Sparkassen AG	1,485,497
		1,485,497
	Brazil: 4.5%
27,913	Banco Itau Holding Financeira SA ADR	1,276,741
18,744	Cia de Bebidas das Americas ADR	1,283,964
27,125	Cia Vale do Rio Doce ADR	1,329,396
22,606	Petroleo Brasileiro SA ADR	1,467,129
		5,357,230
	Canada: 4.5%
49,279	Cameco Corp.	2,009,598
55,272	Manulife Financial Corp.	2,019,639
14,793	Suncor Energy, Inc.	1,338,323
		5,367,560
	China: 0.9%
26,674	Focus Media Holding Ltd. ADR	1,101,903
		1,101,903
	Denmark: 1.8%
32,265	Vestas Wind Systems A/S	2,138,749
		2,138,749
	France: 5.9%
29,213	AXA SA	1,140,034
13,834	Electricite de France	1,401,227
21,863	Iliad SA	1,993,057
11,179	LVMH Moet Hennessy Louis Vuitton SA	1,249,344
15,701	Total SA ADR	1,234,256
		7,017,918
	Germany: 4.3%
28,316	Adidas AG	1,715,587
36,500	SAP AG ADR	1,968,080
5,779	Wacker Chemie AG	1,414,939
		5,098,606
	Greece: 1.4%
29,542	National Bank of Greece SA	1,727,687
		1,727,687
	Hong Kong: 2.2%
194,300	Esprit Holdings Ltd.	2,596,584
		2,596,584
	India: 2.9%
19,338	HDFC Bank Ltd. ADR	1,674,864
36,322	Infosys Technologies Ltd. ADR	1,801,571
		3,476,435
	Ireland: 1.2%
80,158	Anglo Irish Bank Corp. PLC	1,485,834
		1,485,834
	Israel: 1.3%
37,105	Teva Pharmaceutical Industries Ltd. ADR	1,559,152
		1,559,152
	Italy: 3.8%
63,018	Saipem S.p.A.	2,250,045
274,761	UniCredito Italiano S.p.A.	2,330,799
		4,580,844
	Japan: 13.3%
88,000	NGK Insulators Ltd.	2,689,542
38,100	Nitto Denko Corp.	1,998,938
6,930	ORIX Corp.	1,663,312

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2007 (Unaudited) (continued)

Shares				Value
		Japan (continued)
76,000		Sharp Corp.		$1,309,766
13,700		SMC Corp.		1,814,162
173		Sumitomo Mitsui Financial Group, Inc.		1,563,443
147,000		Toshiba Corp.		1,378,677
35,400		Toyota Motor Corp.		2,152,060
13,800		Yamada Denki Co., Ltd.		1,371,223
				15,941,123
		Luxembourg: 1.9%
27,768		Millicom International Cellular SA		2,229,770
				2,229,770
		Mexico: 1.1%
36,041		Wal-Mart de Mexico SA de CV ADR		1,314,296
				1,314,296
		Netherlands: 1.4%
41,009		Koninklijke Philips Electronics NV		1,656,764
				1,656,764
		Norway: 1.5%
45,988		Renewable Energy Corp. AS		1,808,606
				1,808,606
		Singapore: 1.3%
177,000		Keppel Corp., Ltd.		1,544,687
				1,544,687
		South Korea: 2.5%
16,050		Hyundai Motor Co.		1,408,189
4,685	#	Samsung Electronics GDR		1,564,554
				2,972,743
		Spain: 5.1%
91,706		Banco Bilbao Vizcaya Argentaria SA		2,245,010
91,755		Banco Santander Central Hispano SA		1,747,451
89,483		Telefonica SA		2,094,211
				6,086,672
		Switzerland: 11.8%
86,855		ABB Ltd.		2,088,754
14,445		Holcim Ltd.		1,530,237
3,881		Nestle SA		1,490,994
34,248		Novartis AG		1,847,328
13,078		Roche Holding AG		2,316,196
7,488		Syngenta AG		1,412,767
10,401		Synthes, Inc.		1,212,973
39,109		UBS AG		2,165,125
				14,064,374
		Taiwan: 2.5%
594,000		Foxconn International Holdings Ltd.		1,700,670
129,107		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		1,310,436
				3,011,106
		United Kingdom: 15.7%
623,235		ARM Holdings PLC		1,855,801
102,049		Autonomy Corp. PLC		1,697,492
125,336		Barclays PLC		1,760,481
103,389		British Sky Broadcasting PLC		1,390,397
31,306		Carnival PLC		1,365,630
127,263		ICAP PLC		1,224,800
199,129		Michael Page International PLC		2,184,080
73,789		Northern Rock PLC		1,208,029
155,237		Prudential PLC		2,134,858
23,283		Reckitt Benckiser PLC		1,245,786
119,252		Smith & Nephew PLC		1,419,359
152,394		Tesco PLC		1,251,712
				18,738,425

		Total Common Stock
		(Cost $104,674,192)		116,485,711
EXCHANGE-TRADED FUNDS: 1.4%
		United States: 1.4%
20,945		iShares MSCI EAFE Index Fund		1,652,979

		Total Exchange-Traded Funds
		(Cost $1,654,785)		1,652,979

		Total Investments in Securities
		(Cost $106,328,977)*	98.8%	$118,138,690
		Other Assets and Liabilities — Net	1.2	1,483,953
		Net Assets	100.0%	$119,622,643

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2007 (Unaudited) (continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $106,849,484.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,113,385
	Gross Unrealized Depreciation	(1,824,179)
	Net Unrealized Appreciation	$11,289,206

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.9%
Apparel	3.6
Auto Manufacturers	3.0
Banks	15.5
Beverages	1.1
Building Materials	1.3
Chemicals	4.0
Commercial Services	1.8
Diversified Financial Services	4.2
Electric	1.2
Electrical Components & Equipment	4.0
Electronics	3.6
Energy - Alternate Sources	1.5
Engineering & Construction	1.8
Food	2.3
Hand/Machine Tools	1.5
Healthcare - Products	2.2
Holding Companies - Diversified	2.3
Household Products/Wares	1.0
Insurance	4.4
Internet	1.7
Leisure Time	1.1
Media	1.2
Mining	4.8
Oil & Gas	4.8
Oil & Gas Services	1.9
Pharmaceuticals	4.8
Retail	2.3
Semiconductors	4.0
Software	4.6
Telecommunications	5.0
Other Long-Term Investments	1.4
Other Assets and Liabilities - Net	1.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 84.3%
	Australia: 9.1%
5,000	Australia & New Zealand Banking Group Ltd.	$119,875
13,200	Coca-Cola Amatil Ltd.	102,041
23,000	Foster’s Group Ltd.	114,512
21,000	Insurance Australia Group	101,064
7,500	Publishing & Broadcasting Ltd.	116,871
13,300	Stockland	86,589
6,000	Suncorp-Metway Ltd.	98,079
7,500	TABCORP Holdings Ltd.	103,130
3,300	Wesfarmers Ltd.	108,983
5,400	Westfield Group	86,899
		1,038,043
	Belgium: 3.3%
2,700	Belgacom SA	109,309
2,900	Elia System Operator SA	117,440
3,700	Fortis	145,889
		372,638
	Brazil: 1.5%
1,900	Petroleo Brasileiro SA ADR	106,115
3,200	Tele Norte Leste Participacoes SA ADR	67,936
		174,051
	Canada: 4.9%
3,400	Bell Aliant Regional Communications Income Fund	101,222
3,409	Enerplus Resources Fund	149,416
2,800	Fording Canadian Coal Trust	92,708
4,800	Precision Drilling Trust	95,928
3,500	TransCanada Corp.	126,312
		565,586
	China: 0.9%
70,000	PetroChina Co., Ltd.	103,197
		103,197
	Denmark: 1.4%
3,700	Danske Bank A/S	155,828
		155,828
	Finland: 0.9%
4,900	UPM-Kymmene OYJ	108,879
		108,879
	France: 5.1%
1,500	BNP Paribas	164,888
4,100	France Telecom SA	110,225
930	Societe Generale	159,848
3,600	Vivendi	152,916
		587,877
	Greece: 1.0%
3,500	OPAP SA	119,993
		119,993
	Hong Kong: 0.7%
12,000	CLP Holdings Ltd.	80,543
		80,543
	Hungary: 0.5%
2,200	Magyar Telekom Telecommunications PLC ADR	56,914
		56,914
	Ireland: 1.0%
4,500	Allied Irish Banks PLC	117,344
		117,344
	Israel: 0.7%
17,000	Bank Hapoalim BM	79,935
		79,935

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Italy: 10.7%
19,467	Enel S.p.A.	$200,957
5,300	ENI S.p.A.	185,482
21,800	Intesa Sanpaolo S.p.A.	164,912
12,091	Mediaset S.p.A.	125,861
14,500	Milano Assicurazioni S.p.A.	110,809
48,100	Telecom Italia S.p.A. RNC	103,795
46,800	Terna S.p.A	158,992
20,500	UniCredito Italiano S.p.A.	173,902
		1,224,710
	Netherlands: 2.8%
2,700	ABN Amro Holding NV	133,216
4,700	Royal Dutch Shell PLC	182,518
		315,734
	New Zealand: 0.7%
23,000	Telecom Corp. of New Zealand Ltd.	79,587
		79,587
	Norway: 1.3%
11,700	DNB NOR ASA	154,083
		154,083
	Poland: 0.7%
9,700	Telekomunikacja Polska SA	76,429
		76,429
	South Africa: 0.5%
2,400	Telkom SA Ltd.	56,252
		56,252
	South Korea: 1.5%
2,600	KT Corp. ADR	61,152
1,300	S-Oil Corp.	113,925
		175,077
	Spain: 3.7%
6,500	Banco Bilbao Vizcaya Argentaria SA	159,123
4,500	Gestevision Telecinco SA	122,348
5,828	Telefonica SA	136,395
		417,866
	Sweden: 2.1%
7,300	Svenska Cellulosa AB - B Shares	128,869
14,213	TeliaSonera AB	107,457
		236,326
	Taiwan: 0.9%
10,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	101,500
		101,500
	Thailand: 1.3%
23,000	Advanced Info Service PCL	66,195
10,000	Siam Cement PCL	79,889
		146,084
	United Kingdom: 27.1%
2,900	AstraZeneca PLC	149,881
11,300	Aviva PLC	157,036
11,200	Barclays PLC	157,316
15,000	BBA Aviation PLC	73,840
17,243	BP PLC	199,751
4,900	British American Tobacco PLC	158,348
16,600	BT Group PLC	105,207
5,700	Diageo PLC	116,429
51,300	DSG International PLC	161,686
5,978	GlaxoSmithKline PLC	151,293
19,600	Hiscox Ltd.	106,128
8,300	HSBC Holdings PLC	153,801
55,000	Legal & General Group PLC	155,043
13,700	Lloyds TSB Group PLC	154,106
15,900	Rexam PLC	161,065
16,521	Royal Bank of Scotland Group PLC	196,697
5,600	Scottish & Southern Energy PLC	163,626
6,000	Severn Trent PLC	155,732
13,900	Tate & Lyle PLC	159,139

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
11,700		United Utilities PLC		$158,990
34,300		Vodafone Group PLC		103,112
				3,098,226
		Total Common Stock
		(Cost $9,907,044)		9,642,702

EQUITY-LINKED SECURITIES: 0.7%
		Luxembourg: 0.7%
33,000	X	Formosa Chemicals & Fibre Corp.		76,890

		Total Equity-Linked Securities
		(Cost $76,725)		76,890

WARRANTS: 2.4%
		Ireland: 0.7%
120,000	X	Mega Financial Holding Co., Ltd		84,000
				84,000
		Luxembourg: 1.7%
51,800	#, X	Lite-On Technology Corp.		99,456
19,000	X	Novatek Microelectronics Corp., Ltd.		87,970
				187,426
		Total Warrants
		(Cost $279,258)		271,426

		Total Investments in Securities
		(Cost $10,263,027)*	87.4%	$ 9,991,018
		Other Assets and Liabilities — Net	12.6	1,446,164
		Net Assets	100.0%	$ 11,437,182

ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$91,845
	Gross Unrealized Depreciation	(363,854)
	Net Unrealized Depreciation	$(272,009)

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Agriculture	1.4
Banks	21.8
Beverages	2.9
Building Materials	0.7
Chemicals	0.7
Coal	0.8
Computers	0.9
Diversified Financial Services	0.7
Electric	6.3
Entertainment	2.0
Food	1.4
Forest Products & Paper	2.1
Insurance	5.5
Media	4.5
Miscellaneous Manufacturing	1.0
Oil & Gas	9.9
Packaging & Containers	1.4
Pharmaceuticals	2.6
Pipelines	1.1
Real Estate	1.5
Retail	1.4
Semiconductors	1.7
Telecommunications	11.7
Water	2.8
Other Assets and Liabilities - Net	12.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Belgium: 1.6%
25,372		InBev NV	$2,043,161
			2,043,161
		Brazil: 4.1%
160,900		NET Servicos de Comunicacao SA	2,580,141
23,362		Uniao de Bancos Brasileiros SA GDR	2,724,944
			5,305,085
		Canada: 1.2%
263,000		Bombardier, Inc.	1,590,129
			1,590,129
		China: 1.7%
4,712,000		Shanghai Electric Group Co., Ltd.	2,206,633
			2,206,633
		France: 5.2%
13,210		Alstom	2,375,384
21,123		LVMH Moet Hennessy Louis Vuitton SA	2,360,666
12,044		PPR	2,099,261
			6,835,311
		Germany: 7.2%
10,107		Allianz AG	2,151,265
36,415		Lanxess	1,955,099
24,264		Merck KGaA	3,015,537
24,800		Wincor Nixdorf AG	2,194,126
			9,316,027
		Greece: 1.8%
40,632		National Bank of Greece SA	2,376,257
			2,376,257
		Hong Kong: 6.5%
1,326,000		Kowloon Development Co., Ltd.	2,912,247
862,000		Li & Fung Ltd.	2,986,821
1,054,000		New World Development Ltd.	2,574,763
			8,473,831
		Ireland: 2.0%
59,750		CRH PLC	2,651,844
			2,651,844
		Italy: 5.3%
64,000		Banco Popolare Scarl	1,580,496
85,398		Finmeccanica S.p.A.	2,563,207
322,500		UniCredito Italiano S.p.A.	2,735,769
			6,879,472
		Japan: 16.3%
40,700		Elpida Memory, Inc.	1,797,398
52,900		Itochu Techno-Solutions Corp.	1,913,451
3,634	L	Monex Beans Holdings, Inc.	2,610,450
27,100		Murata Manufacturing Co., Ltd.	2,024,728
35,600		Nidec Corp.	2,356,563
118,000		Nippon Electric Glass Co., Ltd.	1,839,818
47,600		Nitto Denko Corp.	2,497,361
124,100		Pioneer Corp.	1,668,833
92,300		Seven & I Holdings Co., Ltd.	2,592,036
6,333		Yahoo! Japan Corp.	1,963,797
			21,264,435
		Russia: 2.0%
36,964		OAO Gazprom ADR	1,581,647
609,051		TNK-BP Holding	986,663
			2,568,310
		South Africa: 1.1%
319,336		Aspen Pharmacare Holdings Ltd.	1,488,641
			1,488,641
		South Korea: 2.7%
4,681		Lotte Shopping Co., Ltd.	1,826,496
2,549		Samsung Electronics Co., Ltd.	1,682,769
			3,509,265
		Sweden: 5.4%
92,532		Assa Abloy AB	1,998,600
132,500		Nordea Bank AB	2,134,889
758,000		Telefonaktiebolaget LM Ericsson	2,838,028
			6,971,517
		Switzerland: 3.7%
116,394		ABB Ltd.	2,799,130
6,970		Zurich Financial Services AG	2,031,003
			4,830,133
		Taiwan: 4.3%
1,509,040		Chi Mei Optoelectronics Corp.	1,679,179
284,400		HON HAI Precision Industry Co., Ltd.	2,338,418
228		Taiwan Cement Corp.	274
802,994		Taiwan Semiconductor Manufacturing Co., Ltd.	1,576,747
			5,594,618

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom: 23.4%
94,719		Anglo American PLC	$5,499,268
909,829		ARM Holdings PLC	2,709,189
147,661		Capita Group PLC	2,139,661
379,971		Carphone Warehouse Group	2,714,546
179,500		Diageo PLC	3,666,494
592,618		Hays PLC	1,919,201
48,201		Imperial Tobacco Group PLC	2,112,922
235,353		Inmarsat PLC	1,940,403
255,126		International Power PLC	2,120,861
60,693		Reckitt Benckiser PLC	3,247,456
165,397		WPP Group PLC	2,370,241
			30,440,242
		United States: 4.2%
58,200		Monsanto Co.	3,750,990
40,900	L	Peabody Energy Corp.	1,728,434
			5,479,424
		Total Common Stock
		(Cost $114,211,357)	129,824,335

SHORT-TERM INVESTMENTS: 4.9%
		Mutual Funds: 2.3%
3,000,000	**	ING Institutional Prime Money Market Fund	3,000,000

		Total Mutual Funds
		(Cost $3,000,000)	3,000,000

Principal Amount			Value

	Repurchase Agreement: 0.2%
$268,000	Morgan Stanley Repurchase Agreement dated 07/31/07, 5.250%, due 08/01/07, $268,039 to be received upon repurchase (Collateralized by $280,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $274,710, due 12/30/24)		$268,000

	Total Repurchase Agreement
	(Cost $268,000)		268,000

3,142,000	Securities Lending Collateralcc: 2.4%
	The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		3,142,000

	Total Securities Lending Collateral
	(Cost $3,142,000)		3,142,000

	Total Short-Term Investments
	(Cost $6,410,000)		6,410,000

	Total Investments in Securities
	(Cost $120,621,357)*	104.6%	$136,234,335
	Other Assets and Liabilities - Net	(4.6)	(5,995,182)
	Net Assets	100.0%	$130,239,153

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $120,621,359.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,714,506
	Gross Unrealized Depreciation	(4,101,530)
	Net Unrealized Appreciation	$15,612,976

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.8%
Aerospace/Defense	2.0
Agriculture	1.6
Banks	8.9
Beverages	4.4
Building Materials	2.0
Chemicals	6.3
Coal	1.3
Commercial Services	3.1
Computers	3.2
Distribution/Wholesale	2.3
Electric	1.6
Electronics	7.9
Engineering & Construction	2.2
Healthcare - Products	1.1
Holding Companies - Diversified	1.8
Home Furnishings	1.3
Household Products/Wares	2.5
Insurance	3.2
Internet	3.5
Machinery - Diversified	3.5
Media	2.0
Metal Fabricate/Hardware	1.5
Mining	4.2
Miscellaneous Manufacturing	1.2
Oil & Gas	2.0
Pharmaceuticals	2.3
Real Estate	4.2
Retail	7.1
Semiconductors	6.0
Telecommunications	3.7
Short-Term Investments	4.9
Other Assets and Liabilities - Net	(4.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 69.7%
	Australia: 20.0%
1,131,000	Australand Property Group	$2,263,928
482,465	Centro Properties Group	3,233,194
2,384,100	Challenger Diversified Property Group	2,090,139
1,732,600	Charter Hall Group	4,137,144
1,078,200	DB Rreef Trust	1,651,663
1,585,500	GPT Group	6,022,114
261,500	Lend Lease Corp., Ltd.	4,118,993
1,727,300	Macquarie CountryWide Trust	2,878,483
1,898,100	Macquarie DDR Trust	1,918,326
1,560,000	Macquarie Goodman Group	7,961,093
1,333,100	Macquarie Office Trust	1,722,747
549,300	Mirvac Group	2,382,010
1,266,100	Stockland	8,242,840
3,752,800	Valad Property Group	5,845,986
1,525,200	Westfield Group	24,544,040
106,539	Westfield Group - New	1,681,583
		80,694,283
	Austria: 0.8%
180,900	Conwert Immobilien Invest AG	3,055,509
		3,055,509
	Brazil: 1.8%
177,800	BR Malls Participacoes SA	2,170,457
39,000	Iguatemi Empresa de Shopping Centers SA	641,751
282,500	Mrv Engenharia	4,635,082
		7,447,290
	Cayman Islands: 1.2%
2,699,100	Agile Property Holdings Ltd.	4,712,750
		4,712,750
	China: 2.9%
2,187,000	Country Garden Holdings Co., Ltd.	2,682,681
687,200	Guangzhou R&F Properties Co., Ltd.	2,496,358
3,305,000	Kwg Property Holding Ltd.	4,560,834
816,800	Shimao Property Holdings Ltd.	2,153,669
		11,893,542
	Finland: 2.3%
476,300	Citycon OYI	3,013,664
438,930	Sponda OYJ	6,176,769
		9,190,433
	Germany: 0.4%
56,380	DIC Asset AG	1,715,718
		1,715,718
	Hong Kong: 14.5%
1,017,100	Cheung Kong Holdings Ltd.	14,272,237
1,160,000	Hang Lung Group Ltd.	5,687,667
1,168,200	Hang Lung Properties Ltd.	4,297,037
1,180,300	Hongkong Land Holdings Ltd.	4,982,361
845,500	Kerry Properties Ltd.	6,092,845
398,200	Mandarin Oriental International Ltd.	860,300
708,800	Shangri-La Asia Ltd.	1,678,341
1,768,700	Shui On Land Ltd.	1,829,586
1,336,500	Sun Hung Kai Properties Ltd.	16,997,103
459,000	Wharf Holdings Ltd.	1,894,885
		58,592,362
	Isle of Man: 0.4%
23,000	Hirco PLC	188,731
598,900	Ishaan Real Estate PLC	1,277,258
		1,465,989
	Japan: 15.6%
975,400	Mitsubishi Estate Co., Ltd.	24,814,053
933,500	Mitsui Fudosan Co., Ltd.	24,373,298
1,120	NTT Urban Development Corp.	2,027,234
393,400	Sumitomo Realty & Development Co., Ltd.	11,688,872
		62,903,457
	Jersey: 0.8%
79,400	Meinl European Land Ltd.	1,844,754
90,700	Yatra Capital Ltd.	1,387,347
		3,232,101
	Norway: 1.1%
366,500	Norwegian Property ASA	4,357,521
		4,357,521
	Philippines: 0.4%
4,147,200	Ayala Land, Inc.	1,527,606
		1,527,606
	Singapore: 4.2%
1,165,300	Allgreen Properties Ltd.	1,362,197
1,813,100	Ascott Group Ltd.	2,162,360

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
1,384,200		CapitaLand Ltd.	$6,704,752
167,900		City Developments Ltd.	1,646,101
617,000		Keppel Land Ltd.	3,343,477
731,000		Wing Tai Holdings Ltd.	1,774,380
			16,993,267
		Sweden: 0.8%
285,700		Castellum AB	3,457,492
			3,457,492
		Thailand: 0.3%
1,429,000		Central Pattana PCL	1,427,302
			1,427,302
		United Kingdom: 1.1%
704,149		Dawnay Day Sirius Ltd.	847,780
993,900		Safestore Holdings Ltd.	3,593,334
			4,441,114
		United States: 1.1%
191,250		Brookfield Properties Co. (U.S. Denominated Security)	4,322,250
			4,322,250
		Total Common Stock
		(Cost $269,737,432)	281,429,986

REAL ESTATE INVESTMENT TRUSTS: 29.8%
		Canada: 2.8%
6,600	#	Calloway Real Estate Investment Trust	148,481
69,200		Calloway Real Estate Investment Trust	1,556,805
161,100		Cominar Real Estate Investment Trust	3,246,766
10,200		Dundee Real Estate Investment Trust	414,483
285,200		RioCan Real Estate Investment Trust	6,041,920
			11,408,455
		France: 5.2%
35,400		Klepierre	5,429,082
14,400		Societe de la Tour Eiffel	2,128,585
19,800		Societe Immobiliere de Location pour l’Industrie et le Commerce	3,193,327
43,920		Unibail	10,363,221
			21,114,215
		Hong Kong: 0.8%
1,484,500		Link Real Estate Investment Trust	3,080,361
			3,080,361
		Japan: 7.6%
432		Japan Hotel and Resort, Inc.	2,123,456
392		Japan Logistics Fund, Inc.	3,263,038
228		Japan Real Estate Investment Corp.	2,592,748
267		Japan Retail Fund Investment Corp.	2,157,053
537		Kenedix Realty Investment Corp.	3,870,564
265		New City Residence Investment Corp.	1,379,990
398		Nippon Accommodations Fund, Inc.	2,802,704
586		Nippon Building Fund, Inc.	7,753,285
158		Nomura Real Estate Residential Fund, Inc.	1,103,289
424		Tokyu REIT, Inc.	3,652,696
			30,698,823
		Netherlands: 2.3%
42,900		Corio NV	3,058,659
31,400		Vastned Retail NV	2,534,610
28,700		Wereldhave NV	3,645,936
			9,239,205
		Singapore: 2.5%
1,175,000		Ascendas Real Estate Investment Trust	2,077,875
1,780,300		CapitaCommercial Trust	3,090,622
884,200		CapitaMall Trust	2,169,462
3,191,800		Macquarie MEAG Prime REIT	2,611,397
			9,949,356
		United Kingdom: 8.6%
182,700		British Land Co. PLC	4,554,893
232,100		Derwent Valley Holdings PLC	7,762,883
292,300		Great Portland Estates PLC	3,821,245
298,100		Hammerson PLC	7,186,359
202,200		Land Securities Group PLC	6,885,448
398,200		Shaftesbury PLC	4,474,903
			34,685,731
		Total Real Estate Investment Trusts
		(Cost $127,144,755)	120,176,146

PURCHASED OPTIONS: 0.4%
		Brazil: 0.4%
67,800		Call Option OTC - Merrill Lynch
		Brascan Residential Properties SA
		Zero Strike Option - Exp 10/22/07	513,009
93,500	X	Call Option OTC - Merrill Lynch
		Rodobens Negocios Imobiliarios SA
		Zero Strike Option - Exp 01/30/08	1,131,949

		Total Purchased Options
		(Cost $1,366,650)	1,644,958

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2007 (Unaudited) (continued)

Shares				Value
WARRANTS: 0.7%
		India: 0.7%
203,400	X	Macquarie Bank Ltd.		2,815,056

		Total Warrants
		(Cost $2,505,321)		2,815,056

		Total Long-Term Investments
		(Cost $400,754,158)		406,066,146

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.3%
		U.S. Government Agency Obligations: 1.3%
$4,964,000		Federal Home Loan Bank, 4.890%, due 08/01/07		$4,963,325

		Total Short-Term Investments
		(Cost $4,963,325)		4,963,325

		Total Investments in Securities
		(Cost $405,717,483)*	101.9%	$411,029,471
		Other Assets and Liabilities — Net	(1.9)	(7,486,891)
		Net Assets	100.0%	$403,542,580

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $410,772,992.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 17,142,793
	Gross Unrealized Depreciation	(16,886,314)
	Net Unrealized Appreciation	$ 256,479

Percentage of
Industry	Net Assets
Apartments	1.1%
Diversified	14.7
Engineering & Construction	0.7
Holding Companies - Diversified	0.5
Home Builders	1.1
Hotels	0.5
Lodging	0.6
Office Property	7.7
Real Estate	67.0
Shopping Centers	5.0
Storage/Warehousing	0.9
Warehouse/Industr	0.8
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(1.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Australia: 7.4%
264,200		Aditya Birla Minerals Ltd.	$762,997
5,900		AED Oil Ltd.	39,258
96,733		Alesco Corp., Ltd.	1,165,507
36,700		Ansell Ltd.	367,402
520,700		Arc Energy Ltd.	674,126
98,100		Austal Ltd.	305,870
233,954		Australand Property Group	468,307
29,200		Australian Worldwide Exploration Ltd.	84,263
187,360		AWB Ltd.	570,018
8,534		Babcock & Brown Ltd.	202,067
817,837		Beach Petroleum Ltd.	924,686
21,800		Billabong International Ltd.	298,516
121,900		Boart Longyear Group	242,063
385,540		Bradken Ltd.	3,318,765
1,039,191		Centennial Coal Co., Ltd.	2,960,020
387,666		Challenger Financial Services Group Ltd.	1,815,458
286,199		Coates Hire Ltd.	1,307,092
8,989		Cochlear Ltd.	469,226
301,206		Corporate Express Australia Ltd.	1,761,326
76,386		Crane Group Ltd.	1,166,776
93,500		David Jones Ltd.	452,969
107,016		DB Rreef Trust	163,935
506,802		Diversified Utility & Energy Trusts	1,417,795
264,964		Downer EDI Ltd.	1,569,362
1,484,321		Galileo Shopping America Trust	1,454,392
51,286		GWA International Ltd.	191,396
16,000		Incitec Pivot Ltd.	1,026,136
316,823		Independence Group NL	1,607,996
43,400	**	ING Industrial Fund	91,327
1,636,374		Investa Property Group	4,054,011
148,681		Jubilee Mines NL	1,950,567
409,579		Just Group Ltd.	1,645,803
42,800		Kagara Zinc Ltd.	233,013
6,645,774		Macquarie DDR Trust	6,716,590
3,630,975		Macquarie Office Trust	4,692,259
802,406		MFS Ltd.	3,531,327
604,392		Minara Resources Ltd.	3,176,738
956,180		Mincor Resources NL	2,897,554
56,794		Monadelphous Group Ltd.	785,971
1,158,763		Mount Gibson Iron Ltd.	1,433,379
147,043		OneSteel Ltd.	832,046
212,291		Oxiana Ltd.	660,814
257,700		Pacific Brands Ltd.	783,999
636,169		Perilya Ltd.	2,520,350
388,216		PMP Ltd.	539,196
186,160		Ramsay Health Care Ltd.	1,687,481
812,604		Sally Malay Mining Ltd.	2,572,799
898,002		Seek Ltd.	6,380,039
376,830		Seven Network Ltd.	3,565,401
22,254		Southern Cross Broadcasting	324,400
64,868		Specialty Fashion Group Ltd.	88,540
50,993		Spotless Group Ltd.	194,574
230,400		STW Communications Group Ltd.	493,572
274,876		Sunland Group Ltd.	920,520
478,015		Tap Oil Ltd.	855,922
26,800		WorleyParsons Ltd.	767,120
42,045		Wotif.Com Holdings Ltd.	208,327
			81,391,363
		Austria: 0.8%
50,062		Austria Technologie & Systemtechnik AG	1,212,038
15,100		Austriamicrosystems AG	871,381
455,595		Austrian Airlines	5,539,211
10,721		Ca Immo International AA	184,900
27,038		Zumtobel AG	1,018,331
			8,825,861
		Belgium: 0.8%
17,129		Bekaert SA	2,450,871
47,755		Compagnie Maritime Belge SA	3,310,378
4,006		D’ieteren SA	1,610,912
10,400		Omega Pharma SA	891,937
1,000		Option NV	12,471
			8,276,569
		Bermuda: 0.4%
284,837		Catlin Group Ltd.	2,728,524
34,750		Frontline Ltd.	1,606,632
			4,335,156

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Brazil: 0.1%
26,500,000	Cia Paranaense de Energia	$435,499
15,250	Metalurgica Gerdau SA	510,142
		945,641
	British Virgin Islands: 0.0%
64,745	Empire Online Ltd.	53,917
		53,917
	Canada: 4.1%
39,200	Aeroplan Income Fund	769,449
40,800	AGF Management Ltd.	1,407,807
5,400	Atco Ltd.	293,588
4,300	Aur Resources Inc.	164,011
20,500	Axcan Pharma, Inc.	374,719
42,300	Baytex Energy Trust	818,799
36,500	Biovail Corp.	692,843
31,400	Blue Pearl Mining Ltd.	611,340
308,900	Breakwater Resources Ltd.	972,913
5,400	Canadian Western Bank	141,074
16,700	Canfor Pulp Income Fund	221,978
104,600	CGI Group, Inc. - Class A	1,073,650
7,900	Cinram International Income Fund	175,062
10,200	Corus Entertainment, Inc.	463,150
51,600	Dorel Industries, Inc.	1,702,587
33,600	Ensign Energy Services, Inc.	566,614
99,700	Frontera Copper Corp.	654,199
69,300	Gerdau AmeriSteel Corp.	914,646
10,700	Home Capital Group Inc.	356,065
920	Horizon North Logistics Inc.	3,165
58,400	Inmet Mining Corp.	5,091,113
11,400	Laurentian Bank of Canada	406,074
14,500	Major Drilling Group International	620,069
5,600	Manitoba Telecom Services, Inc.	241,732
26,600	Martinrea International, Inc.	398,451
182,900	Methanex Corp.	4,522,780
8,700	Metro Inc.	309,899
2,700	Mosaid Technologies, Inc.	61,578
209,600	Neo Material Technologies, Inc.	903,787
35,800	North West Company Fund	709,423
28,500	Northbridge Financial Corp.	881,341
9,300	Nova Chemicals Corp.	354,809
120,900	Oilexco Incorporated	1,454,019
41,000	Pacific Stratus Energy Ltd.	628,375
121,700	Parkland Income Fund	1,957,604
26,600	Petrolifera Petroleum Ltd.	449,567
13,500	Quebecor, Inc.	485,939
68,700	Rally Energy Corp.	419,876
56,000	Rothmans Inc.	1,099,738
26,000	Shawcor Ltd.	763,086
510,500	Sherritt International Corp.	7,790,532
97,800	Superior Plus Income Fund	1,370,557
53,000	Taseko Mines Ltd.	251,750
8,700	Tesco Corp.	290,816
3,600	Transat A.T. Inc. - Class B	104,646
12,900	TransForce Income Fund	166,026
46,000	Westjet Airlines Ltd.	668,354
		44,779,600
	China: 0.2%
912,000	CG Technologies Holdings Ltd.	396,972
1,299,748	China Special Steel Holdings Co., Ltd.	618,559
1,026,000	Chongqing Iron & Steel Co.	528,244
179,000	Weiqiao Textile Co.	379,955
		1,923,730
	Cyprus: 0.1%
141,800	Deep Sea Supply PLC	636,501
		636,501
	Denmark: 1.8%
19,525	Alm. Brand Skadesforsikring A/S	1,231,314
1,900	Amagerbanken A/S	124,114
14,800	D/S Norden	1,234,372
28,380	Dalhoff Larsen & Horneman A/S	593,697
87,400	Dampskibsselskabet Torm A/A	3,480,637
24,600	East Asiatic Co., Ltd. A/S	1,421,799
7,900	Flsmidth & Co. A/S	695,867
3,000	NKT Holding A/S	318,996
8,750	Sjaelso Gruppen	328,955
10,183	Solar Holdings A/S	1,410,805
77,160	Sydbank A/S	3,916,933
47,700	TK Development	1,168,171
14,675	Topdanmark A/S	2,485,281
11,050	TrygVesta AS	882,382
		19,293,323
	Finland: 1.1%
20,818	Cramo PLC	987,777

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Finland (continued)
13,400		Elisa OYJ	$378,799
12,200		Finnair OYJ	209,479
70,000		KCI Konecranes OYJ	2,833,164
18,800		Kemira GrowHow OYJ	304,368
139,737		Oriola-KD OYJ	618,489
79,908		Ramirent OYJ	2,215,368
66,836		Rautaruukki OYJ	4,379,094
13,540		Sponda OYJ	190,539
7,400		Wartsila OYJ	515,729
			12,632,806
		France: 5.8%
15,400		Air France-KLM	693,168
3,946		Bacou Dalloz	574,708
30,945		Beneteau SA	830,410
21,983		BioMerieux	1,997,746
1,490		Bonduelle S.C.A.	181,729
7,520		Bongrain SA	939,611
21,973		Business Objects SA	989,991
28,442		Capgemini SA	1,869,427
1,700		Ciments Francais SA	386,395
5,566		Club Mediterranee SA	399,948
1,109		CNP Assurances	145,384
5,800		Compagnie Generale de Geophysique SA	1,464,577
110,369		Derichebourg	1,031,297
6,550		Eramet SLN	1,977,576
253,647		Etablissements Maurel et Prom	4,811,725
1,734		Etam Developpement SA	132,921
6,800		Euler Hermes SA	1,001,232
2,262		Faiveley SA	154,748
157,493		Genesys	260,358
7,560		Groupe Steria SCA	440,772
37,874		Haulotte Group	1,540,250
153,278		IMS-Intl Metal Service	7,040,295
7,200		Ipsen	381,897
7,550		IPSOS	263,980
59,739	I	Kaufman & Broad SA	4,100,512
20,000		Neuf Cegetel	781,948
17,951		Nexans SA	3,147,328
178,267		Nexity	13,307,397
15,528		Pierre & Vacances	2,280,950
5,520		Publicis Groupe	236,052
34,969		Rallye SA	2,297,539
24,608		Rhodia SA - Reg	1,095,780
50,800		Scor SA	1,300,088
6,100		SEB SA	1,114,306
2,166		Sopra Group SA	192,663
2,567		Thales SA	146,855
21,070		Thomson	345,532
32,584		UbiSoft Entertainment	2,122,468
10,200		Valeo SA	522,953
2,875		Vallourec	743,684
			63,246,200
		Germany: 8.3%
20,027		Aareal Bank AG	934,862
19,192		Adidas AG	1,162,789
87,077		Air Berlin PLC	1,705,436
1,850		AMB Generali Holding AG	276,824
21,304		Arques Industries AG	1,101,393
5,000		Bauer AG	366,214
7,356		BayWa AG	440,429
9,389		Celesio AG	566,867
8,400		Demag Cranes AG	398,009
24,989		Deutsche Beteiligungs AG	908,151
17,977		Deutsche Euroshop AG	1,226,125
32,600		Deutsche Lufthansa AG	915,622
275,180		Deutz AG	3,582,845
6,643		Draegerwerk AG	553,170
35,650		Drillisch AG	319,286
25,025		Em.Tv Ag	162,590
299,449		EpCos. AG	6,021,795
20,653		Fresenius Medical Care AG & Co. KGaA	976,110
253,614		Gildemeister AG	5,613,643
33,994		Hannover Rueckversicheru - Reg	1,512,230
10,951		Hypo Real Estate Holding AG	670,696
57,401		IKB Deutsche Industriebank AG	1,383,827
9,375		Indus Holding AG	354,909
58,213		IVG Immobilien AG	2,125,290
3,259		Jungheinrich AG	127,008
122,993		Kloeckner & Co. AG	9,148,652
13,469		Koenig & Bauer AG	495,001
39,688		Kontron AG	844,505
2,750		Krones AG	652,280
13,959		Lanxess	749,450

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Germany (continued)
13,500	Leoni AG	$661,808
14,150	MPC Muenchmeyer Petersen Capital AG	1,347,052
230,124	MTU Aero Engines Holding AG	15,527,908
152,287	Norddeutsche Affinerie AG	6,589,479
11,650	Pfleiderer AG	313,399
6,550	Rheinmetall AG	582,156
45,264	Salzgitter AG	9,195,114
32,150	SGL Carbon AG	1,635,817
5,391	Sixt AG	281,149
12,600	Stada Arzneimittel AG	817,387
11,605	Suedzucker AG	221,189
85,465	TUI AG	2,405,289
25,771	Vossloh AG	3,076,205
35,391	Wincor Nixdorf AG	3,131,142
34,913	Wirecard AG	505,948
		91,587,050
	Greece: 1.1%
68,564	Aegek SA	69,760
221,294	Anek Lines SA	764,241
73,940	Halcor SA	480,771
30,990	Jumbo SA	1,031,739
43,950	Metka SA	932,461
70,040	Sidenor Steel Production & Manufacturing Co. SA	1,400,475
95,217	Tsakos Energy Navigation Ltd.	6,921,324
		11,600,771
	Guernsey: 0.0%
2,544	Mapeley Ltd.	147,916
		147,916
	Hong Kong: 2.0%
142,000	ASM Pacific Technology	1,301,249
70,000	Dah Sing Banking Group Ltd.	161,031
1,354,000	DVN Holdings Ltd.	356,838
1,040,000	EganaGoldpfeil Holdings Ltd.	372,084
324,000	Far East Consortium	155,797
97,000	Great Eagle Holding Co.	364,138
176,000	Hang Lung Group Ltd.	862,956
230,000	Huabao International Holdings Ltd.	216,521
180,000	Industrial and Commercial Bank of China Asia Ltd.	433,479
395,000	Jinhui Shipping & Transportation Ltd.	4,627,899
14,500	Kerry Properties Ltd.	104,490
560,000	Luk Fook Holdings International Ltd.	381,647
1,090,000	Ming An Holdings Co., Ltd.	474,580
1,472,000	Minmetals Resources Ltd.	885,535
249,000	Pacific Andes Holdings Ltd.	129,652
2,302,000	Pacific Basin Shipping Ltd.	3,363,758
620,000	Peace Mark Holdings Ltd.	964,539
8,480,000	Regal Hotels International Holdings Ltd.	696,829
2,104,000	Shougang Concord Century Holding	312,321
3,656,000	Sinolink Worldwide Holdings	1,018,311
440,000	Teem Foundation Group Ltd.	163,503
197,000	Television Broadcasts Ltd.	1,343,537
149,194	Vtech Holdings Ltd.	1,321,958
134,500	Wing Hang Bank Ltd.	1,686,500
710,000	Xinyi Glass Holding Co., Ltd.	723,805
		22,422,957
	India: 0.2%
15,670	Ashapura Minechem Ltd.	147,221
66,279	Chennai Petroleum Corp., Ltd.	465,825
171,053	Hindustan Petroleum Corp.	1,091,359
		1,704,405
	Ireland: 0.3%
2,100	FBD Holdings PLC	76,553
96,400	Glanbia PLC	520,967
41,600	Kerry Group PLC	1,108,126
49,200	Smurfit Kappa Group PLC	1,154,424
7,800	Smurfit Kappa PLC	183,018
55,700	United Drug PLC	294,349
		3,337,437
	Israel: 0.2%
32,624	Mizrahi Tefahot Bank Ltd.	226,456
18,543	Partner Communications	304,779
129,000	Partner Communications ADR	2,118,180
		2,649,415
	Italy: 2.7%
65,300	ACEA S.p.A.	1,199,020
81,500	Aedes S.p.A	552,892
121,369	Autostrada Torino-Milano S.p.A.	2,846,500
69,262	Azimut Holding S.p.A.	1,143,944
215,194	Banca Popolare di Milano Scrl	3,086,320
57,229	Banco di Desio e della Brianza S.p.A.	624,845
32,684	Benetton Group S.p.A.	541,269
36,009	Biesse S.p.A.	1,070,913
91,700	Brembo S.p.A.	1,323,608

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Italy (continued)
12,900	Buzzi Unicem S.p.A.	$396,032
22,900	Cementir S.p.A.	309,058
324,649	Cofide S.p.A.	569,817
194,213	Cremonini S.p.A.	631,995
8,160	ERG S.p.A.	193,444
22,600	Fondiaria-Sai S.p.A.	1,078,736
74,800	Gruppo Coin S.p.A.	670,315
199,521	Indesit Co. S.p.A.	4,379,437
220,714	It Holding S.p.A	615,483
81,503	KME Group	239,744
32,863	Marazzi Group S.p.A.	491,523
121,529	Navigazione Montanari S.p.A.	666,712
148,165	Parmalat S.p.A	526,417
48,129	Permasteelisa S.p.A.	1,499,366
211,200	Piaggio & C S.p.A.	964,347
35,248	Premafin Finanziaria S.p.A.	110,848
30,163	Prima Industrie S.p.A.	1,563,834
19,545	Societa Iniziative Autostradali e Servizi S.p.A.	294,887
9,900	Trevi Finanziaria S.p.A.	185,218
490,900	Unipol S.p.A.	1,558,084
		29,334,608
	Japan: 18.5%
267,000	77 Bank Ltd.	1,764,583
14,000	Air Water, Inc.	166,442
36,900	Aisan Industry Co., Ltd.	428,439
182,700	Alpine Electronics, Inc.	2,851,782
179,100	AOC Holdings, Inc.	2,950,804
206	Ardepro Co., Ltd.	57,212
13,000	Asahi Pretec Corp.	408,351
132,000	Asahi Soft Drinks Co., Ltd.	1,953,912
356,000	Atsugi Co., Ltd.	536,617
12,000	Awa Bank Ltd.	57,596
24	Axell Corp.	62,255
73,000	Bank of Nagoya Ltd.	457,019
12,400	BML, Inc.	198,308
601	Bosch Corp.	3,140
147,500	Capcom Co., Ltd.	2,962,279
106,100	Century Leasing System, Inc.	1,399,860
1,008,000	Chori Co., Ltd.	1,541,377
17,300	Coca-Cola West Holdings Co., Ltd.	360,913
48,000	COMSYS Holdings Corp.	532,113
259,000	Cosmo Oil Co., Ltd.	1,470,690
6,000	Cosmos Initia Co., Ltd.	32,237
65,000	Daihen Corp.	365,280
57,000	Daiichi Jitsugyo Co., Ltd.	300,853
16,100	Daiichikosho Co., Ltd.	174,418
19,000	Daimei Telecom Engineering Corp.	207,704
80	Daiseki Co., Ltd.	1,886
34,000	Daishi Bank Ltd.	144,763
44,000	Daito Bank Ltd.	59,848
257,000	Daiwa Industries Ltd.	1,875,871
189,800	Diamond Lease Co., Ltd.	8,434,091
41,000	Dowa Holdings Co., Ltd.	489,509
52,000	Eagle Industry Co., Ltd.	776,461
61,900	Eizo Nanao Corp.	1,994,687
4	e-machitown Co., Ltd.	13,573
12,000	Excel Co., Ltd.	195,680
19,700	Fancl Corp.	284,178
13,800	FCC Co., Ltd.	242,342
26,000	Foster Electric Co., Ltd.	387,351
374,000	Fuji Kosan Co., Ltd.	604,304
104,200	Fuji Machine Manufacturing Co., Ltd.	2,390,185
24,300	Fujitsu Frontech Ltd.	218,662
195,000	Fujitsu General Ltd.	654,894
314,000	Furukawa-Sky Aluminum Corp.	1,312,758
13,600	Futaba Industrial Co., Ltd.	339,182
25,700	Glory Ltd.	687,074
17,520	Gulliver International Co.	1,006,508
4,660	Hakuhodo DY Holdings, Inc.	300,870
295,000	Hanwa Co., Ltd.	1,478,461
6,300	Happinet Corp.	85,194
31,500	Haseko Corp.	83,618
6,000	Hirano Tecseed Co., Ltd.	100,781
264,000	Hitachi Cable Ltd.	1,627,404
99,000	Hitachi Metals Ltd.	1,197,917
15,400	Hitachi Software Engineering Co., Ltd.	353,307
36,400	Hitachi Transport System Ltd.	407,574
210	Hoosiers Corp.	111,627
63,100	Hosiden Corp.	983,334
86,000	Hosokawa Micron Corp.	807,466
52,600	Hudson Soft Co., Ltd.	732,425
38,000	Hyakugo Bank Ltd.	245,830
71,000	Hyakujushi Bank Ltd.	360,190

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Japan (continued)
120,400	IBJ Leasing Co., Ltd.	$2,575,007
65,400	Inabata & Co., Ltd.	420,357
4,800	Information Services International-Dentsu Ltd.	46,181
59,000	Intec Holdings Ltd.	900,026
88,100	Itochu Enex Co., Ltd.	696,042
172,000	Iwatani International Corp.	504,018
37,700	Izumi Co., Ltd.	600,822
21,000	Izumiya Co., Ltd.	146,090
27,900	Japan Airport Terminal Co., Ltd.	487,313
300,000	Japan Radio Co., Ltd.	1,122,276
860,000	JFE Shoji Holdings, Inc.	6,424,437
69,000	Jidosha Buhin Kogyo Co., Ltd.	357,642
19,000	Joint Corp.	518,130
38,000	Joshin Denki Co., Ltd.	256,492
91,000	Juki Corp.	787,863
16,000	Juroku Bank Ltd.	96,095
34,000	Kaken Pharmaceutical Co., Ltd.	262,846
25,000	Kanamoto Co., Ltd.	250,910
2,102,000	Kanematsu Corp.	3,738,844
59,900	Kanto Auto Works Ltd.	858,239
55,133	Kanto Tsukuba Bank Ltd.	425,843
209,000	Kawai Musical Instruments Manufacturing Co., Ltd.	419,035
308	Kenedix, Inc.	515,312
6,600	Kintetsu World Express, Inc.	262,158
67,900	Kobayashi Pharmaceutical Co., Ltd.	2,350,109
100,200	Kojima Co., Ltd.	955,283
24,800	K’S Holdings Corp.	670,211
38,300	Kuroda Electric Co., Ltd.	552,932
33,900	Kyoden Co., Ltd.	114,722
36,000	Kyodo Printing Co., Ltd.	125,720
13,900	Kyoei Steel Ltd.	388,069
324	Kyoei Tanker Co., Ltd.	1,431
63,000	Kyorin Co., Ltd.	870,061
37,000	Kyowa Exeo Corp.	422,422
68,600	Lintec Corp.	1,350,981
329,000	Lion Corp.	1,808,783
44,000	Maeda Road Construction Co., Ltd.	397,484
5,900	Mandom Corp.	144,479
55,000	Marudai Food Co., Ltd.	184,504
11,000	Maruei Department Store Co., Ltd.	32,540
17,200	Megane TOP Co., Ltd.	257,494
370,000	Meiji Dairies Corp.	2,184,272
13,200	Miraca Holdings, Inc.	243,157
753,000	Mitsubishi Paper Mills Ltd.	1,544,700
64,000	Mitsubishi Steel Manufacturing Co., Ltd.	320,007
26,000	Mitsui High-Tec, Inc.	339,761
70,000	Mitsui Home Co., Ltd.	442,907
152,000	Mitsui Mining & Smelting Co., Ltd.	730,142
17,900	Mitsumi Electric Co., Ltd.	697,671
326,600	Mori Seiki Co., Ltd.	10,652,862
275,000	Morinaga Milk Industry Co., Ltd.	1,092,428
15,100	Moshi Moshi Hotline, Inc.	638,553
12,900	Musashi Seimitsu Industry Co., Ltd.	335,106
4,000	Nadex Co., Ltd.	29,337
28,700	NEC Fielding Ltd.	381,572
11,400	NEC Leasing Ltd.	211,261
23,300	NEC Networks & System Integration Corp.	224,365
93,000	NHK Spring Co., Ltd.	837,883
106,000	Nichias Corp.	1,064,024
240,000	Nichirei Corp.	1,150,699
42,000	Nifco, Inc.	987,109
3,500	Nihon Dempa Kogyo Co., Ltd.	198,684
11,000	Nippei Toyama Corp.	111,360
47,000	Nippo Corp.	398,436
31,000	Nippon Chemi-Con Corp.	327,731
141,000	Nippon Light Metal Co., Ltd.	363,589
13,000	Nippon Pillar Packing Co., Ltd.	147,944
137,000	Nippon Steel Trading Co., Ltd.	452,291
142,200	Nippon Suisan Kaisha Ltd.	799,769
91,000	Nippon Synthetic Chemical Industry Co., Ltd.	456,170
9,000	Nippon Yusoki Co., Ltd.	51,433
36,000	Nipro Corp.	756,646
114,000	Nishi-Nippon City Bank Ltd.	381,775
3,800	Nishio Rent All Co., Ltd.	74,924
107,000	Nissan Shatai Co., Ltd.	664,152
65,000	Nisshin Oillio Group Ltd.	351,635
181,400	Nissin Kogyo Co., Ltd.	5,339,294
62,000	Nittetsu Mining Co., Ltd.	531,280
107,000	Nitto Boseki Co., Ltd.	389,204
33,300	NSD CO., Ltd.	541,704
71,000	NTN Corp.	585,796
36,000	Ogaki Kyoritsu Bank Ltd.	179,838
33,760	Oiles Corp.	767,621

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Japan (continued)
51,000	Oita Bank Ltd.	$316,371
5,170	Okinawa Electric Power Co., Inc.	292,380
5,590	Optex Co., Ltd.	127,813
4,000	Osaka Steel Co., Ltd.	73,102
1,626	Pacific Management Corp.	2,466,377
430,000	Pacific Metals Co., Ltd.	7,444,764
30,100	Parco Co., Ltd.	381,431
16,400	Pigeon Corp.	265,523
35,980	Resorttrust, Inc.	859,320
50,900	Ricoh Leasing Co., Ltd.	1,095,099
32,100	Saizeriya Co., Ltd.	502,426
15,000	San-Ai Oil Co., Ltd.	89,750
47,000	Sanden Corp.	219,086
6,100	Sanei-International Co., Ltd.	151,692
23,000	San-In Godo Bank Ltd.	201,971
75,000	Sankyu, Inc.	373,117
127,500	Santen Pharmaceutical Co., Ltd.	3,008,275
94,000	Sanyo Shokai Ltd.	797,415
188,000	Sanyo Special Steel Co., Ltd.	1,470,961
7,500	Satori Electric Co., Ltd.	98,229
151,000	Seiko Holdings Corp.	1,350,308
53,000	Seino Holdings Co., Ltd.	513,725
64,500	Shin-Etsu Polymer Co., Ltd.	790,647
24,700	Shinki Co., Ltd.	47,491
125,000	Shinko Plantech Co., Ltd.	1,590,121
222,000	Shinsho Corp.	779,555
660,000	Shinwa Kaiun Kaisha Ltd.	5,940,570
80,000	Shizuoka Gas Co., Ltd.	405,561
196,800	Sojitz Corp.	982,663
611,000	Sumikin Bussan Corp.	2,600,912
109,000	Sumitomo Light Metal Industries Ltd.	245,651
9,340	Sumitomo Real Estate Sales	692,387
32,100	Sumitomo Rubber Industries, Inc.	383,369
559	Suncity Co., Ltd.	326,190
33,200	Tachi-S Co., Ltd.	299,574
32,000	Tadano Ltd.	459,548
96,000	Taihei Kogyo Co., Ltd.	639,997
4,000	Taiyo Yuden Co., Ltd.	86,312
48,000	Takisawa Machine Tool Co., Ltd.	120,350
17,500	Tamron Co., Ltd.	531,668
98,000	Tamura Corp.	519,510
42,000	Tatsuta Electric Wire and Cable Co., Ltd.	119,544
87,000	TBK Co., Ltd.	324,364
36,000	TCM Corp.	129,878
534	Telepark Corp.	747,017
122	Tempstaff Co., Ltd.	163,552
43,500	TIS, Inc.	984,389
96,000	Toa Corp.	135,580
35,800	Toho Pharmaceutical Co., Ltd.	590,364
68,000	Toho Zinc Co., Ltd.	648,089
88,000	Tohto Suisan Co., Ltd.	218,349
26,400	Tokai Rika Co., Ltd.	701,995
257,800	Tokyo Leasing Co., Ltd.	3,165,313
168,000	Tokyo Tekko Co., Ltd.	902,696
2,700	Tokyu Community Corp.	79,021
248,000	Tonichi Carlife Group, Inc.	374,180
52,000	Topy Industries Ltd.	188,793
169,000	Tosoh Corp.	1,002,853
80,000	Toyo Kohan Co., Ltd.	423,270
104,000	Toyo Suisan Kaisha Ltd.	1,718,250
55,000	Toyo Tire & Rubber Co., Ltd.	262,202
6,300	Toyoda Gosei Co., Ltd.	199,996
53,700	Toyota Auto Body Co., Ltd.	890,200
18,000	Toyota Boshoku Corp.	466,445
197,000	Tsubakimoto Chain Co.	1,427,691
67,700	Tsumura & Co.	1,165,611
11,700	Tsuruha Holdings, Inc.	471,015
80,000	Ube Industries Ltd.	240,368
52,000	Uchida Yoko Co., Ltd.	260,482
4,600	UEX Ltd.	132,694
6,000	Ulvac, Inc.	243,868
66,000	UNY Co., Ltd.	697,183
13,400	Urban Corp.	212,251
25,900	Waseda Academy Co., Ltd.	361,176
57	Wowow, Inc.	134,072
5,600	Y A C Co., Ltd.	87,151
11,000	Yamanashi Chuo Bank Ltd.	68,248
290,500	Yamato Kogyo Co., Ltd.	13,800,417
51,000	Yamazaki Baking Co., Ltd.	407,545
297,400	Yamazen Corp.	2,100,483
57,000	Yaskawa Electric Corp.	690,650
61,000	Yokohama Rubber Co., Ltd.	436,071
25,500	Yonekyu Corp.	257,220

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,124,000		Yuasa Trading Co., Ltd.	$2,029,539
			202,713,570

		Liechtenstein: 0.1%
9,500		Liechtenstein Landesbank	1,001,527
2,110		Verwalt & Privat-Bank AG	562,702
			1,564,229
		Malaysia: 0.1%
174,000		Bursa Malaysia Bhd	569,098
1,279,000		Silverlake Axis Ltd.	749,182
			1,318,280
		Mexico: 0.1%
22,025	I	Dermet De Mexico SA	10,429
90,100		Gruma SA de CV	331,479
34,900		Grupo Mexico SA de CV	243,479
54,168		Industrias CH SA - Series B	238,747
111,800		Mexichem SA de CV	378,735
			1,202,869
		Netherlands: 3.6%
191,140		Aalberts Industries NV	5,301,195
50,400		Asm International NV	1,419,009
74,104		Beter BED Holdings NV	2,570,555
46,436		Binck NV	841,452
87,369		Draka Holding	4,759,576
10,500		Eriks Group NV	937,639
10,600		Fugro NV	705,381
22,000		Grontmij	1,205,896
5,688		Heijmans NV	323,052
20,500		Hunter Douglas NV	2,021,667
11,000		Imtech NV	978,169
35,600		Koninklijke BAM Groep NV	1,030,207
65,600		Koninklijke Wessanen NV	1,083,120
13,903		Macintosh Retail Group NV	566,346
142,021		OCE NV	3,286,573
29,440		OPG Groep NV	941,301
6,200		SBM Offshore NV	254,889
22,600		Sligro Food Group NV	1,070,927
4,750		Smit Internationale NV	387,001
10,200		Ten Cate NV	421,125
30,400		TKH Group NV	759,870
5,535		TomTom	357,506
196,364		Trader Classified Media NV	45,267
136,531		USG People NV	5,344,396
34,400		Vedior NV	890,890
48,000		Wavin NV	1,173,467
13,500		Wegener NV	334,125
			39,010,601
		New Zealand: 0.2%
1,100,946		Air New Zealand Ltd.	2,226,309
107,047		The Warehouse Group Ltd.	495,347
			2,721,656
		Norway: 2.3%
91,000		ABG Sundal Collier ASA	228,011
953,200		Acta Holding ASA	4,301,953
190,200		Cermaq ASA	3,502,270
29,500		Electromagnetic Geoservices	584,459
149,400		Ementor ASA	1,272,271
85,300		Leroy Seafood Group ASA	2,011,811
4,300		Renewable Energy Corp. AS	169,109
459,172		Tandberg ASA	10,400,436
88,540		TGS Nopec Geophysical Co. ASA	1,728,049
161,800		Veidekke ASA	1,606,853
			25,805,222
		Papua New Guinea: 0.0%
129,308		Oil Search Ltd.	421,517
			421,517
		Portugal: 0.5%
68,830		Jeronimo Martins	410,043
593,070		Portucel Empresa Produtora de Pasta e Papel SA	2,469,936
104,847		Semapa-Sociedade de Investimento e Gestao	1,834,934
250,519		Teixeira Duarte - Engenharia Construcoes SA	1,219,538
			5,934,451
		Russia: 0.2%
2,700	I	Chelyabinsk Zink Plant GDR	40,446
21,100		Vimpel-Communications OAO ADR	2,234,490
			2,274,936
		Singapore: 2.6%
744,000		Allgreen Properties Ltd.	869,711
1,266,000		Armstrong Industrial Corp.	353,490
238,000		Ascott Group Ltd.	283,846
739,000		Aztech Systems Ltd.	316,695
1,447,000		Ho Bee Investment Ltd.	1,844,624
542,000		Hong Leong Asia Ltd.	1,368,838
19,000		Jaya Holdings Ltd.	24,173

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
4,008,000		LC Development Ltd.	$1,244,151
2,918,000		Meiban Group Ltd.	1,082,731
196,000		MFS Technology Ltd.	91,172
663,300		MobileOne Ltd.	928,064
656,000		Neptune Orient Lines Ltd.	2,383,116
220,000		Parkway Holdings Ltd.	555,247
352,000		Rotary Engineering Ltd.	290,564
99,000		Singapore Land Ltd.	676,169
2,951,000		Singapore Petroleum Co., Ltd.	12,544,998
71,000		Singapore Press Holdings Ltd.	208,852
260,000		Tat Hong Holdings Ltd.	398,516
3,606,000		United Test and Assembly Center Ltd.	2,748,720
30,000		Venture Corp., Ltd.	298,297
			28,511,974
		South Korea: 8.0%
8,975		Amorepacific Corp.	1,789,118
66,280		Asiana Airlines	725,603
14,627		Core Logic, Inc.	274,328
4,810		Daelim Industrial Co.	820,277
5,750		Daewoong Pharmaceutical Co., Ltd.	452,332
245,480		Daishin Securities Co., Ltd.	9,820,617
3,400		DC Chemical Co., Ltd.	481,109
48,730		Dongbu Insurance Co., Ltd.	2,037,264
143,450		Dongyang Mechatronics Corp.	1,465,221
20,970		Doosan Infracore Co., Ltd.	831,680
50,680		From30 Co., Ltd.	565,353
14,600		GS Holdings Corp.	802,646
441,636		Halim Co., Ltd.	1,479,995
127,874		Hanjin Shipping	8,082,129
17,450		Hanshin Construction	612,203
6,820		Hansol LCD, Inc.	364,293
376,100		HANWHA CHEM Corp.	9,180,866
23,199		Honam Petrochemical Corp.	3,170,789
35,970		Hyosung Corp.	2,265,573
17,400		Hyundai DSF Co., Ltd.	243,556
38,640		Hyundai Marine & Fire Insurance Co., Ltd.	737,331
1,220		Hyundai Mipo Dockyard Co., Ltd.	384,605
82,900		Jinheung Mutual Savings Bank	764,409
8,833		KCC Engineering & Construction	747,841
15,780		Keangnam Enterprises Ltd.	772,885
63,950		Kolon Engineering & Construction Co., Ltd.	1,222,346
12,927		Korea Zinc Co., Ltd.	2,846,617
49,320		Korean Air Lines Co., Ltd.	3,950,035
26,960		Korean Petrochemical Industrial Co.	2,195,511
160,300		KP Chemical Corp.	2,033,707
21,856		Kyeryong Construction Industrial Co., Ltd.	1,432,939
50,060		LG Chem Ltd.	4,999,546
115,390		LG Petrochemical Co., Ltd.	5,457,738
56,940		LIG Non-Life Insurance Co., Ltd.	1,495,513
43,900		LS Cable Ltd.	3,970,488
14,580		Meritz Fire & Marine Insurance Co., Ltd.	157,962
17,842		Mirae Asset Securities Co., Ltd.	1,707,962
575		Nong Shim Co., Ltd.	156,376
44,384		People & Telecommunication, Inc.	638,599
28,830		SeAH Steel Corp.	2,106,115
27,226		SFA Engineering Corp.	1,426,549
48,500	I	Solomon Mutual Savings Bank	1,085,614
11,960		STX Shipbuilding Co., Ltd.	660,039
16,830		Sungjee Construction Co., Ltd.	348,754
36,144		Taesan LCD Co., Ltd.	448,185
			87,212,618
		Spain: 1.1%
2,000		Adolfo Dominguez	111,766
33,437		Campofrio Alimentacion SA	648,554
162,462		Corp. Mapfre SA	752,011
2,000		Fomento de Construcciones y Contratas SA	180,020
12,468		Gestevision Telecinco SA	338,986
73,921		Grifols SA	1,543,393
28,400		Indra Sistemas SA	737,619
5,406		Pescanova SA	287,310
52,000		Red Electrica de Espana	2,346,643
54,325		Union Fenosa SA	2,970,234
224,342		Uralita SA	2,025,433
8,305		Viscofan SA	200,612
			12,142,581
		Sweden: 2.8%
16,350		Axfood AB	565,665
23,800		Billerud Aktiebolag	362,056
9,200		Cardo AB	402,364
36,000		Castellum AB	435,666
409,642		Fabege AB	4,342,804
15,300		Getinge AB	337,166
262,800		JM AB	7,898,003

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	Sweden (continued)
137,100	KappAhl Holding AB	$1,502,222
56,800	Klovern AB	224,153
231,000	Kungsleden AB	2,947,510
125,400	NCC AB	3,192,802
140,900	Peab AB	4,288,223
49,200	SAS AB	1,158,696
86,900	Trelleborg AB	2,199,114
37,500	Wihlborgs Fastigheter AB	631,635
		30,488,079
	Switzerland: 2.7%
25,705	Actelion Ltd. - Reg	1,370,124
31,500	Addax Petroleum Corp.	1,217,717
48,043	Adecco SA	3,341,316
4,306	AFG Arbonia-Forster Holding	2,196,880
9,200	Baloise Holding AG	861,542
5,060	Bellevue Group AG	385,186
2,911	Bucher Industries AG	455,138
1,269	Burckhardt Compression Holding AG	296,706
250	Galenica AG	86,984
9,770	Geberit AG - Reg	1,592,821
5,085	Georg Fischer AG	4,155,225
3,725	Helvetia Holding AG	1,422,999
7,600	Holcim Ltd.	805,109
146,371	Kudelski SA	4,951,566
473	Kuoni Reisen Holding	279,815
14,949	Micronas Semiconductor Hold	229,823
7,585	Partners Group	982,903
12,650	Petroplus Holdings AG	1,202,931
9,355	PSP Swiss Property AG	495,139
4,727	SEZ Holding AG	152,511
293	St Galler Kantonalbank	136,470
2,900	Swiss Life Holding	714,639
3,370	Swiss Prime Site AG	181,996
5,720	Swissquote Group Holding - Reg	302,937
25,300	Temenos Group AG - Reg	624,185
960	Valora Holding AG	231,808
13,600	Vontobel Holding AG	749,873
124	Zehnder Group AG	307,826
		29,732,169
	Taiwan: 1.5%
144,000	Altek Corp.	327,306
19,561	AV TECH Corp.	142,516
56,000	Cipherlab Co., Ltd.	215,063
223,022	Coretronic Corp.	394,080
700	Everlight Electronics Co., Ltd.	3,201
66,000	Feng Hsin Iron & Steel Co.	84,228
336,000	Gamania Digital Entertainment Co., Ltd.	438,951
1,590,000	Grand Pacific Petrochemical Corp.	633,694
3,296,000	HannStar Display Corp.	943,988
2,840,000	Macronix International	1,825,252
2,765,158	Micro-Star International Co., Ltd.	2,558,473
1,710	POU Chen Corp.	1,919
397,000	Powertech Technology, Inc.	1,853,278
365,000	Sanyang Industrial Co., Ltd.	291,471
168,000	Taiwan Mask Corp.	99,800
523,000	Taiwan Polypropylene Co., Ltd.	458,650
139,150	Taiwan Surface Mounting Technology Co., Ltd.	348,965
395,000	ThaiLin Semiconductor Corp.	312,512
408,000	TSRC Corp.	555,957
447,000	Tung Ho Steel Enterprise Corp.	564,462
740,000	U-Ming Marine Transport Corp.	1,951,351
224	Unimicron Technology Corp.	323
1,243,000	Universal Scientific Industrial Co., Ltd.	994,849
642,349	Vanguard International Semiconductor Corp.	548,215
327,000	Walsin Lihwa Corp.	178,148
171,229	Wistron Corp.	347,087
		16,073,739
	Thailand: 0.3%
3,859,400	Shin Satellite Public Co., Ltd.	1,325,671
164,300	Thai Airways International	232,541
787,100	Thoresen Thai Agencies Pcl	1,250,544
		2,808,756
	Turkey: 0.9%
51,189	Akcansa Cimento AS	381,462
372,698	Aksa Akrilik Kimya Sanayii	1,087,435
188,911	Anadolu Sigorta	333,944
1	Bolu Cimento Sanayii	2
276,305	Bossa Ticaret Sanayi Isletme	394,999
609,854	Dogan Sriketler Grubu Holdings	1,307,253
87,532	Ford Otomotiv Sanayi AS	856,884
28,916	Goodyear Lastikleri TAS	389,808
746,616	Ihlas Holding	407,020
83,901	Mardin Cimento Sanayii	513,191

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Turkey (continued)
1		Petrol Ofisi	$3
64,932		Trakya Cam Sanyii AS	241,823
244,931		Turk Hava Yollari	1,817,366
38,838		Turk Traktor ve Ziraat Makineleri AS	490,951
540,347		Vestel Elektronik Sanayi	1,346,235
			9,568,376
		United Kingdom: 14.9%
80,300		Aberdeen Asset Management PLC	307,242
16,550		Aga Foodservice Group PLC	145,372
474,060		Aggreko PLC	5,208,049
71,377		Antofagasta PLC	1,039,872
912,515		Ashtead Group PLC	2,640,700
221,585		Babcock International Group	2,309,051
96,600		Balfour Beatty PLC	835,519
1,191,743		Beazley Group PLC	3,948,580
95,500		Bluebay Asset Management	743,031
84,600		Bodycote International	461,981
69,359		BPP Holdings PLC	774,819
635,061		Brit Insurance Holdings PLC	4,356,438
160,300		British Energy Group PLC	1,607,176
275,091		Britvic PLC	1,771,929
364,455		Burren Energy PLC	5,911,305
405,617		Charter PLC	9,414,683
526,952		Chaucer Holdings PLC	1,121,140
7,366		Chemring Group PLC	284,781
150,857		Collins Stewart Tullett PLC	641,552
148,300		Computacenter PLC	621,494
21,962		Cranswick PLC	394,197
396,911		CSR PLC	5,760,634
169,449		Dairy Crest Group PLC	2,524,535
445,643		Dana Petroleum PLC	9,582,787
79,400		Davis Service Group PLC	938,339
129,577		De La Rue PLC	1,947,159
463,000		Dimension Data Holdings PLC	523,145
289,900		DS Smith PLC	1,422,262
96,000		Elementis PLC	202,787
275,917		Enodis PLC	1,059,905
9,800		Expro International Group	189,334
502,624		Fiberweb PLC	1,337,363
65,700		Firstgroup PLC	839,248
185,800		Galiform PLC	487,969
272,538		Galliford Try PLC	828,130
512,222		Game Group PLC	2,017,164
224,900		GKN PLC	1,746,524
15,900		Go-Ahead Group PLC	886,669
11,600		Greene King PLC	234,649
3,223		Greggs PLC	317,142
229,675		Halfords Group PLC	1,809,527
140,700		Henderson Group PLC	442,279
619,500		Hiscox Ltd.	3,354,390
5,026		Homeserve PLC	176,629
100,900		Hunting PLC	1,515,064
51,706		IG Group Holdings PLC	341,949
109,500		IMI PLC	1,312,203
70,679		Inchcape PLC	654,970
40,098		Intermediate Capital Group PLC	1,126,044
165,200		Invensys PLC	1,249,276
152,585		ITE Group PLC	526,581
48,227		JKX Oil & Gas PLC	342,902
360,352		John Wood Group PLC	2,343,312
108,026		Johnston Press PLC	830,378
168,107		Keller Group PLC	3,326,232
30,200		Kier Group PLC	1,208,828
619,700		Kingston Communications PLC	947,932
63,698		Lavendon Group PLC	826,044
397,400		LogicaCMG PLC	1,238,087
2,600		Lonmin PLC	182,225
89,500		Luminar PLC	1,345,663
148,148		Mcbride PLC	583,757
1,537,531		Michael Page International PLC	16,863,872
33,900		Mitchells & Butlers PLC	529,872
130,066		N Brown Group PLC	847,503
56,010	I	NETeller PLC	77,300
357,619		Northern Foods PLC	785,750
1,178,084		Northgate Information Solutions PLC	1,870,956
28,216		Northgate PLC	618,877
98,100		Northumbrian Water Group PLC	600,032
122,823		Paragon Group of Cos., LLC	1,089,376
1,307,068		Pendragon PLC	1,932,740
58,400		Pennon Group PLC	719,155
403,044		Petrofac Ltd.	3,524,213
2,890,545		Pipex Communications PLC	693,328
542,352		RAB Capital PLC	1,192,631

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
77,250	Rightmove PLC	$900,191
37,800	Robert Walters PLC	273,707
41,538	Rotork PLC	872,656
351,969	Savills PLC	3,672,338
179,737	SCI Entertainment Group PLC	1,464,596
19,400	Severfield-Rowen PLC	894,328
347,781	Smiths News PLC	950,207
101,200	Southern Cross Healthcare Ltd.	1,096,154
99,590	Spectris PLC	1,737,875
110,020	Spice PLC	1,330,745
369,200	Spirent Communications PLC	508,570
1,520,091	Sportingbet PLC	1,563,797
36,000	St Ives Group PLC	172,929
84,400	St. James’s Place PLC	752,131
85,316	Sthree PLC	723,809
10,750	Stolt-Nielsen SA	368,824
253,997	Taylor Nelson Sofres PLC	1,144,396
110,030	Telent PLC	1,160,998
140,700	Topps Tiles PLC	613,308
19,100	Travis Perkins PLC	726,559
22,632	Trinity Mirror PLC	231,246
120,793	TT electronics PLC	439,415
34,963	Ultra Electronics Holdings	779,065
28,800	Vedanta Resources PLC	1,030,114
69,927	Vislink PLC	117,835
7,600	Vitec Group PLC	93,777
164,386	VT Group PLC	2,000,421
32,100	Weir Group PLC	480,687
59,631	Wetherspoon (J.D.) PLC	706,011
182,400	WH Smith PLC	1,462,063
1,994,943	Woolworths Group PLC	1,024,202
		163,707,487
	Total Common Stock
	(Cost $899,641,151)	1,072,338,336
REAL ESTATE INVESTMENT TRUSTS: 0.3%
	Belgium: 0.1%
2,321	Befimmo S.C.A.	230,541
2,338	Cofinimmo	418,379
		648,920
	Guernsey: 0.1%
17,741	Eurocastle Investment Ltd.	738,064
		738,064
	Hong Kong: 0.0%
790,000	Champion Real Estate Investment Trust	450,637
		450,637
	Netherlands: 0.1%
7,203	Nieuwe Steen Investments Funds NV	196,747
25,786	Vastned Offices	858,747
		1,055,494
	Singapore: 0.0%
401,000	Suntec Real Estate Investment Trust	497,309
		497,309
	Total Real Estate Investment Trusts
	(Cost $3,855,206)	3,390,424
MUTUAL FUNDS: 0.1%
	United Kingdom: 0.1%
89,977	SVG Capital PLC	1,544,949

	Total Mutual Funds
	(Cost $1,625,706)	1,544,949
PREFERRED STOCK: 0.5%
	Germany: 0.2%
2,103	Fresenius AG	166,819
57,350	ProSieben SAT.1 Media AG	2,116,811
		2,283,630
	Italy: 0.3%
69,270	Instituto Finanziario Industriale S.p.A.	2,615,969
		2,615,969
	Total Preferred Stock
	(Cost $3,875,413)	4,899,599
RIGHTS: 0.0%
	South Korea: 0.0%
5,509	Meritz Fire & Marine Insurance Co., Ltd.	24,931
6,944	Solomon Mutual Savings	52,122

	Total Rights
	(Cost $ -)	77,053

	Total Long-Term Investments
	(Cost $908,997,476)	1,082,250,361

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.8%
	U.S. Government Agency Obligations: 1.8%
$ 19,029,000	Federal Home Loan Bank, 4.890%, due 08/01/07		$19,026,415

	Total Short-Term Investments
	(Cost $19,026,415)		19,026,415

	Total Investments in Securities
	(Cost $928,023,891)*	100.5%	$1,101,276,776
	Other Assets and Liabilities — Net	(0.5)	(5,057,024)
	Net Assets	100.0%	$1,096,219,752

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $929,845,408.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$209,404,258
	Gross Unrealized Depreciation	(37,972,890)
	Net Unrealized Appreciation	$171,431,368

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	1.4
Agriculture	0.2
Airlines	1.8
Apparel	0.5
Auto Manufacturers	0.3
Auto Parts & Equipment	2.1
Banks	2.1
Beverages	0.4
Building Materials	1.4
Chemicals	4.0
Closed-End Funds	0.1
Coal	0.3
Commercial Services	5.6
Computers	1.1
Cosmetics/Personal Care	0.4
Distribution/Wholesale	3.8
Diversified	0.3
Diversified Financial Services	5.0
Electric	1.0
Electrical Components & Equipment	2.2
Electronics	2.3
Energy - Alternate Sources	0.0
Engineering & Construction	4.2
Entertainment	0.3
Environmental Control	0.0
Food	2.8
Forest Products & Paper	0.7
Gas	0.0
Hand/Machine Tools	1.8
Healthcare - Products	0.2
Healthcare - Services	0.6
Holding Companies - Diversified	1.7
Home Builders	0.7
Home Furnishings	1.6
Household Products/Wares	0.3
Housewares	0.2
Insurance	3.5
Internet	0.8
Investment Companies	0.1
Iron/Steel	3.6
Leisure Time	0.4
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	1.7
Media	1.1
Metal Fabricate/Hardware	1.8
Mining	3.9
Miscellaneous Manufacturing	2.6
Office Property	0.0
Office/Business Equipment	0.3
Oil & Gas	4.7
Oil & Gas Services	1.1
Pharmaceuticals	1.6
Real Estate	5.3
Retail	3.3
Semiconductors	1.7
Shipbuilding	0.3
Software	1.1
Telecommunications	2.9
Textiles	0.1
Transportation	4.6
Venture Capital	0.1
Water	0.1
Short-Term Investments	1.8
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 87.7%
	Australia: 4.4%
319,256	Alumina Ltd.	$1,974,781
1,064,400	Dyno Nobel Ltd.	1,931,629
44,050	Newcrest Mining Ltd.	920,444
		4,826,854
	Belgium: 1.7%
46,250	Belgacom SA	1,872,418
		1,872,418
	Brazil: 1.8%
37,111,000	Centrais Eletricas Brasileiras SA	980,339
72,800	Centrais Eletricas Brasileiras SA ADR	951,722
		1,932,061
	Canada: 9.9%
142,704	Barrick Gold Corp.	4,694,962
68,050	Ivanhoe Mines Ltd.	973,115
108,000	Novagold Resources, Inc.	1,620,000
45,950	Opti Canada Inc.	990,673
17,950	Petro-Canada	980,070
16,230	Suncor Energy, Inc.	1,468,328
		10,727,148
	Finland: 2.6%
164,400	Stora Enso OYJ	2,825,965
		2,825,965
	France: 6.5%
75,000	Alcatel SA	875,096
137,800	Gemalto NV	3,243,748
11,750	Technip SA	958,971
34,530	Thales SA	1,975,425
		7,053,240
	Germany: 3.2%
136,630	Premiere AG	3,482,531
		3,482,531
	Italy: 3.2%
1,624,940	Telecom Italia S.p.A. RNC	3,506,451
		3,506,451
	Japan: 24.2%
19,150	Acom Co., Ltd.	683,890
73,900	Coca-Cola West Holdings Co., Ltd.	1,541,704
196,000	Dai Nippon Printing Co., Ltd.	2,875,972
70,690	Daiichi Sankyo Co., Ltd.	1,953,230
66,200	Fuji Photo Film Co., Ltd.	2,898,139
132,000	Kirin Brewery Co., Ltd.	1,875,596
208,000	Nippon Oil Corp.	1,851,884
201,130	Nippon Telegraph & Telephone Corp. ADR	4,338,374
38,200	Sankyo Co., Ltd.	1,527,950
66,200	Sega Sammy Holdings, Inc.	952,666
45,000	Sekisui House Ltd.	558,372
66,600	Shiseido Co., Ltd.	1,420,273
56,520	Takefuji Corp.	1,759,585
102,000	Toppan Printing Co., Ltd.	1,105,018
84,000	Wacoal Holdings Corp.	1,035,441
		26,378,094
	Netherlands: 2.7%
36,342	Royal Dutch Shell PLC ADR	2,881,194
		2,881,194
	Papua New Guinea: 0.9%
382,300	Lihir Gold Ltd.	1,002,698
		1,002,698
	South Africa: 5.6%
62,020	Anglogold Ashanti Ltd. ADR	2,614,763
95,500	Gold Fields Ltd.	1,561,240
65,058	Impala Platinum Holdings Ltd.	1,887,578
		6,063,581
	South Korea: 7.0%
81,530	Korea Electric Power Corp. ADR	1,934,707
124,950	KT Corp. ADR	2,938,824
35,350	Samsung SDI Co., Ltd.	1,512,990
43,050	SK Telecom Co., Ltd. ADR	1,211,427
		7,597,948
	Taiwan: 3.3%
217,128	Chunghwa Telecom Co., Ltd. ADR	3,599,981
		3,599,981
	United Kingdom: 7.9%
249,750	BP PLC	2,893,225
11,720	Lonmin PLC	821,414

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2007 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
27,730	Rio Tinto PLC	$2,000,623
974,762	Vodafone Group PLC	2,930,303
		8,645,565
	United States: 2.8%
71,500	Apex Silver Mines Ltd.	1,199,770
45,000	Newmont Mining Corp.	1,878,750
		3,078,520
	Total Common Stock
	(Cost $ 91,142,994)	95,474,249

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.8%
		U.S. Government Agency Obligations: 5.8%
$6,269,000		Federal Home Loan Bank, 4.890%, due 08/01/07		$6,268,148

		Total Short-Term Investments
		(Cost $6,268,148)		6,268,148

		Total Investments in Securities
		(Cost $97,411,142)*	93.5%	$101,742,397
		Other Assets and Liabilities — Net	6.5	7,071,892
		Net Assets	100.0%	$108,814,289

	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $97,568,209.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,387,169
		Gross Unrealized Depreciation		(4,212,981)
		Net Unrealized Appreciation		$4,174,188

Percentage of
Industry	Net Assets
Aerospace/Defense	1.8%
Apparel	0.9
Beverages	3.1
Commercial Services	3.7
Computers	3.0
Cosmetics/Personal Care	1.3
Diversified Financial Services	2.2
Electric	3.6
Electronics	1.4
Forest Products & Paper	2.6
Home Builders	0.5
Leisure Time	2.3
Media	3.2
Mining	21.3
Miscellaneous Manufacturing	4.4
Oil & Gas	10.2
Oil & Gas Services	0.9
Pharmaceuticals	1.8
Telecommunications	19.5
Short-Term Investments	5.8
Other Assets and Liabilities - Net	6.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 96.8%
	Australia: 1.2%
31,000	Telstra Corp., Ltd.	$120,977
		120,977
	Belgium: 2.7%
1,650	Dexia	47,177
5,800	Fortis	228,596
		275,773
	Denmark: 1.3%
3,100	Danske Bank A/S	130,558
		130,558
	Finland: 3.7%
3,533	Fortum OYJ	113,975
1,750	Outokumpu OYJ	54,203
9,150	UPM-Kymmene OYJ	203,316
		371,494
	France: 12.7%
770	Air France-KLM	34,658
7,600	Alcatel SA	88,676
1,930	BNP Paribas	212,156
887	Peugeot SA	74,628
2,900	Sanofi-Aventis	242,912
3,250	Total SA	255,944
8,950	Vivendi	380,165
		1,289,139
	Germany: 5.5%
6,000	Alstria Office AG	112,380
1,800	Commerzbank AG	77,509
1,145	Deutsche Bank AG	156,015
3,000	Deutsche Post AG	87,903
7,100	Deutsche Telekom AG	122,009
		555,816
	Greece: 2.3%
2,000	Coca-Cola Hellenic Bottling Co. SA	89,098
2,700	OPAP SA	92,566
989	Titan Cement Co. SA	50,384
		232,048
	Hong Kong: 0.6%
3,600	Hang Seng Bank Ltd.	56,730
		56,730
	Ireland: 1.1%
4,600	Smurfit Kappa PLC	107,934
		107,934
	Italy: 5.6%
11,300	Enel S.p.A.	116,650
5,400	ENI S.p.A.	188,982
7,000	Intesa Sanpaolo S.p.A.	49,911
79,000	Telecom Italia S.p.A. RNC	170,474
14,293	Unipol S.p.A.	45,365
		571,382
	Japan: 19.3%
1,500	Aoyama Trading Co., Ltd.	43,178
1,100	Astellas Pharma, Inc.	45,191
4,000	Canon Sales Co., Inc.	72,388
800	Chubu Electric Power Co., Inc.	20,065
2,000	Chugai Pharmaceutical Co., Ltd.	34,507
3,000	Daiichi Sankyo Co., Ltd.	82,893
17	Dentsu, Inc.	43,475
6	East Japan Railway Co.	44,502
6,800	EDION Corp.	74,086

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2007 (Unaudited) (continued)

Shares				Value
		Japan (continued)
13,000		Fuji Electric Holdings Co., Ltd.		$53,651
10,000		Furukawa Electric Co., Ltd.		55,293
15,000		Itochu Corp.		188,167
1,600		Kansai Electric Power Co., Inc.		35,505
12		KDDI Corp.		79,604
1,600		Kyushu Electric Power Co., Inc.		38,004
20,000		Mitsubishi Materials Corp.		127,923
23		Mitsubishi UFJ Financial Group, Inc.		245,453
3,000		Onward Kashiyama Co., Ltd.		35,818
400		Oracle Corp. Japan		17,774
68		Resona Holdings, Inc.		146,359
1,300		Sankyo Co., Ltd.		51,998
237		Softbank Investment Corp.		72,672
7,000		Sumitomo Trust & Banking Co., Ltd.		59,099
7,600		Tohoku Electric Power Co., Inc.		168,698
1,400		Toyota Motor Corp.		85,110
3,000		Wacoal Holdings Corp.		36,980
				1,958,393
		Netherlands: 8.1%
3,350		Arcelor Mittal		204,842
1,900		European Aeronautic Defence and Space Co. NV		56,965
2,400		Koninklijke DSM NV		123,987
11,150		Royal Dutch Shell PLC		434,228
				820,022
		New Zealand: 1.0%
29,000		Telecom Corp. of New Zealand Ltd.		100,348
				100,348
		Norway: 0.6%
5,000		DNB NOR ASA		65,847
				65,847
		Spain: 4.7%
3,900		Banco Bilbao Vizcaya Argentaria SA		95,474
7,900		Banco Santander Central Hispano SA		150,454
2,500		Ebro Puleva SA		55,390
3,250		Iberdrola SA		180,781
				482,099
		Sweden: 0.3%
1,750		Volvo AB		32,171
				32,171
		Switzerland: 3.9%
610		Nestle SA		234,348
2,850		UBS AG		157,780
				392,128
		United Kingdom: 22.2%
10,900		Aviva PLC		151,477
6,500		Barclays PLC		91,300
46,500		BP PLC		538,680
7,300		GKN PLC		56,690
11,000		HBOS PLC		214,201
25,800		HSBC Holdings PLC		478,079
51,000		ITV PLC		104,800
36,000		Legal & General Group PLC		101,483
21,000		Royal Bank of Scotland Group PLC		250,023
14,300		Tate & Lyle PLC		163,718
35,000		Vodafone Group PLC		105,216
				2,255,667
		Total Investments in Securities
		(Cost $9,949,445)*	96.8%	$9,818,526
		Other Assets and Liabilities — Net	3.2	325,915
		Net Assets	100.0%	$10,144,441

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$450,068
		Gross Unrealized Depreciation		(580,987)
		Net Unrealized Depreciation		$(130,919)

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	0.6
Airlines	0.3
Apparel	0.7
Auto Manufacturers	1.6
Auto Parts & Equipment	0.6
Banks	27.2
Beverages	0.9
Building Materials	0.5
Chemicals	1.2
Distribution/Wholesale	2.6
Diversified Financial Services	1.5
Electric	6.6
Electrical Components & Equipment	0.5
Entertainment	0.9
Food	4.5
Forest Products & Paper	3.1
Hand/Machine Tools	0.5
Insurance	2.9
Internet	0.7
Iron/Steel	2.5
Leisure Time	0.5
Machinery - Diversified	0.3
Media	4.8
Mining	1.3
Oil & Gas	14.0
Pharmaceuticals	4.0
Real Estate	1.1
Retail	1.2
Software	0.2
Telecommunications	7.8
Transportation	1.3
Other Assets and Liabilities - Net	3.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Banks: 16.5%
4,825,000		Promstroibank St. Petersburg	$8,347,250
67,500		Raiffeisen International Bank Holding AG	10,358,047
29,400,000		Sberbank RF	120,834,000
			139,539,297
		Beverages: 1.2%
352,000		Efes Breweries International NV GDR	10,517,760
			10,517,760
		Cosmetics/Personal Care: 0.9%
193,500		Kalina	8,127,000
			8,127,000
		Electric: 6.4%
52,300,000		OGK-5 OJSC	8,054,200
33,500,000		Unified Energy System	45,895,000
			53,949,200
		Food: 3.1%
280,000		Wimm-Bill-Dann Foods OJSC ADR	26,320,000
			26,320,000
		Internet: 1.2%
1,145,000		RBC Information Systems	10,018,750
			10,018,750
		Iron/Steel: 6.1%
502,000	L	Mechel OAO ADR	20,853,080
3,450,000		Novolipetsk Steel	10,781,250
192,000		Novolipetsk Steel GDR	6,049,920
300,000		Severstal GDR	5,295,000
500,000		Severstal JSC	8,625,000
			51,604,250
		Metal Fabricate/Hardware: 3.4%
450,000	L	TMK OAO GDR	18,045,000
37,700		Vsmpo-Avisma Corp.	11,083,800
			29,128,800
		Mining: 7.7%
217,000	L	MMC Norilsk Nickel ADR	51,537,500
338,000		Polyus Gold Co. ZAO ADR	13,520,000
			65,057,500
		Oil & Gas: 32.3%
1,100,000		Lukoil-Spon ADR	88,550,000
362,000		Novatek OAO GDR	19,656,600
7,300,000		OAO Gazprom	78,475,000
434,000		OAO Gazprom ADR	18,727,100
3,280,000		OAO Rosneft Oil Co. GDR	27,486,400
387,000	L	Surgutneftegaz ADR	21,865,500
192,000	L	Tatneft GDR	19,248,000
			274,008,600
		Pharmaceuticals: 1.0%
492,000		Pharmstandard - Reg S GDR	8,309,880
8,000	#	Pharmstandard OJSC GDR	135,120
			8,445,000
		Pipelines: 1.8%
8,700		Transneft	15,225,000
			15,225,000
		Retail: 2.1%
387,000		Magnit OAO	17,608,500
			17,608,500
		Telecommunications: 11.9%
469,000		Mobile Telesystems Finance SA ADR	29,992,550
137,000		Moscow City Telephone	4,384,000
1,275,000		Rostelecom	12,112,500
105,500,000		Sibirtelecom	11,140,800
108,000,000		Uralsvyazinform	6,393,600
232,000		Vimpel-Communications OAO ADR	24,568,800
2,400,000		VolgaTelecom	12,132,000
			100,724,250
		Total Common Stock
		(Cost $ 463,778,019)	810,273,907

MUTUAL FUNDS: 1.5%
		Closed-End Funds: 1.5%
3,500,000		RenShares Utilities Ltd.	12,950,000

		Total Mutual Funds
		(Cost $ 4,635,603)	12,950,000

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2007 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.0%
		Machinery - Diversified: 1.0%
43,500,000		Achinsk Refinery		$8,004,000

		Total Preferred Stock
		(Cost $ 3,106,603)		8,004,000

EQUITY-LINKED SECURITIES: 1.1%
		Equity Fund: 1.1%
446	#, I	Baskets - Russian Exchange		9,544,400

		Total Equity-Linked Securities
		(Cost $ 5,690,600)		9,544,400

		Total Long-Term Investments
		(Cost $477,210,825)		840,772,307

Principal Amount				Value
SHORT-TERM INVESTMENTS: 9.9%
		Securities Lending Collateralcc: 9.9%
$83,431,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		$83,431,000

		Total Short-Term Investments
		(Cost $83,431,000)		83,431,000

		Total Investments in Securities
		(Cost $560,641,825)*	109.1%	$924,203,307
		Other Assets and Liabilities - Net	(9.1)	(76,700,420)
		Net Assets	100.0%	$847,502,887

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2007.

	*	Cost for federal income tax purposes is $561,234,382.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$364,710,119
		Gross Unrealized Depreciation		(1,741,194)
		Net Unrealized Appreciation		$362,968,925

x

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Mutual Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 1, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 1, 2007